REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Separate Account Seven of Talcott Resolution Life Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account Seven of Talcott Resolution Life Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
LVIP JPMorgan Mid Cap Value Fund	December 31, 2025	Year ended December 31, 2025	Two years ended December 31, 2025	Two years ended December 31, 2025, and period from April 28, 2023, to December 31, 2023
LVIP JPMorgan U.S. Equity Fund	December 31, 2025	Year ended December 31, 2025	Two years ended December 31, 2025	Two years ended December 31, 2025, and period from April 28, 2023, to December 31, 2023
LVIP JPMorgan Core Bond Fund	December 31, 2025	Year ended December 31, 2025	Two years ended December 31, 2025	Two years ended December 31, 2025, and period from April 28, 2023, to December 31, 2023
PSF PGIM Jennison Blend Portfolio	December 31, 2025	Year ended December 31, 2025	Two years ended December 31, 2025	Two years ended December 31, 2025, and period from December 8, 2023, to December 31, 2023
LVIP American Century Mid Cap Value Fund	December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025, and period from April 26, 2024, to December 31, 2024	Year ended December 31, 2025, and period from April 26, 2024, to December 31, 2024
LVIP American Century Value Fund	December 31, 2025	Year ended December 31, 2025	Year ended December 31, 2025, and period from April 26, 2024, to December 31, 2024	Year ended December 31, 2025, and period from April 26, 2024, to December 31, 2024

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Hartford, Connecticut

April 17, 2026

We have served as the auditor of Separate Account Seven of Talcott Resolution Life Insurance Company since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	1,690,471	2,336,690	696,008	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	18,732,236	36,616,162	262,273	11,329,542	17,831,452	10,605,080	—
class S2	—	—	—	771,805	204,114	—	4,159,005	9,344	1,718,593	378,986
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,690,471	2,336,690	696,008	19,504,041	36,820,276	262,273	15,488,547	17,840,796	12,323,673	378,986
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9,460	125	167	2,631	2,489	13	2,531	739	5,371	15
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	1,699,931	2,336,815	696,175	19,506,672	36,822,765	262,286	15,491,078	17,841,535	12,329,044	379,001

Liabilities:
Due to Sponsor Company	9,460	125	167	2,631	2,489	13	2,531	739	5,371	15
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	4	—	2	—	—	—
Total liabilities	9,460	125	167	2,631	2,493	13	2,533	739	5,371	15

Net assets:
For contract liabilities	$1,690,471	$2,336,690	$696,008	$19,504,041	$36,820,272	$262,273	$15,488,545	$17,840,796	$12,323,673	$378,986

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	1,690,471	2,336,690	696,008	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	18,732,236	36,616,158	262,273	11,329,540	17,831,452	10,605,080	—
class S2	—	—	—	771,805	204,114	—	4,159,005	9,344	1,718,593	378,986
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,690,471	$2,336,690	$696,008	$19,504,041	$36,820,272	$262,273	$15,488,545	$17,840,796	$12,323,673	$378,986

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	171,971	112,233	42,726	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	519,907	3,438,137	55,332	313,751	1,619,569	528,668	—
class S2	—	—	—	21,583	19,366	—	117,519	890	96,388	45,117
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	171,971	112,233	42,726	541,490	3,457,503	55,332	431,270	1,620,459	625,056	45,117

Cost	$1,765,635	$1,507,699	$724,167	$16,439,476	$39,213,250	$275,153	$13,823,314	$17,741,974	$10,987,776	$455,209

Deferred contracts in the accumulation period:
Units owned by participants #	77,348	201,392	20,953	592,070	27,660,493	66,288	3,191,194	4,072,274	296,683	23,291
Minimum unit fair value #*	$17.406065	$9.348298	$26.767008	$2.820688	$1.091844	$2.061630	$2.963692	$3.690035	$27.549992	$14.216370
Maximum unit fair value #*	$32.140037	$24.045855	$52.214526	$53.259086	$9.435633	$24.143825	$27.950684	$39.226154	$52.098254	$18.827667
Contract liability	$1,606,189	$2,324,628	$696,008	$19,226,249	$36,104,700	$238,684	$14,927,982	$17,717,508	$12,062,606	$378,986

Contracts in payout (annuitization) period:
Units owned by participants #	4,161	1,078	—	20,431	518,485	9,460	138,677	26,531	5,763	—
Minimum unit fair value #*	$20.254003	$10.878226	$—	$3.184959	$1.302960	$2.493664	$3.536727	$4.506628	$31.772652	$—
Maximum unit fair value #*	$20.254003	$11.682490	$—	$44.305317	$1.437056	$2.493664	$18.713194	$4.910228	$46.944564	$—
Contract liability	$84,282	$12,062	$—	$277,792	$715,572	$23,589	$560,563	$123,288	$261,067	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	7,287,887	24,111,185	94,704,652	60,097,013	57,058,626	38,211,015	417,178,798	266,525,086
class 4	—	—	953,933	4,419,333	5,402,661	3,602,296	10,679,511	2,653,516	30,678,129	16,412,818
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	237,926	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	35,934,859	—	—	—	—	—	—	—	—	—
class S2	2,378,648	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	38,313,507	237,926	8,241,820	28,530,518	100,107,313	63,699,309	67,738,137	40,864,531	447,856,927	282,937,904
Due from Sponsor Company	—	—	—	—	9,009	30,706	—	—	—	—
Receivable for fund shares sold	831	13	1,066	7,616	—	—	20,992	6,179	90,885	32,073
Other assets	16	—	—	—	—	—	—	—	—	3
Total assets	38,314,354	237,939	8,242,886	28,538,134	100,116,322	63,730,015	67,759,129	40,870,710	447,947,812	282,969,980

Liabilities:
Due to Sponsor Company	831	13	1,066	7,616	—	—	20,992	6,179	90,885	32,073
Payable for fund shares purchased	—	—	—	—	9,009	30,706	—	—	—	—
Other liabilities	—	—	—	—	1	1	1	—	3	—
Total liabilities	831	13	1,066	7,616	9,010	30,707	20,993	6,179	90,888	32,073

Net assets:
For contract liabilities	$38,313,523	$237,926	$8,241,820	$28,530,518	$100,107,312	$63,699,308	$67,738,136	$40,864,531	$447,856,924	$282,937,907

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	7,287,887	24,111,184	94,704,651	60,097,011	57,058,625	38,211,015	417,178,795	266,525,088
class 4	—	—	953,933	4,419,334	5,402,661	3,602,297	10,679,511	2,653,516	30,678,129	16,412,819
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	237,926	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	35,934,874	—	—	—	—	—	—	—	—	—
class S2	2,378,649	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$38,313,523	$237,926	$8,241,820	$28,530,518	$100,107,312	$63,699,308	$67,738,136	$40,864,531	$447,856,924	$282,937,907

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	720,859	1,311,816	3,501,096	3,378,135	6,089,501	1,002,651	3,005,611	4,021,199
class 4	—	—	96,066	247,582	201,818	205,259	1,147,101	70,666	228,277	253,402
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	7,712	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	35,934,859	—	—	—	—	—	—	—	—	—
class S2	2,378,648	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	38,313,507	7,712	816,925	1,559,398	3,702,914	3,583,394	7,236,602	1,073,317	3,233,888	4,274,601

Cost	$38,313,507	$241,730	$9,145,559	$21,017,129	$79,692,230	$47,203,939	$75,628,577	$31,651,504	$264,382,636	$207,508,233

Deferred contracts in the accumulation period:
Units owned by participants #	3,886,944	13,994	741,582	949,116	2,683,965	13,969,933	4,511,943	800,819	5,975,255	4,976,953
Minimum unit fair value #*	$8.590765	$16.436563	$8.048404	$17.993383	$16.715995	$3.561595	$9.289619	$19.947765	$31.157265	$22.836061
Maximum unit fair value #*	$11.403708	$17.841591	$13.485078	$43.068716	$51.956026	$51.597460	$20.075951	$75.592842	$118.849261	$81.830519
Contract liability	$37,946,283	$237,926	$8,150,493	$27,946,441	$98,369,808	$62,596,100	$66,961,662	$40,356,829	$440,881,346	$277,430,776

Contracts in payout (annuitization) period:
Units owned by participants #	36,378	—	7,600	17,012	42,161	242,221	47,291	8,222	81,116	83,104
Minimum unit fair value #*	$9.626035	$—	$11.340777	$19.167495	$17.881776	$4.300213	$10.149248	$49.175041	$34.039034	$24.948645
Maximum unit fair value #*	$10.376313	$—	$13.485078	$35.561151	$46.815546	$4.747063	$20.075951	$68.180073	$107.091084	$73.734427
Contract liability	$367,240	$—	$91,327	$584,077	$1,737,504	$1,103,208	$776,474	$507,702	$6,975,578	$5,507,131

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$3,687,194	$425,098	$—	$—	$—	$—	$—
class 2	39,932,678	15,661,611	17,716,702	—	—	—	—	—	—	—
class 4	12,453,279	1,869,724	2,983,913	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	1,898,855	12,441,540	6,720,155	1,015,094	225,578
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	52,385,957	17,531,335	20,700,615	3,687,194	425,098	1,898,855	12,441,540	6,720,155	1,015,094	225,578
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	12,710	3,602	7,146	215	680	85	650	1,116	54	10
Other assets	—	—	—	1	—	—	1	—	—	—
Total assets	52,398,667	17,534,937	20,707,761	3,687,410	425,778	1,898,940	12,442,191	6,721,271	1,015,148	225,588

Liabilities:
Due to Sponsor Company	12,710	3,602	7,146	215	680	85	650	1,116	54	10
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	—	—
Total liabilities	12,710	3,602	7,146	215	680	86	650	1,116	54	10

Net assets:
For contract liabilities	$52,385,957	$17,531,335	$20,700,615	$3,687,195	$425,098	$1,898,854	$12,441,541	$6,720,155	$1,015,094	$225,578

Contract Liabilities:
class 1	$—	$—	$—	$3,687,195	$425,098	$—	$—	$—	$—	$—
class 2	39,932,677	15,661,611	17,716,702	—	—	—	—	—	—	—
class 4	12,453,280	1,869,724	2,983,913	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	1,898,854	12,441,541	6,720,155	1,015,094	225,578
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$52,385,957	$17,531,335	$20,700,615	$3,687,195	$425,098	$1,898,854	$12,441,541	$6,720,155	$1,015,094	$225,578

Shares:
class 1	—	—	—	246,141	18,499	—	—	—	—	—
class 2	1,797,150	488,967	930,499	—	—	—	—	—	—	—
class 4	570,466	58,963	157,296	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	20,444	218,810	191,076	62,776	12,213
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,367,616	547,930	1,087,795	246,141	18,499	20,444	218,810	191,076	62,776	12,213

Cost	$43,835,434	$12,307,264	$21,150,990	$3,504,649	$474,787	$1,651,265	$8,517,830	$6,187,663	$889,215	$172,672

Deferred contracts in the accumulation period:
Units owned by participants #	2,538,527	427,118	688,802	504,526	100,766	27,711	216,125	187,857	26,555	3,859
Minimum unit fair value #*	$12.046315	$15.510505	$13.320084	$4.763680	$3.638989	$57.518264	$45.977512	$29.158976	$30.917023	$50.616211
Maximum unit fair value #*	$32.175412	$65.690569	$48.188080	$67.770235	$69.817080	$95.464465	$93.904023	$55.849708	$60.976618	$59.429521
Contract liability	$51,887,435	$17,366,468	$20,494,634	$3,615,250	$424,442	$1,898,854	$12,415,060	$6,612,606	$1,015,094	$212,650

Contracts in payout (annuitization) period:
Units owned by participants #	21,684	3,866	5,521	12,486	158	—	499	2,957	—	234
Minimum unit fair value #*	$13.161190	$16.522680	$14.552903	$5.762157	$4.151246	$—	$53.029230	$33.631872	$—	$55.337501
Maximum unit fair value #*	$32.175412	$59.190507	$45.762547	$5.762157	$4.151246	$—	$53.029230	$54.484309	$—	$55.337501
Contract liability	$498,522	$164,867	$205,981	$71,945	$656	$—	$26,481	$107,549	$—	$12,928

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$32,183,169	$—	$9,068,675
class 2	—	101,425,135	135,575,306	17,568,348	313,815	27,795,344	5,510,684	210,665	78,372,326	—
class 4	—	404,518	15,424,954	—	—	1,394,409	1,897,900	7,949,011	9,922,837	973,009
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	69,605	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	69,605	101,829,653	151,000,260	17,568,348	313,815	29,189,753	7,408,584	40,342,845	88,295,163	10,041,684
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	63,474	485,699	28,702	14	7,704	360	171	12,493	1,471
Other assets	—	—	1	—	—	1	—	1	—	—
Total assets	69,606	101,893,127	151,485,960	17,597,050	313,829	29,197,458	7,408,944	40,343,017	88,307,656	10,043,155

Liabilities:
Due to Sponsor Company	1	63,474	485,699	28,702	14	7,704	360	171	12,493	1,471
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	1	—
Total liabilities	1	63,474	485,699	28,702	14	7,704	360	171	12,494	1,471

Net assets:
For contract liabilities	$69,605	$101,829,653	$151,000,261	$17,568,348	$313,815	$29,189,754	$7,408,584	$40,342,846	$88,295,162	$10,041,684

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$32,183,170	$—	$9,068,675
class 2	—	101,425,135	135,575,307	17,568,348	313,815	27,795,345	5,510,684	210,665	78,372,325	—
class 4	—	404,518	15,424,954	—	—	1,394,409	1,897,900	7,949,011	9,922,837	973,009
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	69,605	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$69,605	$101,829,653	$151,000,261	$17,568,348	$313,815	$29,189,754	$7,408,584	$40,342,846	$88,295,162	$10,041,684

Shares:
class 1	—	—	—	—	—	—	—	3,369,965	—	743,334
class 2	—	3,617,159	8,942,962	979,830	24,029	1,942,372	397,310	23,074	4,867,847	—
class 4	—	14,416	981,231	—	—	90,429	130,082	839,389	606,901	79,886
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	6,288	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	6,288	3,631,575	9,924,193	979,830	24,029	2,032,801	527,392	4,232,428	5,474,748	823,220

Cost	$71,573	$87,985,646	$146,584,206	$18,151,841	$340,215	$32,472,154	$7,524,206	$45,468,432	$88,718,032	$7,578,666

Deferred contracts in the accumulation period:
Units owned by participants #	3,083	1,774,726	4,833,126	368,471	11,781	890,930	256,209	1,913,540	2,657,147	302,498
Minimum unit fair value #*	$19.872462	$43.189959	$18.230735	$40.734237	$22.383413	$20.838849	$24.049342	$12.417114	$18.288961	$12.355281
Maximum unit fair value #*	$20.370561	$68.078902	$39.089337	$58.640690	$27.439383	$56.751416	$53.088955	$29.937710	$46.581637	$49.357886
Contract liability	$62,278	$98,960,855	$147,243,550	$17,400,523	$308,483	$28,889,954	$7,365,334	$39,790,660	$86,416,029	$9,869,249

Contracts in payout (annuitization) period:
Units owned by participants #	369	47,898	110,364	3,262	208	7,781	1,381	23,250	48,616	5,291
Minimum unit fair value #*	$19.872462	$48.794287	$21.215155	$48.523984	$25.679996	$25.636755	$28.093139	$14.321585	$21.283410	$14.250754
Maximum unit fair value #*	$19.872462	$61.342853	$35.221780	$53.369816	$25.679996	$47.673575	$34.052948	$26.975614	$41.972388	$44.473473
Contract liability	$7,327	$2,868,798	$3,756,711	$167,825	$5,332	$299,800	$43,250	$552,186	$1,879,133	$172,435

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	30,617,292	41,165,158	27,960,516	10,525,488	100,650	—	—	—	—	—
class 4	1,817,437	3,863,296	3,067,379	782,494	4,623,080	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	3,142,284	43,121,986	48,896,577	35,251,537	—
class IB	—	—	—	—	—	4,888,337	9,515,745	15,004,403	10,742,908	62,450
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	32,434,729	45,028,454	31,027,895	11,307,982	4,723,730	8,030,621	52,637,731	63,900,980	45,994,445	62,450
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	5,373	4,249	11,018	2,182	2,125	6,579	8,745	13,203	5,945	2
Other assets	—	1	—	—	—	—	—	1	—	—
Total assets	32,440,102	45,032,704	31,038,913	11,310,164	4,725,855	8,037,200	52,646,476	63,914,184	46,000,390	62,452

Liabilities:
Due to Sponsor Company	5,373	4,249	11,018	2,182	2,125	6,579	8,745	13,203	5,945	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	5,373	4,249	11,018	2,182	2,125	6,579	8,745	13,203	5,945	2

Net assets:
For contract liabilities	$32,434,729	$45,028,455	$31,027,895	$11,307,982	$4,723,730	$8,030,621	$52,637,731	$63,900,981	$45,994,445	$62,450

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	30,617,292	41,165,159	27,960,515	10,525,488	100,650	—	—	—	—	—
class 4	1,817,437	3,863,296	3,067,380	782,494	4,623,080	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	3,142,283	43,121,987	48,896,577	35,251,537	—
class IB	—	—	—	—	—	4,888,338	9,515,744	15,004,404	10,742,908	62,450
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$32,434,729	$45,028,455	$31,027,895	$11,307,982	$4,723,730	$8,030,621	$52,637,731	$63,900,981	$45,994,445	$62,450

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	1,887,626	2,909,198	1,466,974	1,599,618	7,642	—	—	—	—	—
class 4	109,418	267,727	154,450	136,561	343,980	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	107,318	4,496,557	918,590	1,541,388	—
class IB	—	—	—	—	—	162,134	997,458	290,896	475,560	4,021
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,997,044	3,176,925	1,621,424	1,736,179	351,622	269,452	5,494,015	1,209,486	2,016,948	4,021

Cost	$27,211,902	$37,752,805	$29,661,979	$8,964,541	$5,345,699	$7,491,215	$58,693,153	$54,515,058	$43,488,720	$69,302

Deferred contracts in the accumulation period:
Units owned by participants #	1,747,277	1,824,751	684,173	214,906	412,890	1,373,064	7,387,925	3,153,576	2,294,932	6,415
Minimum unit fair value #*	$11.547051	$15.181509	$21.540871	$44.738118	$8.864553	$2.369176	$1.345739	$4.360798	$4.286283	$9.735650
Maximum unit fair value #*	$24.041514	$32.217729	$61.851761	$76.499288	$13.020567	$36.747112	$16.676351	$65.985750	$69.540052	$9.735650
Contract liability	$31,990,577	$43,950,620	$30,621,043	$11,143,193	$4,673,760	$7,952,702	$51,842,341	$63,139,672	$45,536,809	$62,450

Contracts in payout (annuitization) period:
Units owned by participants #	22,352	38,766	7,400	2,931	4,337	26,684	226,956	41,364	28,776	—
Minimum unit fair value #*	$13.318578	$24.644954	$50.900382	$52.853174	$11.099450	$2.865889	$1.627813	$5.333420	$5.242077	$—
Maximum unit fair value #*	$21.662342	$29.029550	$61.851761	$56.851612	$11.920372	$3.586842	$15.199714	$41.987588	$48.224350	$—
Contract liability	$444,152	$1,077,835	$406,852	$164,789	$49,970	$77,919	$795,390	$761,309	$457,636	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	19,759,915	2,677,529	461,969	20,341,690	825,474	1,043,999	652,996	—	—	—
class IB	2,112,031	1,778,903	873,947	2,780,185	1,363,910	47,960	4,832,218	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	404,860	1,649,471	4,706,342
Total investments	21,871,946	4,456,432	1,335,916	23,121,875	2,189,384	1,091,959	5,485,214	404,860	1,649,471	4,706,342
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	3,905	541	67	1,918	120	50	1,172	8	9,549	235
Other assets	—	1	—	1	—	—	1	—	—	—
Total assets	21,875,851	4,456,974	1,335,983	23,123,794	2,189,504	1,092,009	5,486,387	404,868	1,659,020	4,706,577

Liabilities:
Due to Sponsor Company	3,905	541	67	1,918	120	50	1,172	8	9,549	235
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	3,905	541	67	1,918	120	50	1,172	8	9,549	235

Net assets:
For contract liabilities	$21,871,946	$4,456,433	$1,335,916	$23,121,876	$2,189,384	$1,091,959	$5,485,215	$404,860	$1,649,471	$4,706,342

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	19,759,915	2,677,530	461,969	20,341,691	825,474	1,043,999	652,996	—	—	—
class IB	2,112,031	1,778,903	873,947	2,780,185	1,363,910	47,960	4,832,219	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—

VC	—	—	—	—	—	—	—	404,860	1,649,471	4,706,342
Total contract liabilities	$21,871,946	$4,456,433	$1,335,916	$23,121,876	$2,189,384	$1,091,959	$5,485,215	$404,860	$1,649,471	$4,706,342

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	852,088	130,167	19,912	1,969,186	41,398	42,473	6,997	—	—	—
class IB	93,041	84,669	41,127	269,137	83,064	2,128	51,836	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	21,331	83,139	443,576
Total shares	945,129	214,836	61,039	2,238,323	124,462	44,601	58,833	21,331	83,139	443,576

Cost	$15,893,086	$3,106,033	$1,797,357	$22,668,210	$2,081,011	$1,185,490	$4,553,754	$358,774	$1,342,348	$5,018,401

Deferred contracts in the accumulation period:
Units owned by participants #	584,809	480,393	115,531	18,067,342	230,772	35,270	1,268,306	9,351	35,702	230,652
Minimum unit fair value #*	$4.361377	$2.458576	$4.331279	$0.785603	$3.822286	$4.865051	$2.760547	$34.143141	$41.290369	$17.019012
Maximum unit fair value #*	$89.293791	$35.105805	$42.642785	$11.493292	$48.226921	$55.490080	$51.436654	$44.926537	$48.475093	$23.342237
Contract liability	$21,691,346	$4,382,672	$1,278,027	$22,866,200	$2,136,011	$1,091,959	$5,400,105	$404,860	$1,649,471	$4,672,359

Contracts in payout (annuitization) period:
Units owned by participants #	6,282	21,633	5,274	186,727	10,527	—	24,901	—	—	1,713
Minimum unit fair value #*	$17.937794	$3.007068	$10.975417	$0.950161	$4.674824	$—	$3.339450	$—	$—	$19.627866
Maximum unit fair value #*	$60.352185	$20.788826	$10.975417	$9.442356	$34.801364	$—	$4.254037	$—	$—	$21.078584
Contract liability	$180,600	$73,761	$57,889	$255,676	$53,373	$—	$85,110	$—	$—	$33,983

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	19,738,534	3,044,296	28,625,241	11,362,907	18,390,928	71,473,849	23,512,618	30,068,076	2,974,054
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	1,761,558	—	300,133	—	19,534	4,033,454	8,677,599	5,434,164	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	1,280,309	—	—	—	—	—	—	—	—	—
Total investments	1,280,309	21,500,092	3,044,296	28,925,374	11,362,907	18,410,462	75,507,303	32,190,217	35,502,240	2,974,054
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	94	27,490	169	1,602	9,956	1,650	16,324	7,084	21,574	148
Other assets	—	1	—	—	—	—	—	—	—	—
Total assets	1,280,403	21,527,583	3,044,465	28,926,976	11,372,863	18,412,112	75,523,627	32,197,301	35,523,814	2,974,202

Liabilities:
Due to Sponsor Company	94	27,490	169	1,602	9,956	1,650	16,324	7,084	21,574	148
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	1	—	1	—
Total liabilities	94	27,490	169	1,602	9,956	1,650	16,325	7,084	21,575	148

Net assets:
For contract liabilities	$1,280,309	$21,500,093	$3,044,296	$28,925,374	$11,362,907	$18,410,462	$75,507,302	$32,190,217	$35,502,239	$2,974,054

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	19,738,534	3,044,296	28,625,241	11,362,907	18,390,928	71,473,848	23,512,618	30,068,075	2,974,054
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	1,761,559	—	300,133	—	19,534	4,033,454	8,677,599	5,434,164	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	1,280,309	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,280,309	$21,500,093	$3,044,296	$28,925,374	$11,362,907	$18,410,462	$75,507,302	$32,190,217	$35,502,239	$2,974,054

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	290,915	155,163	1,094,237	1,423,923	1,178,906	3,063,603	1,056,273	2,552,468	97,542
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	29,030	—	11,738	—	1,614	178,156	402,299	470,898	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	30,513	—	—	—	—	—	—	—	—	—
Total shares	30,513	319,945	155,163	1,105,975	1,423,923	1,180,520	3,241,759	1,458,572	3,023,366	97,542

Cost	$1,002,641	$18,157,683	$3,078,251	$29,915,422	$12,850,568	$19,342,296	$72,253,012	$27,601,063	$38,048,721	$2,818,711

Deferred contracts in the accumulation period:
Units owned by participants #	39,805	427,011	75,498	698,612	517,434	404,193	2,353,145	675,795	2,389,399	57,384
Minimum unit fair value #*	$28.557529	$32.578242	$32.091525	$33.490879	$18.616882	$29.293216	$20.942118	$28.059767	$11.605401	$44.647687
Maximum unit fair value #*	$41.231153	$98.400710	$54.839663	$55.042776	$61.988151	$63.389581	$42.671839	$67.164279	$17.444510	$62.968358
Contract liability	$1,280,309	$20,990,619	$3,021,686	$28,206,222	$11,196,457	$18,128,471	$74,058,958	$31,794,706	$34,813,534	$2,970,040

Contracts in payout (annuitization) period:
Units owned by participants #	—	9,768	545	15,763	7,062	6,257	40,493	7,626	45,404	76
Minimum unit fair value #*	$—	$39.105887	$39.302495	$40.150929	$21.528930	$35.483935	$24.587458	$32.362073	$13.384844	$52.747187
Maximum unit fair value #*	$—	$64.646722	$49.413332	$49.779831	$23.857201	$63.389581	$38.449803	$60.518839	$15.720477	$52.747187
Contract liability	$—	$509,474	$22,610	$719,152	$166,450	$281,991	$1,448,344	$395,511	$688,705	$4,014

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	307,860	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	158,259	923,064	—	—
class III	—	13,540,613	44,526	2,236,861	—	356,396	—	—	—	230,562
class INIT	12,497,800	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	15,982,461	—
class S2	—	—	—	—	—	—	—	—	1,238,321	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	12,497,800	13,540,613	44,526	2,236,861	307,860	356,396	158,259	923,064	17,220,782	230,562
Due from Sponsor Company	—	—	—	—	—	—	—	—	25,343	—
Receivable for fund shares sold	2,871	261	1	44	17	7	11	41	—	5
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	12,500,671	13,540,874	44,527	2,236,905	307,877	356,403	158,270	923,105	17,246,125	230,567

Liabilities:
Due to Sponsor Company	2,871	261	1	44	17	7	11	41	—	5
Payable for fund shares purchased	—	—	—	—	—	—	—	—	25,343	—
Other liabilities	—	—	—	—	—	—	—	—	1	—
Total liabilities	2,871	261	1	44	17	7	11	41	25,344	5

Net assets:
For contract liabilities	$12,497,800	$13,540,613	$44,526	$2,236,861	$307,860	$356,396	$158,259	$923,064	$17,220,781	$230,562

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	307,860	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	158,259	923,064	—	—
class III	—	13,540,613	44,526	2,236,861	—	356,396	—	—	—	230,562
class INIT	12,497,800	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	15,982,460	—
class S2	—	—	—	—	—	—	—	—	1,238,321	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$12,497,800	$13,540,613	$44,526	$2,236,861	$307,860	$356,396	$158,259	$923,064	$17,220,781	$230,562

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	14,045	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	7,893	143,556	—	—
class III	—	882,125	3,338	58,818	—	31,099	—	—	—	33,463
class INIT	2,455,363	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	880,577	—
class S2	—	—	—	—	—	—	—	—	69,725	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,455,363	882,125	3,338	58,818	14,045	31,099	7,893	143,556	950,302	33,463

Cost	$13,487,353	$12,184,396	$47,526	$1,561,463	$215,117	$332,223	$137,197	$955,343	$15,842,946	$253,640

Deferred contracts in the accumulation period:
Units owned by participants #	834,866	1,044,261	1,990	85,533	4,778	8,971	2,743	19,471	839,926	3,933
Minimum unit fair value #*	$12.593921	$12.233382	$22.277049	$24.677491	$64.438212	$35.612726	$55.597306	$41.355969	$18.342911	$52.786491
Maximum unit fair value #*	$16.073414	$13.392223	$22.823047	$27.014915	$64.438212	$41.033219	$66.237570	$76.460197	$59.255679	$60.820880
Contract liability	$11,921,361	$13,540,613	$44,526	$2,236,861	$307,860	$356,396	$157,039	$911,556	$16,735,835	$230,562

Contracts in payout (annuitization) period:
Units owned by participants #	38,709	—	—	—	—	—	19	255	24,518	—
Minimum unit fair value #*	$14.451992	$—	$—	$—	$—	$—	$63.400405	$45.211133	$19.298252	$—
Maximum unit fair value #*	$15.098788	$—	$—	$—	$—	$—	$63.400405	$45.211133	$45.515684	$—
Contract liability	$576,439	$—	$—	$—	$—	$—	$1,220	$11,508	$484,946	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$5,683,415	$3,256,598	$5,820,782	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	5,417,057	500,630
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,271,657	—	—	—	—	—	—
class S2	—	—	—	660,033	201,925	3,409,924	689,035	2,235,973	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	5,683,415	3,256,598	5,820,782	1,931,690	201,925	3,409,924	689,035	2,235,973	5,417,057	500,630
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	333	186	345	889	9	182	32	152	304	25
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	5,683,748	3,256,784	5,821,127	1,932,579	201,934	3,410,106	689,067	2,236,125	5,417,361	500,655

Liabilities:
Due to Sponsor Company	333	186	345	889	9	182	32	152	304	25
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	—	1	—
Total liabilities	333	186	345	890	9	182	32	152	305	25

Net assets:
For contract liabilities	$5,683,415	$3,256,598	$5,820,782	$1,931,689	$201,925	$3,409,924	$689,035	$2,235,973	$5,417,056	$500,630

Contract Liabilities:
class 1	$5,683,415	$3,256,598	$5,820,782	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	5,417,056	500,630
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,271,656	—	—	—	—	—	—
class S2	—	—	—	660,033	201,925	3,409,924	689,035	2,235,973	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$5,683,415	$3,256,598	$5,820,782	$1,931,689	$201,925	$3,409,924	$689,035	$2,235,973	$5,417,056	$500,630

Shares:
class 1	108,338	481,034	90,035	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	1,150,118	25,183
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	16,908	—	—	—	—	—	—
class S2	—	—	—	10,409	3,408	93,937	32,123	80,692	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	108,338	481,034	90,035	27,317	3,408	93,937	32,123	80,692	1,150,118	25,183

Cost	$2,340,987	$3,636,417	$1,989,166	$1,951,490	$166,054	$3,166,799	$714,951	$1,798,695	$6,258,397	$412,008

Deferred contracts in the accumulation period:
Units owned by participants #	208,603	222,470	172,837	123,339	4,411	99,411	16,608	55,168	359,655	18,531
Minimum unit fair value #*	$24.358017	$12.673574	$30.778966	$14.836977	$42.862165	$28.365853	$39.125650	$33.617707	$12.508064	$25.435029
Maximum unit fair value #*	$28.412592	$14.493681	$35.199544	$16.297472	$48.993602	$47.002092	$56.646410	$55.589650	$19.008986	$36.670732
Contract liability	$5,557,955	$3,059,414	$5,740,733	$1,930,565	$201,925	$3,364,092	$689,035	$2,226,187	$5,374,998	$500,630

Contracts in payout (annuitization) period:
Units owned by participants #	4,416	13,605	2,274	69	—	1,345	—	243	2,869	—
Minimum unit fair value #*	$28.412592	$14.493681	$35.199544	$16.297472	$—	$32.714249	$—	$38.770226	$14.426251	$—
Maximum unit fair value #*	$28.412592	$14.493681	$35.199544	$16.297472	$—	$35.132314	$—	$41.635374	$15.492942	$—
Contract liability	$125,460	$197,184	$80,049	$1,124	$—	$45,832	$—	$9,786	$42,058	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	ClearBridge Variable Dividend Strategy Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	13,185	204,859	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	42,893
class IA	—	—	—	—	—	—	—	—	—	—
class IB	721,965	103,725	146,992	151,353	11,549	—	—	—	—	—
class II	—	—	—	—	—	—	—	498,665	10,514	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	721,965	103,725	146,992	151,353	11,549	13,185	204,859	498,665	10,514	42,893
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	13	4	7	8	—	—	4	40	1	2
Other assets	—	—	—	—	—	—	—	1	—	—
Total assets	721,978	103,729	146,999	151,361	11,549	13,185	204,863	498,706	10,515	42,895

Liabilities:
Due to Sponsor Company	13	4	7	8	—	—	4	40	1	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	13	4	7	8	—	—	4	40	1	2

Net assets:
For contract liabilities	$721,965	$103,725	$146,992	$151,353	$11,549	$13,185	$204,859	$498,666	$10,514	$42,893

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	13,185	204,859	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	42,893
class IA	—	—	—	—	—	—	—	—	—	—
class IB	721,965	103,725	146,992	151,353	11,549	—	—	—	—	—
class II	—	—	—	—	—	—	—	498,666	10,514	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$721,965	$103,725	$146,992	$151,353	$11,549	$13,185	$204,859	$498,666	$10,514	$42,893

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	1,351	22,940	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	2,118
class IA	—	—	—	—	—	—	—	—	—	—
class IB	41,067	6,540	7,420	14,001	324	—	—	—	—	—
class II	—	—	—	—	—	—	—	2,525	154	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	41,067	6,540	7,420	14,001	324	1,351	22,940	2,525	154	2,118

Cost	$490,229	$80,672	$102,666	$166,943	$7,456	$14,246	$176,249	$229,836	$2,615	$40,416

Deferred contracts in the accumulation period:
Units owned by participants #	15,240	6,108	7,266	4,893	155	717	7,004	73,895	2,873	1,126
Minimum unit fair value #*	$43.946360	$14.972897	$15.736077	$26.470480	$74.289765	$18.396025	$26.337682	$5.936382	$3.461607	$38.108685
Maximum unit fair value #*	$47.445810	$18.382234	$25.762249	$43.744941	$74.289765	$18.396025	$30.345543	$48.253367	$3.851174	$38.108685
Contract liability	$721,965	$100,130	$140,327	$151,353	$11,549	$13,185	$204,859	$498,666	$10,514	$42,893

Contracts in payout (annuitization) period:
Units owned by participants #	—	226	401	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$15.937686	$16.601055	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$15.937686	$16.601055	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$3,595	$6,665	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$606,536	$—	$2,694,065	$—
class 2	—	—	—	—	—	27,429	—	10,109	51,198	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	20,914	667,789	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	4,880,373
class S1	—	—	—	—	16,615,591	—	—	—	—	—
class S2	—	—	664,314	182,457	366,463	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	20,914	667,789	664,314	182,457	16,982,054	27,429	606,536	10,109	2,745,263	4,880,373
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	865	107	10	2,049	1	533	—	732	238
Other assets	—	—	—	—	1	—	—	—	—	—
Total assets	20,915	668,654	664,421	182,467	16,984,104	27,430	607,069	10,109	2,745,995	4,880,611

Liabilities:
Due to Sponsor Company	1	865	107	10	2,049	1	533	—	732	238
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	1	865	107	10	2,049	1	533	—	732	238

Net assets:
For contract liabilities	$20,914	$667,789	$664,314	$182,457	$16,982,055	$27,429	$606,536	$10,109	$2,745,263	$4,880,373

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$606,536	$—	$2,694,065	$—
class 2	—	—	—	—	—	27,429	—	10,109	51,198	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	20,914	667,789	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	4,880,373
class S1	—	—	—	—	16,615,592	—	—	—	—	—
class S2	—	—	664,314	182,457	366,463	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$20,914	$667,789	$664,314	$182,457	$16,982,055	$27,429	$606,536	$10,109	$2,745,263	$4,880,373

Shares:
class 1	—	—	—	—	—	—	58,602	—	104,950	—
class 2	—	—	—	—	—	1,371	—	400	1,992	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	3,373	34,817	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	153,326
class S1	—	—	—	—	205,131	—	—	—	—	—
class S2	—	—	31,130	8,570	5,093	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	—	—	—	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	3,373	34,817	31,130	8,570	210,224	1,371	58,602	400	106,942	153,326

Cost	$25,507	$687,601	$584,346	$144,537	$12,538,733	$22,718	$598,061	$9,427	$2,488,223	$4,025,603

Deferred contracts in the accumulation period:
Units owned by participants #	6,770	142,706	17,913	3,397	330,713	2,657	15,839	183	62,649	157,027
Minimum unit fair value #*	$3.089082	$4.618516	$30.899843	$47.619916	$44.139026	$4.146850	$34.755319	$55.283422	$36.664515	$28.035455
Maximum unit fair value #*	$3.089082	$4.618516	$54.828561	$59.644383	$59.661395	$38.852182	$41.834524	$55.283422	$50.260481	$32.487004
Contract liability	$20,914	$659,088	$645,870	$182,457	$16,799,517	$27,429	$606,073	$10,109	$2,697,510	$4,871,232

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,884	462	—	3,424	—	11	—	1,076	283
Minimum unit fair value #*	$—	$4.618516	$37.930207	$—	$52.227138	$—	$41.193110	$—	$42.621109	$32.310171
Maximum unit fair value #*	$—	$4.618516	$50.908030	$—	$55.409640	$—	$41.193110	$—	$45.136828	$32.310171
Contract liability	$—	$8,701	$18,444	$—	$182,538	$—	$463	$—	$47,753	$9,141

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	LVIP JPMorgan Mid Cap Value Fund	LVIP JPMorgan U.S. Equity Fund	LVIP JPMorgan Core Bond Fund	PSF PGIM Jennison Blend Portfolio	LVIP American Century Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$8,346,965	$—	$5,431,292	$—	$—	$—	$—	$—
class 2	—	—	—	3,912,277	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	411	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	6,943,473	4,851,414	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	73,707
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	2,068,215	2,786,098	12,098,942	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total investments	6,943,473	4,851,414	8,346,965	3,912,277	5,431,292	2,068,215	2,786,098	12,098,942	411	73,707
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	549	1,797	472	918	317	90	119	1,541	—	1
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	6,944,022	4,853,211	8,347,437	3,913,195	5,431,609	2,068,305	2,786,217	12,100,483	411	73,708

Liabilities:
Due to Sponsor Company	549	1,797	472	918	317	90	119	1,541	—	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	1	—
Total liabilities	549	1,797	472	918	317	90	119	1,541	1	1

Net assets:
For contract liabilities	$6,943,473	$4,851,414	$8,346,965	$3,912,277	$5,431,292	$2,068,215	$2,786,098	$12,098,942	$410	$73,707

Contract Liabilities:
class 1	$—	$—	$8,346,965	$—	$5,431,292	$—	$—	$—	$—	$—
class 2	—	—	—	3,912,277	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	410	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	6,943,473	4,851,414	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	73,707
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	2,068,215	2,786,098	12,098,942	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,943,473	$4,851,414	$8,346,965	$3,912,277	$5,431,292	$2,068,215	$2,786,098	$12,098,942	$410	$73,707

Shares:
class 1	—	—	146,799	—	66,625	—	—	—	—	—
class 2	—	—	—	221,033	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	3	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	307,915	235,391	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	3,800
class SRV2	—	—	—	—	—	—	—	—	—	—
STD	—	—	—	—	—	229,496	56,435	1,215,241	—	—
VC	—	—	—	—	—	—	—	—	—	—
Total shares	307,915	235,391	146,799	221,033	66,625	229,496	56,435	1,215,241	3	3,800

Cost	$6,410,167	$3,810,855	$2,653,002	$2,850,082	$1,979,284	$2,145,670	$1,969,884	$11,966,471	$266	$73,158

Deferred contracts in the accumulation period:
Units owned by participants #	214,150	286,050	213,662	214,929	161,911	44,506	36,811	808,750	25	2,042
Minimum unit fair value #*	$28.914956	$14.837658	$35.589724	$16.812246	$30.599559	$38.593787	$63.060810	$11.797721	$16.362540	$32.159841
Maximum unit fair value #*	$35.193533	$17.288409	$39.437584	$18.630408	$33.908042	$71.685830	$113.933713	$21.899190	$16.362540	$37.053307
Contract liability	$6,858,903	$4,719,100	$8,131,937	$3,802,987	$5,263,297	$2,050,468	$2,740,201	$11,898,255	$410	$73,707

Contracts in payout (annuitization) period:
Units owned by participants #	2,545	7,740	5,452	5,866	4,954	386	612	13,268	—	—
Minimum unit fair value #*	$32.250387	$16.640142	$39.437584	$18.630408	$33.908042	$45.927043	$75.042802	$13.741995	$—	$—
Maximum unit fair value #*	$33.689844	$17.288409	$39.437584	$18.630408	$33.908042	$45.927043	$75.042802	$15.142729	$—	$—
Contract liability	$84,570	$132,314	$215,028	$109,290	$167,995	$17,747	$45,897	$200,687	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2025

LVIP American Century Value Fund
Sub-Account

Assets:
Investments, at fair value
class 1	$—
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	726,951
class SRV2	—
STD	—
VC	—
Total investments	726,951
Due from Sponsor Company	—
Receivable for fund shares sold	13
Other assets	—
Total assets	726,964

Liabilities:
Due to Sponsor Company	13
Payable for fund shares purchased	—
Other liabilities	—
Total liabilities	13

Net assets:
For contract liabilities	$726,951

Contract Liabilities:
class 1	$—
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	726,951
class SRV2	—
STD	—
VC	—
Total contract liabilities	$726,951

Shares:
class 1	—
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	56,192
class SRV2	—
STD	—
VC	—
Total shares	56,192

Cost	$674,298

Deferred contracts in the accumulation period:
Units owned by participants #	18,874
Minimum unit fair value #*	$34.198645
Maximum unit fair value #*	$40.426385
Contract liability	$726,951

Contracts in payout (annuitization) period:
Units owned by participants #	—
Minimum unit fair value #*	$—
Maximum unit fair value #*	$—
Contract liability	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$31,878	$50,022	$4,674	$120,200	$1,136,973	$27,895	$207,305	$57,435	$—	$27,274

Expenses:
Administrative charges	—	—	—	(30,570)	(52,055)	(318)	(16,186)	(24,128)	(46)	—
Mortality and expense risk charges	(27,625)	(38,262)	(12,117)	(318,660)	(601,599)	(7,495)	(235,579)	(319,053)	(229,497)	(6,512)
Total expenses	(27,625)	(38,262)	(12,117)	(349,230)	(653,654)	(7,813)	(251,765)	(343,181)	(229,543)	(6,512)
Net investment income (loss)	4,253	11,760	(7,443)	(229,030)	483,319	20,082	(44,460)	(285,746)	(229,543)	20,762

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(23,893)	213,876	(2,805)	631,219	(726,092)	(5,359)	353,161	70,377	321,333	(25,959)
Net realized gain distributions	88,355	—	88,197	1,404,504	—	—	970,040	1,695,193	550,145	—
Change in unrealized appreciation (depreciation) during the period	184,923	553,883	(65,248)	756,752	2,244,006	3,404	869,826	(256,889)	198,056	34,576
Net gain (loss) on investments	249,385	767,759	20,144	2,792,475	1,517,914	(1,955)	2,193,027	1,508,681	1,069,534	8,617
Net increase (decrease) in net assets resulting from operations	$253,638	$779,519	$12,701	$2,563,445	$2,001,233	$18,127	$2,148,567	$1,222,935	$839,991	$29,379

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,598,976	$2,034	$242,524	$363,700	$1,943,149	$863,921	$2,869,831	$529,966	$663,180	$2,455,064

Expenses:
Administrative charges	—	—	—	—	(143,307)	(82,869)	(91,177)	(57,203)	(610,633)	(400,831)
Mortality and expense risk charges	(702,718)	(4,952)	(154,970)	(474,032)	(1,650,317)	(1,054,888)	(1,054,759)	(638,563)	(7,140,897)	(4,559,246)
Total expenses	(702,718)	(4,952)	(154,970)	(474,032)	(1,793,624)	(1,137,757)	(1,145,936)	(695,766)	(7,751,530)	(4,960,077)
Net investment income (loss)	896,258	(2,918)	87,554	(110,332)	149,525	(273,836)	1,723,895	(165,800)	(7,088,350)	(2,505,013)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	489	(277,557)	1,171,161	3,028,413	2,665,239	(1,663,085)	1,564,999	29,090,161	13,902,217
Net realized gain distributions	—	18,989	—	988,879	6,939,926	4,213,619	—	4,873,425	34,360,569	46,735,186
Change in unrealized appreciation (depreciation) during the period	—	1,041	846,841	3,517,694	2,515,735	2,114,037	3,599,036	726,542	16,193,983	(16,869,710)
Net gain (loss) on investments	—	20,519	569,284	5,677,734	12,484,074	8,992,895	1,935,951	7,164,966	79,644,713	43,767,693
Net increase (decrease) in net assets resulting from operations	$896,258	$17,601	$656,838	$5,567,402	$12,633,599	$8,719,059	$3,659,846	$6,999,166	$72,556,363	$41,262,680

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$628,193	$179,995	$65,316	$—	$—	$907	$—	$15,796	$7,775	$886

Expenses:
Administrative charges	(59,603)	(22,988)	(25,786)	—	(814)	—	—	—	—	—
Mortality and expense risk charges	(795,864)	(271,719)	(333,381)	(70,067)	(7,388)	(31,083)	(208,025)	(109,633)	(18,866)	(3,668)
Total expenses	(855,467)	(294,707)	(359,167)	(70,067)	(8,202)	(31,083)	(208,025)	(109,633)	(18,866)	(3,668)
Net investment income (loss)	(227,274)	(114,712)	(293,851)	(70,067)	(8,202)	(30,176)	(208,025)	(93,837)	(11,091)	(2,782)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	708,963	808,001	(357,077)	(29,692)	4,262	90,756	828,413	112,065	16,960	6,151
Net realized gain distributions	—	684,205	455,356	425,327	134,904	247,105	2,001,338	780,309	40,118	41,290
Change in unrealized appreciation (depreciation) during the period	10,849,687	2,467,106	2,628,933	248,406	(81,333)	(69,088)	(484,507)	(122,316)	6,545	(10,452)
Net gain (loss) on investments	11,558,650	3,959,312	2,727,212	644,041	57,833	268,773	2,345,244	770,058	63,623	36,989
Net increase (decrease) in net assets resulting from operations	$11,331,376	$3,844,600	$2,433,361	$573,974	$49,631	$238,597	$2,137,219	$676,221	$52,532	$34,207

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,452	$843,273	$7,786,838	$—	$4,330	$—	$79,292	$1,974,890	$1,754,546	$64,199

Expenses:
Administrative charges	—	(142,175)	(206,232)	(28,464)	(469)	(43,441)	—	(51,172)	(122,912)	(10,012)
Mortality and expense risk charges	(379)	(1,655,188)	(2,454,672)	(322,866)	(4,356)	(522,702)	(138,263)	(668,848)	(1,410,788)	(158,910)
Total expenses	(379)	(1,797,363)	(2,660,904)	(351,330)	(4,825)	(566,143)	(138,263)	(720,020)	(1,533,700)	(168,922)
Net investment income (loss)	2,073	(954,090)	5,125,934	(351,330)	(495)	(566,143)	(58,971)	1,254,870	220,846	(104,723)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(152)	2,256,726	(247,030)	(42,274)	(2,181)	(461,429)	(72,574)	(1,195,110)	369,596	188,712
Net realized gain distributions	—	10,106,559	1,639,664	3,770,345	—	1,726,139	629,574	424	8,687,067	147,311
Change in unrealized appreciation (depreciation) during the period	3,267	(1,722,371)	8,869,156	(2,370,492)	20,973	(456,722)	(91,044)	2,152,917	(1,136,782)	2,992,926
Net gain (loss) on investments	3,115	10,640,914	10,261,790	1,357,579	18,792	807,988	465,956	958,231	7,919,881	3,328,949
Net increase (decrease) in net assets resulting from operations	$5,188	$9,686,824	$15,387,724	$1,006,249	$18,297	$241,845	$406,985	$2,213,101	$8,140,727	$3,224,226

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$755,464	$386,537	$560,711	$—	$—	$138,928	$2,901,230	$368,154	$670,345	$297

Expenses:
Administrative charges	(47,292)	(61,557)	(35,137)	(16,237)	—	(6,972)	(12,542)	(19,275)	(13,181)	(82)
Mortality and expense risk charges	(516,488)	(716,186)	(518,267)	(190,777)	(74,129)	(154,584)	(847,831)	(1,020,645)	(731,953)	(683)
Total expenses	(563,780)	(777,743)	(553,404)	(207,014)	(74,129)	(161,556)	(860,373)	(1,039,920)	(745,134)	(765)
Net investment income (loss)	191,684	(391,206)	7,307	(207,014)	(74,129)	(22,628)	2,040,857	(671,766)	(74,789)	(468)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	866,320	988,274	208,077	343,117	(278,010)	201,951	(1,596,380)	2,306,125	764,019	(167)
Net realized gain distributions	2,115,195	3,364,068	3,128,312	—	—	784,870	—	7,446,725	7,068,386	3,069
Change in unrealized appreciation (depreciation) during the period	4,502,496	4,761,308	2,393,784	1,526,407	969,582	(165,872)	2,478,560	(1,804,674)	(1,238,461)	5,323
Net gain (loss) on investments	7,484,011	9,113,650	5,730,173	1,869,524	691,572	820,949	882,180	7,948,176	6,593,944	8,225
Net increase (decrease) in net assets resulting from operations	$7,675,695	$8,722,444	$5,737,480	$1,662,510	$617,443	$798,321	$2,923,037	$7,276,410	$6,519,155	$7,757

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$82,598	$67,785	$—	$1,182,879	$6,981	$30,372	$52,176	$1,653	$9,342	$274,354

Expenses:
Administrative charges	(992)	(1,626)	(619)	(29,792)	(1,746)	(66)	(6,905)	—	—	—
Mortality and expense risk charges	(342,152)	(67,894)	(25,041)	(401,666)	(40,838)	(17,395)	(97,118)	(2,820)	(26,151)	(73,548)
Total expenses	(343,144)	(69,520)	(25,660)	(431,458)	(42,584)	(17,461)	(104,023)	(2,820)	(26,151)	(73,548)
Net investment income (loss)	(260,546)	(1,735)	(25,660)	751,421	(35,603)	12,911	(51,847)	(1,167)	(16,809)	200,806

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,402,498	214,930	(54,356)	177,371	(49,715)	(8,668)	172,417	13,190	71,358	(62,680)
Net realized gain distributions	2,125,328	34,025	275,302	—	—	192,942	711,836	39,076	126,903	—
Change in unrealized appreciation (depreciation) during the period	(572,801)	823,514	(228,767)	(302,744)	291,158	(126,149)	(538,589)	5,868	41,793	163,000
Net gain (loss) on investments	2,955,025	1,072,469	(7,821)	(125,373)	241,443	58,125	345,664	58,134	240,054	100,320
Net increase (decrease) in net assets resulting from operations	$2,694,479	$1,070,734	$(33,481)	$626,048	$205,840	$71,036	$293,817	$56,967	$223,245	$301,126

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$6,915	$—	$29,282	$458,118	$—	$—	$2,041,335	$497,551	$1,570,533	$28,374

Expenses:
Administrative charges	—	(27,566)	(4,702)	(44,449)	(18,037)	(28,792)	(113,553)	(30,741)	(50,823)	(5,145)
Mortality and expense risk charges	(21,956)	(375,399)	(50,075)	(477,610)	(213,928)	(296,499)	(1,230,429)	(533,715)	(533,492)	(49,367)
Total expenses	(21,956)	(402,965)	(54,777)	(522,059)	(231,965)	(325,291)	(1,343,982)	(564,456)	(584,315)	(54,512)
Net investment income (loss)	(15,041)	(402,965)	(25,495)	(63,941)	(231,965)	(325,291)	697,353	(66,905)	986,218	(26,138)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	71,356	1,018,297	17,646	1,142,874	(51,476)	(576,914)	682,513	998,191	(651,038)	127,690
Net realized gain distributions	128,889	3,881,729	532,856	11,800,974	2,017,848	—	5,470,742	2,421,879	—	695,332
Change in unrealized appreciation (depreciation) during the period	(10,726)	(2,384,853)	(202,928)	(9,643,632)	(1,489,602)	2,904,090	(136,767)	24,395	1,577,711	(496,580)
Net gain (loss) on investments	189,519	2,515,173	347,574	3,300,216	476,770	2,327,176	6,016,488	3,444,465	926,673	326,442
Net increase (decrease) in net assets resulting from operations	$174,478	$2,112,208	$322,079	$3,236,275	$244,805	$2,001,885	$6,713,841	$3,377,560	$1,912,891	$300,304

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$854,265	$221,144	$1,754	$19,133	$—	$6,926	$—	$4,002	$69,982	$—

Expenses:
Administrative charges	—	—	—	—	(434)	—	—	—	—	—
Mortality and expense risk charges	(227,756)	(99,248)	(304)	(15,342)	(5,353)	(2,497)	(4,068)	(17,240)	(298,110)	(1,701)
Total expenses	(227,756)	(99,248)	(304)	(15,342)	(5,787)	(2,497)	(4,068)	(17,240)	(298,110)	(1,701)
Net investment income (loss)	626,509	121,896	1,450	3,791	(5,787)	4,429	(4,068)	(13,238)	(228,128)	(1,701)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(207,376)	305,264	12	126,719	2,292	3,893	890	(16,684)	261,717	(5,304)
Net realized gain distributions	—	—	4,286	123,064	48,151	29,936	—	—	2,432,874	27,434
Change in unrealized appreciation (depreciation) during the period	414,182	254,728	2,395	82,684	(17,719)	27,093	46,474	171,687	305,792	3,419
Net gain (loss) on investments	206,806	559,992	6,693	332,467	32,724	60,922	47,364	155,003	3,000,383	25,549
Net increase (decrease) in net assets resulting from operations	$833,315	$681,888	$8,143	$336,258	$26,937	$65,351	$43,296	$141,765	$2,772,255	$23,848

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$66,025	$—	$—	$—	$—	$2,137	$5,149	$340,024	$10,796

Expenses:
Administrative charges	—	(2,376)	(2,940)	—	—	—	—	—	—	—
Mortality and expense risk charges	(120,062)	(67,142)	(121,611)	(39,362)	(3,152)	(52,023)	(11,733)	(36,690)	(84,828)	(8,993)
Total expenses	(120,062)	(69,518)	(124,551)	(39,362)	(3,152)	(52,023)	(11,733)	(36,690)	(84,828)	(8,993)
Net investment income (loss)	(120,062)	(3,493)	(124,551)	(39,362)	(3,152)	(52,023)	(9,596)	(31,541)	255,196	1,803

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	738,819	(130,608)	696,195	12,663	4,391	73,636	3,422	121,403	(269,811)	8,503
Net realized gain distributions	—	—	—	174,465	24,787	627,413	42,877	228,925	—	58,231
Change in unrealized appreciation (depreciation) during the period	77,913	345,441	80,864	(103,448)	(6,067)	(246,392)	58,622	(144,675)	371,815	(10,038)
Net gain (loss) on investments	816,732	214,833	777,059	83,680	23,111	454,657	104,921	205,653	102,004	56,696
Net increase (decrease) in net assets resulting from operations	$696,670	$211,340	$652,508	$44,318	$19,959	$402,634	$95,325	$174,112	$357,200	$58,499

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	ClearBridge Variable Dividend Strategy Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$1,041	$15	$988	$144	$575	$9,151	$—	$—	$880

Expenses:
Administrative charges	—	—	—	—	—	—	—	(748)	—	—
Mortality and expense risk charges	(5,136)	(1,168)	(2,448)	(2,739)	(68)	(83)	(1,508)	(8,479)	(179)	(539)
Total expenses	(5,136)	(1,168)	(2,448)	(2,739)	(68)	(83)	(1,508)	(9,227)	(179)	(539)
Net investment income (loss)	(5,136)	(127)	(2,433)	(1,751)	76	492	7,643	(9,227)	(179)	341

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	98,809	1,257	6,920	(1,087)	19	(74)	2,548	88,922	143	201
Net realized gain distributions	77,923	730	8,522	13,513	690	—	—	—	—	5,590
Change in unrealized appreciation (depreciation) during the period	(69,428)	18,742	27,260	(5,808)	1,103	1,200	32,331	(23,089)	1,348	(2,140)
Net gain (loss) on investments	107,304	20,729	42,702	6,618	1,812	1,126	34,879	65,833	1,491	3,651
Net increase (decrease) in net assets resulting from operations	$102,168	$20,602	$40,269	$4,867	$1,888	$1,618	$42,522	$56,606	$1,312	$3,992

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,386	$7,387	$7,516	$2,492	$—	$333	$—	$—	$8,249	$22,304

Expenses:
Administrative charges	(30)	(975)	(75)	(240)	—	—	—	—	—	—
Mortality and expense risk charges	(250)	(8,124)	(9,504)	(3,049)	(331,730)	(504)	(11,002)	(135)	(43,186)	(85,761)
Total expenses	(280)	(9,099)	(9,579)	(3,289)	(331,730)	(504)	(11,002)	(135)	(43,186)	(85,761)
Net investment income (loss)	1,106	(1,712)	(2,063)	(797)	(331,730)	(171)	(11,002)	(135)	(34,937)	(63,457)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(55)	190	15,450	4,103	1,027,724	1,019	(936)	25	81,743	222,915
Net realized gain distributions	—	64,850	48,923	18,466	1,581,443	2,287	33,339	72	287,645	497,020
Change in unrealized appreciation (depreciation) during the period	569	(8,372)	21,823	2,833	(738,640)	(691)	27,334	428	(148,479)	(154,392)
Net gain (loss) on investments	514	56,668	86,196	25,402	1,870,527	2,615	59,737	525	220,909	565,543
Net increase (decrease) in net assets resulting from operations	$1,620	$54,956	$84,133	$24,605	$1,538,797	$2,444	$48,735	$390	$185,972	$502,086

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	LVIP JPMorgan Mid Cap Value Fund	LVIP JPMorgan U.S. Equity Fund	LVIP JPMorgan Core Bond Fund	PSF PGIM Jennison Blend Portfolio	LVIP American Century Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$18,384	$70,571	$—	$63,996	$—	$23,119	$12,260	$429,732	$—	$1,184

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(124,305)	(87,461)	(167,944)	(78,925)	(113,350)	(35,071)	(43,493)	(188,782)	(7)	(474)
Total expenses	(124,305)	(87,461)	(167,944)	(78,925)	(113,350)	(35,071)	(43,493)	(188,782)	(7)	(474)
Net investment income (loss)	(105,921)	(16,890)	(167,944)	(14,929)	(113,350)	(11,952)	(31,233)	240,950	(7)	710

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	123,173	202,416	1,018,158	95,464	652,352	812	197,669	30,170	17	53
Net realized gain distributions	969,111	—	—	—	—	235,053	78,387	—	—	5,854
Change in unrealized appreciation (depreciation) during the period	(457,255)	699,831	222,041	962,346	7,425	(153,205)	132,968	432,110	56	(1,153)
Net gain (loss) on investments	635,029	902,247	1,240,199	1,057,810	659,777	82,660	409,024	462,280	73	4,754
Net increase (decrease) in net assets resulting from operations	$529,108	$885,357	$1,072,255	$1,042,881	$546,427	$70,708	$377,791	$703,230	$66	$5,464

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2025

LVIP American Century Value Fund
Sub-Account

Investment income:
Dividends	$10,275

Expenses:
Administrative charges	—
Mortality and expense risk charges	(5,140)
Total expenses	(5,140)
Net investment income (loss)	5,135

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,649
Net realized gain distributions	57,203
Change in unrealized appreciation (depreciation) during the period	29,367
Net gain (loss) on investments	105,219
Net increase (decrease) in net assets resulting from operations	$110,354

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,253	$11,760	$(7,443)	$(229,030)	$483,319	$20,082	$(44,460)	$(285,746)	$(229,543)	$20,762
Net realized gain (loss) on security transactions	(23,893)	213,876	(2,805)	631,219	(726,092)	(5,359)	353,161	70,377	321,333	(25,959)
Net realized gain distributions	88,355	—	88,197	1,404,504	—	—	970,040	1,695,193	550,145	—
Change in unrealized appreciation (depreciation) during the period	184,923	553,883	(65,248)	756,752	2,244,006	3,404	869,826	(256,889)	198,056	34,576
Net increase (decrease) in net assets resulting from operations	253,638	779,519	12,701	2,563,445	2,001,233	18,127	2,148,567	1,222,935	839,991	29,379

Unit transactions:
Purchases	—	16,127	4,938	14,658	478,518	—	138,614	57,619	127,911	—
Net transfers	(135,369)	(316,256)	29,604	(852,712)	2,103,557	(107,363)	159,160	(1,087)	(121,469)	(76,370)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(199,822)	(252,567)	(110,568)	(1,704,320)	(4,172,097)	(75,093)	(2,078,628)	(2,021,301)	(1,504,583)	(25,433)
Other transactions	—	1	—	1,622	2,769	1	(278)	2,224	2,634	1
Death benefits	(48,608)	(78,850)	(42,096)	(620,773)	(1,614,441)	(26,586)	(564,551)	(372,184)	(366,000)	(12,048)
Net annuity transactions	72,685	(5,972)	—	17,932	(204,307)	21,245	296,559	(12,527)	22,092	—
Net increase (decrease) in net assets resulting from unit transactions	(311,114)	(637,517)	(118,122)	(3,143,593)	(3,406,001)	(187,796)	(2,049,124)	(2,347,256)	(1,839,415)	(113,850)
Net increase (decrease) in net assets	(57,476)	142,002	(105,421)	(580,148)	(1,404,768)	(169,669)	99,443	(1,124,321)	(999,424)	(84,471)

Net assets:
Beginning of period	1,747,947	2,194,688	801,429	20,084,189	38,225,040	431,942	15,389,102	18,965,117	13,323,097	463,457
End of period	$1,690,471	$2,336,690	$696,008	$19,504,041	$36,820,272	$262,273	$15,488,545	$17,840,796	$12,323,673	$378,986

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$896,258	$(2,918)	$87,554	$(110,332)	$149,525	$(273,836)	$1,723,895	$(165,800)	$(7,088,350)	$(2,505,013)
Net realized gain (loss) on security transactions	—	489	(277,557)	1,171,161	3,028,413	2,665,239	(1,663,085)	1,564,999	29,090,161	13,902,217
Net realized gain distributions	—	18,989	—	988,879	6,939,926	4,213,619	—	4,873,425	34,360,569	46,735,186
Change in unrealized appreciation (depreciation) during the period	—	1,041	846,841	3,517,694	2,515,735	2,114,037	3,599,036	726,542	16,193,983	(16,869,710)
Net increase (decrease) in net assets resulting from operations	896,258	17,601	656,838	5,567,402	12,633,599	8,719,059	3,659,846	6,999,166	72,556,363	41,262,680

Unit transactions:
Purchases	34,905	—	15,973	12,259	880,899	115,986	218,717	147,806	1,478,420	1,002,966
Net transfers	7,639,993	(49,348)	(150,315)	222,207	229,748	(279,730)	2,776,475	(1,607,308)	(8,014,828)	(2,530,991)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,447,220)	(26,349)	(1,446,045)	(3,238,172)	(9,634,234)	(5,789,088)	(7,858,116)	(3,774,716)	(42,273,685)	(30,415,685)
Other transactions	3,064	(1)	193	55	5,255	5,871	307	(87)	30,916	8,797
Death benefits	(2,788,091)	—	(195,436)	(654,538)	(3,370,418)	(1,182,423)	(1,830,479)	(730,138)	(11,574,590)	(8,751,057)
Net annuity transactions	9,305	—	11,329	(23,183)	210,280	45,955	(66,130)	(22,911)	1,097,180	1,077,758
Net increase (decrease) in net assets resulting from unit transactions	(2,548,044)	(75,698)	(1,764,301)	(3,681,372)	(11,678,470)	(7,083,429)	(6,759,226)	(5,987,354)	(59,256,587)	(39,608,212)
Net increase (decrease) in net assets	(1,651,786)	(58,097)	(1,107,463)	1,886,030	955,129	1,635,630	(3,099,380)	1,011,812	13,299,776	1,654,468

Net assets:
Beginning of period	39,965,309	296,023	9,349,283	26,644,488	99,152,183	62,063,678	70,837,516	39,852,719	434,557,148	281,283,439
End of period	$38,313,523	$237,926	$8,241,820	$28,530,518	$100,107,312	$63,699,308	$67,738,136	$40,864,531	$447,856,924	$282,937,907

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(227,274)	$(114,712)	$(293,851)	$(70,067)	$(8,202)	$(30,176)	$(208,025)	$(93,837)	$(11,091)	$(2,782)
Net realized gain (loss) on security transactions	708,963	808,001	(357,077)	(29,692)	4,262	90,756	828,413	112,065	16,960	6,151
Net realized gain distributions	—	684,205	455,356	425,327	134,904	247,105	2,001,338	780,309	40,118	41,290
Change in unrealized appreciation (depreciation) during the period	10,849,687	2,467,106	2,628,933	248,406	(81,333)	(69,088)	(484,507)	(122,316)	6,545	(10,452)
Net increase (decrease) in net assets resulting from operations	11,331,376	3,844,600	2,433,361	573,974	49,631	238,597	2,137,219	676,221	52,532	34,207

Unit transactions:
Purchases	201,679	26,513	66,561	49,760	—	—	2,040	19,323	—	—
Net transfers	(484,675)	(258,059)	6,697	53,892	(416)	(250,635)	(135,778)	(8,384)	4,899	(10,456)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,806,062)	(1,789,452)	(2,045,867)	(236,894)	(149,117)	(116,266)	(1,455,748)	(700,924)	(70,640)	(10,327)
Other transactions	2,545	3	1,297	8	(2)	2	5,317	(3)	(2)	—
Death benefits	(1,292,182)	(366,181)	(356,437)	(129,850)	—	(23,018)	(260,837)	(224,632)	(52,246)	—
Net annuity transactions	(58,777)	10,068	9,913	9,427	(222)	—	4,261	6,458	—	(2,083)
Net increase (decrease) in net assets resulting from unit transactions	(7,437,472)	(2,377,108)	(2,317,836)	(253,657)	(149,757)	(389,917)	(1,840,745)	(908,162)	(117,989)	(22,866)
Net increase (decrease) in net assets	3,893,904	1,467,492	115,525	320,317	(100,126)	(151,320)	296,474	(231,941)	(65,457)	11,341

Net assets:
Beginning of period	48,492,053	16,063,843	20,585,090	3,366,878	525,224	2,050,174	12,145,067	6,952,096	1,080,551	214,237
End of period	$52,385,957	$17,531,335	$20,700,615	$3,687,195	$425,098	$1,898,854	$12,441,541	$6,720,155	$1,015,094	$225,578

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,073	$(954,090)	$5,125,934	$(351,330)	$(495)	$(566,143)	$(58,971)	$1,254,870	$220,846	$(104,723)
Net realized gain (loss) on security transactions	(152)	2,256,726	(247,030)	(42,274)	(2,181)	(461,429)	(72,574)	(1,195,110)	369,596	188,712
Net realized gain distributions	—	10,106,559	1,639,664	3,770,345	—	1,726,139	629,574	424	8,687,067	147,311
Change in unrealized appreciation (depreciation) during the period	3,267	(1,722,371)	8,869,156	(2,370,492)	20,973	(456,722)	(91,044)	2,152,917	(1,136,782)	2,992,926
Net increase (decrease) in net assets resulting from operations	5,188	9,686,824	15,387,724	1,006,249	18,297	241,845	406,985	2,213,101	8,140,727	3,224,226

Unit transactions:
Purchases	—	405,582	601,996	26,808	—	66,757	16,170	269,049	346,221	10,822
Net transfers	339	(53,655)	1,331,662	(559,654)	8,683	309,378	79,524	1,241,446	806,129	2,640
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(753)	(11,346,236)	(17,389,234)	(2,352,251)	(8,467)	(2,790,301)	(837,388)	(4,756,836)	(9,837,597)	(1,105,859)
Other transactions	—	5,794	3,701	970	—	30	35	4,878	5,911	(54)
Death benefits	—	(3,163,457)	(7,071,612)	(712,917)	3,926	(619,849)	(391,394)	(1,547,245)	(3,051,669)	(63,240)
Net annuity transactions	(1,863)	869,891	416,124	(12,254)	(809)	28,903	(10,943)	7,933	150,780	30,917
Net increase (decrease) in net assets resulting from unit transactions	(2,277)	(13,282,081)	(22,107,363)	(3,609,298)	3,333	(3,005,082)	(1,143,996)	(4,780,775)	(11,580,225)	(1,124,774)
Net increase (decrease) in net assets	2,911	(3,595,257)	(6,719,639)	(2,603,049)	21,630	(2,763,237)	(737,011)	(2,567,674)	(3,439,498)	2,099,452

Net assets:
Beginning of period	66,694	105,424,910	157,719,900	20,171,397	292,185	31,952,991	8,145,595	42,910,520	91,734,660	7,942,232
End of period	$69,605	$101,829,653	$151,000,261	$17,568,348	$313,815	$29,189,754	$7,408,584	$40,342,846	$88,295,162	$10,041,684

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$191,684	$(391,206)	$7,307	$(207,014)	$(74,129)	$(22,628)	$2,040,857	$(671,766)	$(74,789)	$(468)
Net realized gain (loss) on security transactions	866,320	988,274	208,077	343,117	(278,010)	201,951	(1,596,380)	2,306,125	764,019	(167)
Net realized gain distributions	2,115,195	3,364,068	3,128,312	—	—	784,870	—	7,446,725	7,068,386	3,069
Change in unrealized appreciation (depreciation) during the period	4,502,496	4,761,308	2,393,784	1,526,407	969,582	(165,872)	2,478,560	(1,804,674)	(1,238,461)	5,323
Net increase (decrease) in net assets resulting from operations	7,675,695	8,722,444	5,737,480	1,662,510	617,443	798,321	2,923,037	7,276,410	6,519,155	7,757

Unit transactions:
Purchases	37,823	284,329	9,586	19,896	41,725	—	304,074	269,791	203,172	—
Net transfers	(354,163)	(673,698)	(80,382)	(171,632)	190,681	(300,163)	1,592,178	(879,939)	(30,366)	308
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,739,140)	(5,322,280)	(2,746,077)	(1,418,385)	(642,329)	(634,370)	(6,810,571)	(7,490,610)	(5,530,325)	1
Other transactions	1,504	1,272	2,741	(1)	1	(50)	(5)	2,748	4,791	—
Death benefits	(1,149,109)	(2,069,906)	(435,724)	(291,661)	(171,260)	(706,400)	(2,296,520)	(2,682,981)	(2,140,646)	—
Net annuity transactions	(57,831)	176,350	74,635	(28,410)	(12,014)	(62,770)	115,206	118,612	46,826	—
Net increase (decrease) in net assets resulting from unit transactions	(5,260,916)	(7,603,933)	(3,175,221)	(1,890,193)	(593,196)	(1,703,753)	(7,095,638)	(10,662,379)	(7,446,548)	309
Net increase (decrease) in net assets	2,414,779	1,118,511	2,562,259	(227,683)	24,247	(905,432)	(4,172,601)	(3,385,969)	(927,393)	8,066

Net assets:
Beginning of period	30,019,950	43,909,944	28,465,636	11,535,665	4,699,483	8,936,053	56,810,332	67,286,950	46,921,838	54,384
End of period	$32,434,729	$45,028,455	$31,027,895	$11,307,982	$4,723,730	$8,030,621	$52,637,731	$63,900,981	$45,994,445	$62,450

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(260,546)	$(1,735)	$(25,660)	$751,421	$(35,603)	$12,911	$(51,847)	$(1,167)	$(16,809)	$200,806
Net realized gain (loss) on security transactions	1,402,498	214,930	(54,356)	177,371	(49,715)	(8,668)	172,417	13,190	71,358	(62,680)
Net realized gain distributions	2,125,328	34,025	275,302	—	—	192,942	711,836	39,076	126,903	—
Change in unrealized appreciation (depreciation) during the period	(572,801)	823,514	(228,767)	(302,744)	291,158	(126,149)	(538,589)	5,868	41,793	163,000
Net increase (decrease) in net assets resulting from operations	2,694,479	1,070,734	(33,481)	626,048	205,840	71,036	293,817	56,967	223,245	301,126

Unit transactions:
Purchases	96,380	17,213	144	147,528	360	—	31,499	—	—	23,097
Net transfers	(816,602)	(159,002)	27,419	522,975	(55,001)	25,310	12,512	(15,424)	(135,620)	105,128
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,382,998)	(486,892)	(173,628)	(2,400,434)	(269,549)	(68,195)	(404,722)	(33,624)	(188,804)	(510,346)
Other transactions	1	(1)	364	412	—	(1)	2	1	214	(1)
Death benefits	(552,521)	(91,429)	(54,272)	(1,206,544)	(62,856)	(16,153)	(239,535)	—	(274)	(126,825)
Net annuity transactions	24,570	30,905	61,655	(55,086)	36,938	—	11,301	—	(23,299)	(10,921)
Net increase (decrease) in net assets resulting from unit transactions	(3,631,170)	(689,206)	(138,318)	(2,991,149)	(350,108)	(59,039)	(588,943)	(49,047)	(347,783)	(519,868)
Net increase (decrease) in net assets	(936,691)	381,528	(171,799)	(2,365,101)	(144,268)	11,997	(295,126)	7,920	(124,538)	(218,742)

Net assets:
Beginning of period	22,808,637	4,074,905	1,507,715	25,486,977	2,333,652	1,079,962	5,780,341	396,940	1,774,009	4,925,084
End of period	$21,871,946	$4,456,433	$1,335,916	$23,121,876	$2,189,384	$1,091,959	$5,485,215	$404,860	$1,649,471	$4,706,342

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(15,041)	$(402,965)	$(25,495)	$(63,941)	$(231,965)	$(325,291)	$697,353	$(66,905)	$986,218	$(26,138)
Net realized gain (loss) on security transactions	71,356	1,018,297	17,646	1,142,874	(51,476)	(576,914)	682,513	998,191	(651,038)	127,690
Net realized gain distributions	128,889	3,881,729	532,856	11,800,974	2,017,848	—	5,470,742	2,421,879	—	695,332
Change in unrealized appreciation (depreciation) during the period	(10,726)	(2,384,853)	(202,928)	(9,643,632)	(1,489,602)	2,904,090	(136,767)	24,395	1,577,711	(496,580)
Net increase (decrease) in net assets resulting from operations	174,478	2,112,208	322,079	3,236,275	244,805	2,001,885	6,713,841	3,377,560	1,912,891	300,304

Unit transactions:
Purchases	—	74,816	700	299,632	75,898	25,166	214,764	241,176	279,326	9,153
Net transfers	(69,614)	(1,148,059)	75,639	(440,601)	(76,887)	63,030	1,212,268	197,667	1,782,713	(49,261)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(186,028)	(1,806,651)	(279,913)	(3,175,645)	(1,265,428)	(1,967,245)	(7,934,482)	(3,889,162)	(4,699,831)	(498,726)
Other transactions	3,471	(402)	1,944	2,113	(37)	1,554	1,742	557	(112)	—
Death benefits	(8,359)	(524,493)	(100,481)	(1,004,219)	(393,797)	(447,632)	(3,140,379)	(1,201,112)	(1,542,121)	(151,908)
Net annuity transactions	397	(6,454)	(6,256)	(137,503)	(5,122)	(48,054)	363,967	(45,396)	209,752	2,202
Net increase (decrease) in net assets resulting from unit transactions	(260,133)	(3,411,243)	(308,367)	(4,456,223)	(1,665,373)	(2,373,181)	(9,282,120)	(4,696,270)	(3,970,273)	(688,540)
Net increase (decrease) in net assets	(85,655)	(1,299,035)	13,712	(1,219,948)	(1,420,568)	(371,296)	(2,568,279)	(1,318,710)	(2,057,382)	(388,236)

Net assets:
Beginning of period	1,365,964	22,799,128	3,030,584	30,145,322	12,783,475	18,781,758	78,075,581	33,508,927	37,559,621	3,362,290
End of period	$1,280,309	$21,500,093	$3,044,296	$28,925,374	$11,362,907	$18,410,462	$75,507,302	$32,190,217	$35,502,239	$2,974,054

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$626,509	$121,896	$1,450	$3,791	$(5,787)	$4,429	$(4,068)	$(13,238)	$(228,128)	$(1,701)
Net realized gain (loss) on security transactions	(207,376)	305,264	12	126,719	2,292	3,893	890	(16,684)	261,717	(5,304)
Net realized gain distributions	—	—	4,286	123,064	48,151	29,936	—	—	2,432,874	27,434
Change in unrealized appreciation (depreciation) during the period	414,182	254,728	2,395	82,684	(17,719)	27,093	46,474	171,687	305,792	3,419
Net increase (decrease) in net assets resulting from operations	833,315	681,888	8,143	336,258	26,937	65,351	43,296	141,765	2,772,255	23,848

Unit transactions:
Purchases	28,742	4,000	—	4,000	—	—	—	3,971	33,824	—
Net transfers	45,113	635,965	(797)	(63,397)	—	(19,836)	(12,316)	(294,120)	198,047	4,383
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,464,303)	(2,463,850)	(10,703)	(240,431)	—	(55,781)	(31,029)	(124,867)	(1,255,851)	(26,093)
Other transactions	11	4	(1)	—	—	—	—	—	2,215	—
Death benefits	(361,329)	(131,032)	—	(21,639)	—	(4,041)	—	(3,245)	(321,479)	—
Net annuity transactions	(4,778)	—	—	—	—	—	(232)	974	114,102	—
Net increase (decrease) in net assets resulting from unit transactions	(1,756,544)	(1,954,913)	(11,501)	(321,467)	—	(79,658)	(43,577)	(417,287)	(1,229,142)	(21,710)
Net increase (decrease) in net assets	(923,229)	(1,273,025)	(3,358)	14,791	26,937	(14,307)	(281)	(275,522)	1,543,113	2,138

Net assets:
Beginning of period	13,421,029	14,813,638	47,884	2,222,070	280,923	370,703	158,540	1,198,586	15,677,668	228,424
End of period	$12,497,800	$13,540,613	$44,526	$2,236,861	$307,860	$356,396	$158,259	$923,064	$17,220,781	$230,562

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(120,062)	$(3,493)	$(124,551)	$(39,362)	$(3,152)	$(52,023)	$(9,596)	$(31,541)	$255,196	$1,803
Net realized gain (loss) on security transactions	738,819	(130,608)	696,195	12,663	4,391	73,636	3,422	121,403	(269,811)	8,503
Net realized gain distributions	—	—	—	174,465	24,787	627,413	42,877	228,925	—	58,231
Change in unrealized appreciation (depreciation) during the period	77,913	345,441	80,864	(103,448)	(6,067)	(246,392)	58,622	(144,675)	371,815	(10,038)
Net increase (decrease) in net assets resulting from operations	696,670	211,340	652,508	44,318	19,959	402,634	95,325	174,112	357,200	58,499

Unit transactions:
Purchases	14,283	58,519	79,731	—	—	1,680	24	15,246	41,343	—
Net transfers	98,924	13,666	(29,712)	33,193	(1,580)	(10,632)	(6,584)	(16,100)	219,762	(487)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(691,661)	(394,933)	(507,544)	(267,768)	(15,060)	(355,705)	(91,137)	(226,866)	(610,216)	(28,567)
Other transactions	(2)	2	(180)	41	(2)	4,117	—	(1)	—	—
Death benefits	(259,288)	(243,192)	(266,630)	(33,482)	—	(30,914)	—	(68,546)	(172,421)	(12,703)
Net annuity transactions	16,796	119,140	(16,871)	(236)	—	25,444	—	(4,837)	(16,253)	—
Net increase (decrease) in net assets resulting from unit transactions	(820,948)	(446,798)	(741,206)	(268,252)	(16,642)	(366,010)	(97,697)	(301,104)	(537,785)	(41,757)
Net increase (decrease) in net assets	(124,278)	(235,458)	(88,698)	(223,934)	3,317	36,624	(2,372)	(126,992)	(180,585)	16,742

Net assets:
Beginning of period	5,807,693	3,492,056	5,909,480	2,155,623	198,608	3,373,300	691,407	2,362,965	5,597,641	483,888
End of period	$5,683,415	$3,256,598	$5,820,782	$1,931,689	$201,925	$3,409,924	$689,035	$2,235,973	$5,417,056	$500,630

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	ClearBridge Variable Dividend Strategy Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(5,136)	$(127)	$(2,433)	$(1,751)	$76	$492	$7,643	$(9,227)	$(179)	$341
Net realized gain (loss) on security transactions	98,809	1,257	6,920	(1,087)	19	(74)	2,548	88,922	143	201
Net realized gain distributions	77,923	730	8,522	13,513	690	—	—	—	—	5,590
Change in unrealized appreciation (depreciation) during the period	(69,428)	18,742	27,260	(5,808)	1,103	1,200	32,331	(23,089)	1,348	(2,140)
Net increase (decrease) in net assets resulting from operations	102,168	20,602	40,269	4,867	1,888	1,618	42,522	56,606	1,312	3,992

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	—	—
Net transfers	(6,369)	41,456	1,994	459	—	—	(19,815)	—	—	3,307
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(146,527)	(2,753)	(13,976)	(4,353)	—	(13)	(23,344)	(38,160)	(7)	(936)
Other transactions	—	(1)	(1)	(1)	2	—	—	2	—	—
Death benefits	(53,472)	—	—	—	—	(622)	—	—	—	—
Net annuity transactions	—	(574)	(1,053)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(206,368)	38,128	(13,036)	(3,895)	2	(635)	(43,159)	(38,158)	(7)	2,371
Net increase (decrease) in net assets	(104,200)	58,730	27,233	972	1,890	983	(637)	18,448	1,305	6,363

Net assets:
Beginning of period	826,165	44,995	119,759	150,381	9,659	12,202	205,496	480,218	9,209	36,530
End of period	$721,965	$103,725	$146,992	$151,353	$11,549	$13,185	$204,859	$498,666	$10,514	$42,893

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,106	$(1,712)	$(2,063)	$(797)	$(331,730)	$(171)	$(11,002)	$(135)	$(34,937)	$(63,457)
Net realized gain (loss) on security transactions	(55)	190	15,450	4,103	1,027,724	1,019	(936)	25	81,743	222,915
Net realized gain distributions	—	64,850	48,923	18,466	1,581,443	2,287	33,339	72	287,645	497,020
Change in unrealized appreciation (depreciation) during the period	569	(8,372)	21,823	2,833	(738,640)	(691)	27,334	428	(148,479)	(154,392)
Net increase (decrease) in net assets resulting from operations	1,620	54,956	84,133	24,605	1,538,797	2,444	48,735	390	185,972	502,086

Unit transactions:
Purchases	—	—	—	—	110,802	—	1,000	—	14,503	360
Net transfers	134	(5,690)	(2,242)	—	(542,927)	—	(3,013)	—	(20,774)	(26,918)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8)	(38,151)	(85,355)	(19,293)	(1,727,689)	(5,433)	(42,257)	(575)	(271,810)	(453,630)
Other transactions	—	(1)	—	—	6	—	(6)	—	—	2,040
Death benefits	—	(1,028)	—	—	(670,016)	—	(8,948)	—	(96,583)	(247,804)
Net annuity transactions	—	(1,717)	(2,950)	—	(64,925)	—	(4,947)	—	4,391	(3,509)
Net increase (decrease) in net assets resulting from unit transactions	126	(46,587)	(90,547)	(19,293)	(2,894,749)	(5,433)	(58,171)	(575)	(370,273)	(729,461)
Net increase (decrease) in net assets	1,746	8,369	(6,414)	5,312	(1,355,952)	(2,989)	(9,436)	(185)	(184,301)	(227,375)

Net assets:
Beginning of period	19,168	659,420	670,728	177,145	18,338,007	30,418	615,972	10,294	2,929,564	5,107,748
End of period	$20,914	$667,789	$664,314	$182,457	$16,982,055	$27,429	$606,536	$10,109	$2,745,263	$4,880,373

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Large Cap Growth Fund	LVIP JPMorgan Mid Cap Value Fund	LVIP JPMorgan U.S. Equity Fund	LVIP JPMorgan Core Bond Fund	PSF PGIM Jennison Blend Portfolio	LVIP American Century Mid Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(105,921)	$(16,890)	$(167,944)	$(14,929)	$(113,350)	$(11,952)	$(31,233)	$240,950	$(7)	$710
Net realized gain (loss) on security transactions	123,173	202,416	1,018,158	95,464	652,352	812	197,669	30,170	17	53
Net realized gain distributions	969,111	—	—	—	—	235,053	78,387	—	—	5,854
Change in unrealized appreciation (depreciation) during the period	(457,255)	699,831	222,041	962,346	7,425	(153,205)	132,968	432,110	56	(1,153)
Net increase (decrease) in net assets resulting from operations	529,108	885,357	1,072,255	1,042,881	546,427	70,708	377,791	703,230	66	5,464

Unit transactions:
Purchases	17,472	109,903	105,032	30,386	153,156	174	228	51,152	—	100
Net transfers	(112,584)	164,655	(107,786)	94,264	101,826	32,629	(121,090)	389,396	—	1,182
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(708,471)	(594,602)	(671,079)	(304,209)	(607,223)	(354,464)	(317,881)	(1,433,845)	(29)	(610)
Other transactions	9	187	(7)	1	11	(1)	4	717	(6)	(1)
Death benefits	(63,524)	(203,130)	(407,158)	(127,293)	(304,985)	(20,223)	(37,257)	(329,596)	—	—
Net annuity transactions	(13,974)	22,060	(28,113)	10,975	(41,171)	(8,396)	(14,552)	(43,052)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(881,072)	(500,927)	(1,109,111)	(295,876)	(698,386)	(350,281)	(490,548)	(1,365,228)	(35)	671
Net increase (decrease) in net assets	(351,964)	384,430	(36,856)	747,005	(151,959)	(279,573)	(112,757)	(661,998)	31	6,135

Net assets:
Beginning of period	7,295,437	4,466,984	8,383,821	3,165,272	5,583,251	2,347,788	2,898,855	12,760,940	379	67,572
End of period	$6,943,473	$4,851,414	$8,346,965	$3,912,277	$5,431,292	$2,068,215	$2,786,098	$12,098,942	$410	$73,707

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2025

LVIP American Century Value Fund
Sub-Account

Operations:
Net investment income (loss)	$5,135
Net realized gain (loss) on security transactions	18,649
Net realized gain distributions	57,203
Change in unrealized appreciation (depreciation) during the period	29,367
Net increase (decrease) in net assets resulting from operations	110,354

Unit transactions:
Purchases	—
Net transfers	(36,647)
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(144,746)
Other transactions	(1)
Death benefits	(51,688)
Net annuity transactions	—
Net increase (decrease) in net assets resulting from unit transactions	(233,082)
Net increase (decrease) in net assets	(122,728)

Net assets:
Beginning of period	849,679
End of period	$726,951

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Formerly CTIVP® - Principal Blue Chip Growth Fund. Change effective June 2, 2025.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,873	$16,040	$(7,885)	$(232,793)	$293,880	$15,823	$8,247
Net realized gain (loss) on security transactions	(59,284)	70,918	5,749	500,510	(899,260)	4,045	283,625
Net realized gain distributions	36,553	—	42,908	1,628,883	—	—	85,402
Change in unrealized appreciation (depreciation) during the period	141,085	(2,677)	24,269	2,330,279	636,163	643	(493,012)
Net increase (decrease) in net assets resulting from operations	121,227	84,281	65,041	4,226,879	30,783	20,511	(115,738)

Unit transactions:
Purchases	—	3,951	531	42,537	203,440	—	122,688
Net transfers	(569)	40,151	(15,616)	(1,021,525)	3,349,796	(17,323)	315,866
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(268,368)	(301,009)	(90,146)	(2,034,661)	(5,105,746)	(28,966)	(1,895,634)
Other transactions	1	(2)	(4)	(190)	1,909	5	(77)
Death benefits	(15,538)	(55,116)	(10,683)	(623,299)	(1,913,729)	(792)	(434,901)
Net annuity transactions	—	980	—	(18,284)	(84,763)	(219)	(40,372)
Net increase (decrease) in net assets resulting from unit transactions	(284,474)	(311,045)	(115,918)	(3,655,422)	(3,549,093)	(47,295)	(1,932,430)
Net increase (decrease) in net assets	(163,247)	(226,764)	(50,877)	571,457	(3,518,310)	(26,784)	(2,048,168)

Net assets:
Beginning of period	1,911,194	2,421,452	852,306	19,512,732	41,743,350	458,726	17,437,270
End of period	$1,747,947	$2,194,688	$801,429	$20,084,189	$38,225,040	$431,942	$15,389,102

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(300,931)	$(226,866)	$20,733	$1,281,538	$(2,451)	$26,225	$(46,340)	$279,846	$(176,608)
Net realized gain (loss) on security transactions	(116,776)	176,327	(26,735)	—	(2,029)	(351,164)	880,262	3,103,588	2,348,136
Net realized gain distributions	449,730	607,048	—	—	11,720	—	—	4,340,173	516,723
Change in unrealized appreciation (depreciation) during the period	2,652,608	1,437,278	17,646	—	28,575	(165,356)	2,421,263	5,696,466	7,188,968
Net increase (decrease) in net assets resulting from operations	2,684,631	1,993,787	11,644	1,281,538	35,815	(490,295)	3,255,185	13,420,073	9,877,219

Unit transactions:
Purchases	114,028	16,655	—	115,923	—	120,738	104,246	94,461	274,516
Net transfers	(385,032)	(431,338)	120	11,421,168	(37,793)	501,925	(604,841)	450,622	(289,323)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,997,479)	(1,442,740)	(121,585)	(12,021,617)	(35,231)	(1,393,044)	(3,555,802)	(9,979,553)	(6,678,138)
Other transactions	380	24	(23)	5,094	—	—	1,182	10,047	58
Death benefits	(624,073)	(485,530)	—	(2,353,804)	—	(503,885)	(879,595)	(3,273,691)	(1,563,239)
Net annuity transactions	(78,302)	(4,171)	—	(164,728)	(4,683)	(23,760)	(23,462)	(357,367)	(300,125)
Net increase (decrease) in net assets resulting from unit transactions	(2,970,478)	(2,347,100)	(121,488)	(2,997,964)	(77,707)	(1,298,026)	(4,958,272)	(13,055,481)	(8,556,251)
Net increase (decrease) in net assets	(285,847)	(353,313)	(109,844)	(1,716,426)	(41,892)	(1,788,321)	(1,703,087)	364,592	1,320,968

Net assets:
Beginning of period	19,250,964	13,676,410	573,301	41,681,735	337,915	11,137,604	28,347,575	98,787,591	60,742,710
End of period	$18,965,117	$13,323,097	$463,457	$39,965,309	$296,023	$9,349,283	$26,644,488	$99,152,183	$62,063,678

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,711,756	$(116,958)	$(6,159,903)	$(2,012,007)	$(324,496)	$(78,670)	$(162,019)	$5,642	$(9,307)	$(31,909)
Net realized gain (loss) on security transactions	(1,790,797)	1,644,553	25,992,415	14,977,213	(14,734)	533,908	(531,434)	(55,000)	4,094	100,490
Net realized gain distributions	—	1,224,083	9,671,237	12,653,753	—	80,280	801,090	—	23,101	444,450
Change in unrealized appreciation (depreciation) during the period	(263,493)	1,925,741	77,630,729	29,917,280	1,396,591	285,946	1,563	683,053	74,530	(25,392)
Net increase (decrease) in net assets resulting from operations	(342,534)	4,677,419	107,134,478	55,536,239	1,057,361	821,464	109,200	633,695	92,418	487,639

Unit transactions:
Purchases	220,858	173,631	3,121,617	1,803,760	225,211	79,191	46,358	3,224	—	—
Net transfers	5,113,697	(548,525)	(11,909,812)	(5,490,940)	226,455	(231,553)	722,087	(82,791)	(61,109)	(193,152)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,489,897)	(4,400,005)	(43,864,749)	(27,561,888)	(6,153,070)	(1,628,239)	(2,461,018)	(292,679)	(14,903)	(102,503)
Other transactions	3,757	(1)	5,713	8,355	1,923	3	845	133	—	4
Death benefits	(2,903,547)	(1,122,634)	(14,409,417)	(9,845,346)	(1,750,617)	(482,345)	(314,659)	(46,654)	(10,548)	(9,503)
Net annuity transactions	(264,991)	120,072	(984,138)	(704,898)	(58,739)	(14,832)	16,147	(10,355)	(205)	—
Net increase (decrease) in net assets resulting from unit transactions	(6,320,123)	(5,777,462)	(68,040,786)	(41,790,957)	(7,508,837)	(2,277,775)	(1,990,240)	(429,122)	(86,765)	(305,154)
Net increase (decrease) in net assets	(6,662,657)	(1,100,043)	39,093,692	13,745,282	(6,451,476)	(1,456,311)	(1,881,040)	204,573	5,653	182,485

Net assets:
Beginning of period	77,500,173	40,952,762	395,463,456	267,538,157	54,943,529	17,520,154	22,466,130	3,162,305	519,571	1,867,689
End of period	$70,837,516	$39,852,719	$434,557,148	$281,283,439	$48,492,053	$16,063,843	$20,585,090	$3,366,878	$525,224	$2,050,174

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(200,733)	$(94,873)	$(11,775)	$(4,672)	$1,975	$(813,728)	$5,674,364	$(384,963)	$930	$(607,106)
Net realized gain (loss) on security transactions	1,060,259	277,063	18,313	34,655	(168)	2,866,960	(770,292)	397,093	(7,470)	(964,354)
Net realized gain distributions	1,423,670	929,630	151,157	13,481	—	5,351,610	702,429	2,275,522	—	—
Change in unrealized appreciation (depreciation) during the period	987,449	(67,905)	(83,920)	16,742	1,506	2,176,164	3,143,681	2,157,701	2,012	4,399,851
Net increase (decrease) in net assets resulting from operations	3,270,645	1,043,915	73,775	60,206	3,313	9,581,006	8,750,182	4,445,353	(4,528)	2,828,391

Unit transactions:
Purchases	37,176	9,277	750	—	—	800,645	1,208,990	45,928	—	155,986
Net transfers	(292,192)	(384,087)	(22,686)	(77,619)	839	(197,417)	1,096,252	(769,849)	7,109	(441,745)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,500,886)	(682,592)	(35,813)	(12,835)	(643)	(12,405,398)	(16,908,333)	(2,383,438)	(19,618)	(3,405,625)
Other transactions	9	2	(1)	—	—	298	8,977	(588)	1	10
Death benefits	(373,867)	(113,327)	—	(47,374)	—	(3,539,309)	(6,864,450)	(857,494)	(1,906)	(948,013)
Net annuity transactions	(6,020)	(6,892)	—	(2,020)	(1,266)	(397,226)	(915,494)	(3,054)	(857)	(177,648)
Net increase (decrease) in net assets resulting from unit transactions	(2,135,780)	(1,177,619)	(57,750)	(139,848)	(1,070)	(15,738,407)	(22,374,058)	(3,968,495)	(15,271)	(4,817,035)
Net increase (decrease) in net assets	1,134,865	(133,704)	16,025	(79,642)	2,243	(6,157,401)	(13,623,876)	476,858	(19,799)	(1,988,644)

Net assets:
Beginning of period	11,010,202	7,085,800	1,064,526	293,879	64,451	111,582,311	171,343,776	19,694,539	311,984	33,941,635
End of period	$12,145,067	$6,952,096	$1,080,551	$214,237	$66,694	$105,424,910	$157,719,900	$20,171,397	$292,185	$31,952,991

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(79,058)	$1,261,782	$198,315	$181,565	$221,743	$(389,317)	$(44,930)	$(211,877)	$(81,201)	$(14,513)
Net realized gain (loss) on security transactions	(58,999)	(1,386,692)	209,844	(103,978)	537,742	615,061	201,997	(63,187)	(209,082)	189,668
Net realized gain distributions	192,628	—	1,957,041	63,134	—	154,443	2,214,388	—	—	594,030
Change in unrealized appreciation (depreciation) during the period	733,623	1,251,081	6,505,224	362,415	(1,503,842)	1,435,632	(1,431,229)	3,031,313	(405,489)	10,691
Net increase (decrease) in net assets resulting from operations	788,194	1,126,171	8,870,424	503,136	(744,357)	1,815,819	940,226	2,756,249	(695,772)	779,876

Unit transactions:
Purchases	11,340	125,884	506,892	28,223	99,175	390,804	36,971	7,044	34,278	68,189
Net transfers	(181,244)	1,971,664	(478,978)	(232,417)	967,266	211,004	(267,392)	(399,095)	503,788	98,334
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(811,547)	(5,084,795)	(9,924,858)	(905,180)	(3,617,231)	(4,671,534)	(2,887,329)	(1,112,626)	(535,897)	(1,052,122)
Other transactions	3	262	1,855	(4)	1,034	242	150	(4)	(1)	4,879
Death benefits	(102,335)	(2,024,458)	(4,173,207)	(149,547)	(1,078,088)	(2,362,633)	(855,086)	(131,904)	(154,366)	(173,720)
Net annuity transactions	(6,243)	(156,937)	(519,026)	(23,397)	(20,457)	(391,811)	(20,782)	(43,420)	7,118	(21,855)
Net increase (decrease) in net assets resulting from unit transactions	(1,090,026)	(5,168,380)	(14,587,322)	(1,282,322)	(3,648,301)	(6,823,928)	(3,993,468)	(1,680,005)	(145,080)	(1,076,295)
Net increase (decrease) in net assets	(301,832)	(4,042,209)	(5,716,898)	(779,186)	(4,392,658)	(5,008,109)	(3,053,242)	1,076,244	(840,852)	(296,419)

Net assets:
Beginning of period	8,447,427	46,952,729	97,451,558	8,721,418	34,412,608	48,918,053	31,518,878	10,459,421	5,540,335	9,232,472
End of period	$8,145,595	$42,910,520	$91,734,660	$7,942,232	$30,019,950	$43,909,944	$28,465,636	$11,535,665	$4,699,483	$8,936,053

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,184,862	$(642,314)	$73,094	$(817)	$(240,756)	$(8,383)	$(32,286)	$604,403	$(49,488)	$(14,837)
Net realized gain (loss) on security transactions	(1,394,246)	1,982,871	1,074,901	(108)	1,612,933	89,782	(103,508)	219,080	(76,938)	(2,056)
Net realized gain distributions	—	2,758,588	3,265,996	427	962,437	—	37,259	—	—	—
Change in unrealized appreciation (depreciation) during the period	679,956	7,875,853	709,972	(180)	2,598,923	205,605	158,263	19,176	359,500	133,967
Net increase (decrease) in net assets resulting from operations	470,572	11,974,998	5,123,963	(678)	4,933,537	287,004	59,728	842,659	233,074	117,074

Unit transactions:
Purchases	229,807	332,071	279,877	—	30,746	26,798	894	69,634	360	7,349
Net transfers	3,899,600	(2,613,437)	(518,170)	311	(1,678,061)	14,068	9,589	1,341,041	(122,627)	(16,704)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,916,682)	(7,319,037)	(5,635,859)	—	(2,470,132)	(488,221)	(653,834)	(3,280,445)	(236,919)	(88,903)
Other transactions	438	(209)	8,050	—	(31)	1	(2)	390	—	1
Death benefits	(1,762,758)	(2,082,789)	(1,278,324)	—	(859,439)	(69,259)	(8,621)	(690,661)	(11,139)	(2,519)
Net annuity transactions	(71,918)	(45,390)	(106,887)	—	(3,766)	(4,652)	—	(114,839)	(1,257)	—
Net increase (decrease) in net assets resulting from unit transactions	(4,621,513)	(11,728,791)	(7,251,313)	311	(4,980,683)	(521,265)	(651,974)	(2,674,880)	(371,582)	(100,776)
Net increase (decrease) in net assets	(4,150,941)	246,207	(2,127,350)	(367)	(47,146)	(234,261)	(592,246)	(1,832,221)	(138,508)	16,298

Net assets:
Beginning of period	60,961,273	67,040,743	49,049,188	54,751	22,855,783	4,309,166	2,099,961	27,319,198	2,472,160	1,063,664
End of period	$56,810,332	$67,286,950	$46,921,838	$54,384	$22,808,637	$4,074,905	$1,507,715	$25,486,977	$2,333,652	$1,079,962

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(34,181)	$—	$(20,626)	$194,708	$(10,908)	$(416,139)	$(29,095)	$(352,220)	$(249,779)	$(356,992)
Net realized gain (loss) on security transactions	206,269	13,559	127,506	(56,409)	55,103	1,313,587	49,534	2,190,099	25,532	(957,591)
Net realized gain distributions	175,296	20,791	100,321	—	100,020	1,713,518	178,558	2,120,228	820,312	—
Change in unrealized appreciation (depreciation) during the period	32,448	26,866	179,290	116,132	76,012	3,094,442	(85,261)	1,061,488	986,041	2,284,047
Net increase (decrease) in net assets resulting from operations	379,832	61,216	386,491	254,431	220,227	5,705,408	113,736	5,019,595	1,582,106	969,464

Unit transactions:
Purchases	11,478	—	—	8,714	—	12,596	14,364	142,056	17,107	81,514
Net transfers	(67,030)	(9,062)	(319,902)	268,375	73,789	(884,231)	50,729	(1,245,419)	(260,147)	342,704
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(515,405)	(55,740)	(431,836)	(522,179)	(126,663)	(2,111,758)	(336,985)	(3,486,153)	(1,361,024)	(2,388,659)
Other transactions	534	7	5	(1)	—	(50)	7	29	(207)	(833)
Death benefits	(68,058)	—	—	(156,132)	(40,947)	(319,546)	(77,111)	(991,009)	(238,219)	(791,865)
Net annuity transactions	2,025	—	(3,259)	(2,841)	—	(171,894)	2,357	(3,308)	(22,190)	3,722
Net increase (decrease) in net assets resulting from unit transactions	(636,456)	(64,795)	(754,992)	(404,064)	(93,821)	(3,474,883)	(346,639)	(5,583,804)	(1,864,680)	(2,753,417)
Net increase (decrease) in net assets	(256,624)	(3,579)	(368,501)	(149,633)	126,406	2,230,525	(232,903)	(564,209)	(282,574)	(1,783,953)

Net assets:
Beginning of period	6,036,965	400,519	2,142,510	5,074,717	1,239,558	20,568,603	3,263,487	30,709,531	13,066,049	20,565,711
End of period	$5,780,341	$396,940	$1,774,009	$4,925,084	$1,365,964	$22,799,128	$3,030,584	$30,145,322	$12,783,475	$18,781,758

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$559,416	$(51,437)	$1,019,816	$(44,161)	$620,505	$(109,091)	$386	$7,274	$(5,093)	$5,858
Net realized gain (loss) on security transactions	1,147,642	1,469,983	(709,693)	150,245	(409,755)	131,495	(57)	221,273	2,032	3,862
Net realized gain distributions	3,933,386	2,702,381	—	198,344	—	—	3,774	103,860	21,320	27,502
Change in unrealized appreciation (depreciation) during the period	(792,666)	(642,826)	67,360	254,456	491,110	1,598,872	(373)	207,645	45,066	(5,378)
Net increase (decrease) in net assets resulting from operations	4,847,778	3,478,101	377,483	558,884	701,860	1,621,276	3,730	540,052	63,325	31,844

Unit transactions:
Purchases	429,255	74,230	92,665	47,719	122,911	3,750	—	3,750	—	—
Net transfers	936,944	(591,979)	2,434,682	(144,978)	230,042	597,442	595	(140,008)	—	9,527
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,253,148)	(4,962,045)	(5,151,527)	(418,146)	(2,307,932)	(2,850,013)	(1,585)	(637,727)	—	(58,984)
Other transactions	250	1,067	3	(1)	395	198	1	10	1	—
Death benefits	(3,215,798)	(914,331)	(1,166,091)	(207,833)	(888,929)	(211,120)	—	—	—	—
Net annuity transactions	(244,273)	(27,886)	55,395	1,018	212,691	—	—	(3,406)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,346,770)	(6,420,944)	(3,734,873)	(722,221)	(2,630,822)	(2,459,743)	(989)	(777,381)	1	(49,457)
Net increase (decrease) in net assets	(7,498,992)	(2,942,843)	(3,357,390)	(163,337)	(1,928,962)	(838,467)	2,741	(237,329)	63,326	(17,613)

Net assets:
Beginning of period	85,574,573	36,451,770	40,917,011	3,525,627	15,349,991	15,652,105	45,143	2,459,399	217,597	388,316
End of period	$78,075,581	$33,508,927	$37,559,621	$3,362,290	$13,421,029	$14,813,638	$47,884	$2,222,070	$280,923	$370,703

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Select Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,077)	$(16,798)	$(138,798)	$(1,737)	$(125,466)	$128,510	$(120,178)	$(42,829)	$(3,491)	$(54,236)
Net realized gain (loss) on security transactions	(6,778)	(151,559)	(71,192)	11,522	481,122	(107,054)	439,040	(478)	15,239	81,336
Net realized gain distributions	—	—	349,751	88,972	—	—	—	—	—	202,088
Change in unrealized appreciation (depreciation) during the period	57,935	529,466	3,673,116	(32,731)	375,190	114,605	773,500	474,277	49,402	226,104
Net increase (decrease) in net assets resulting from operations	48,080	361,109	3,812,877	66,026	730,846	136,061	1,092,362	430,970	61,150	455,292

Unit transactions:
Purchases	—	794	55,300	—	32,901	1,501	7,785	51,991	375	29,470
Net transfers	(1,854)	(106,027)	(459,430)	(39,442)	(73,932)	57,507	(46,161)	(191,277)	(45,903)	(33,996)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,179)	(118,139)	(1,872,323)	(53,229)	(490,197)	(378,446)	(444,013)	(239,177)	(14,659)	(346,898)
Other transactions	1	1	7	—	538	23	338	2	1	5
Death benefits	—	(23,768)	(400,420)	—	(119,821)	(29,084)	(65,379)	(144,774)	—	(60,340)
Net annuity transactions	(151)	(1,315)	(40,630)	—	(15,464)	(12,881)	(14,244)	(246)	(10,658)	(2,732)
Net increase (decrease) in net assets resulting from unit transactions	(9,183)	(248,454)	(2,717,496)	(92,671)	(665,975)	(361,380)	(561,674)	(523,481)	(70,844)	(414,491)
Net increase (decrease) in net assets	38,897	112,655	1,095,381	(26,645)	64,871	(225,319)	530,688	(92,511)	(9,694)	40,801

Net assets:
Beginning of period	119,643	1,085,931	14,582,287	255,069	5,742,822	3,717,375	5,378,792	2,248,134	208,302	3,332,499
End of period	$158,540	$1,198,586	$15,677,668	$228,424	$5,807,693	$3,492,056	$5,909,480	$2,155,623	$198,608	$3,373,300

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(10,980)	$(39,945)	$265,035	$2,020	$(5,922)	$610	$517	$(1,409)	$41	$689
Net realized gain (loss) on security transactions	(3,529)	136,366	(266,286)	14,276	112,460	334	2,005	(1,389)	18	(15)
Net realized gain distributions	67,835	87,335	—	—	38,976	132	—	6,840	410	—
Change in unrealized appreciation (depreciation) during the period	72,061	65,120	242,008	52,321	105,876	746	(724)	1,851	1,032	(329)
Net increase (decrease) in net assets resulting from operations	125,387	248,876	240,757	68,617	251,390	1,822	1,798	5,893	1,501	345

Unit transactions:
Purchases	216	3,062	27,347	—	—	—	—	375	—	—
Net transfers	(11,515)	(59,747)	358,594	(1,271)	(162,153)	75	(332)	(6,114)	—	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(19,397)	(257,953)	(734,023)	(85,465)	(112,452)	(879)	(8,265)	(4,521)	(1)	(15)
Other transactions	—	—	2,514	—	(373)	—	(1)	—	(1)	—
Death benefits	—	(69,328)	(172,685)	—	(29,896)	—	—	—	—	—
Net annuity transactions	—	(535)	(3,574)	—	—	(532)	(982)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(30,696)	(384,501)	(521,827)	(86,736)	(304,874)	(1,336)	(9,580)	(10,260)	(2)	(15)
Net increase (decrease) in net assets	94,691	(135,625)	(281,070)	(18,119)	(53,484)	486	(7,782)	(4,367)	1,499	330

Net assets:
Beginning of period	596,716	2,498,590	5,878,711	502,007	879,649	44,509	127,541	154,748	8,160	11,872
End of period	$691,407	$2,362,965	$5,597,641	$483,888	$826,165	$44,995	$119,759	$150,381	$9,659	$12,202

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	PIMCO StocksPLUS® Global Portfolio	PSF PGIM Jennison Growth Portfolio	PSF PGIM Jennison Value Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,988	$(8,344)	$(224)	$(28)	$902	$(1,915)	$(1,830)	$(945)	$(339,900)	$(143)
Net realized gain (loss) on security transactions	(3,230)	4,687	5,942	212	(1,233)	9,176	15,009	4,748	683,552	324
Net realized gain distributions	—	—	—	3,783	—	103,330	42,413	12,536	—	1,871
Change in unrealized appreciation (depreciation) during the period	18,706	108,374	(3,309)	890	1,588	(65,587)	36,479	4,901	4,494,513	1,493
Net increase (decrease) in net assets resulting from operations	24,464	104,717	2,409	4,857	1,257	45,004	92,071	21,240	4,838,165	3,545

Unit transactions:
Purchases	—	—	—	—	—	—	—	—	106,991	—
Net transfers	1,166	—	—	143	269	3,493	(11,607)	—	(432,873)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(46,074)	(31)	(556)	(816)	(5,350)	(155,116)	(97,987)	(19,811)	(1,439,703)	(1,345)
Other transactions	—	5	1	—	—	43	—	1	95	—
Death benefits	—	—	(8,008)	—	—	(485)	—	—	(661,827)	—
Net annuity transactions	—	—	—	—	—	8,693	(2,887)	—	(25,748)	—
Net increase (decrease) in net assets resulting from unit transactions	(44,908)	(26)	(8,563)	(673)	(5,081)	(143,372)	(112,481)	(19,810)	(2,453,065)	(1,345)
Net increase (decrease) in net assets	(20,444)	104,691	(6,154)	4,184	(3,824)	(98,368)	(20,410)	1,430	2,385,100	2,200

Net assets:
Beginning of period	225,940	375,527	15,363	32,346	22,992	757,788	691,138	175,715	15,952,907	28,218
End of period	$205,496	$480,218	$9,209	$36,530	$19,168	$659,420	$670,728	$177,145	$18,338,007	$30,418

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Principal Blue Chip Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(12,052)	$(135)	$(38,942)	$(58,597)	$(111,340)	$(8,492)	$(165,644)	$67,993	$(127,187)
Net realized gain (loss) on security transactions	(18,395)	(32)	117,501	126,850	156,346	126,622	719,613	19,940	975,744
Net realized gain distributions	—	—	299,979	213,470	660,176	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	134,971	1,680	9,821	546,241	286,313	(28,977)	1,462,098	(47,459)	198,653
Net increase (decrease) in net assets resulting from operations	104,524	1,513	388,359	827,964	991,495	89,153	2,016,067	40,474	1,047,210

Unit transactions:
Purchases	4,612	—	884	26,760	1,560	6,959	864	6,031	33,660
Net transfers	3,419	—	(135,743)	75,684	(74,273)	(67,922)	(412,335)	43,190	(630,512)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(111,852)	(588)	(412,971)	(322,636)	(677,727)	(594,064)	(463,182)	(236,806)	(708,731)
Other transactions	—	—	(3)	10	(1)	(37)	35	240	(4)
Death benefits	(45,011)	—	(106,891)	(254,139)	(51,672)	(98,004)	(77,422)	(20,611)	(92,480)
Net annuity transactions	(806)	—	18,055	(11,545)	(80,514)	(9,838)	(30,527)	(12,821)	(29,839)
Net increase (decrease) in net assets resulting from unit transactions	(149,638)	(588)	(636,669)	(485,866)	(882,627)	(762,906)	(982,567)	(220,777)	(1,427,906)
Net increase (decrease) in net assets	(45,114)	925	(248,310)	342,098	108,868	(673,753)	1,033,500	(180,303)	(380,696)

Net assets:
Beginning of period	661,086	9,369	3,177,874	4,765,650	7,186,569	5,140,737	7,350,321	3,345,575	5,963,947
End of period	$615,972	$10,294	$2,929,564	$5,107,748	$7,295,437	$4,466,984	$8,383,821	$3,165,272	$5,583,251

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	LVIP JPMorgan Mid Cap Value Fund	LVIP JPMorgan U.S. Equity Fund	LVIP JPMorgan Core Bond Fund	PSF PGIM Jennison Blend Portfolio	LVIP American Century Mid Cap Value Fund	LVIP American Century Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,896)	$(31,585)	$352,423	$(7)	$1,024	$13,395
Net realized gain (loss) on security transactions	54,619	210,387	33,157	11	96	8,043
Net realized gain distributions	374,586	123,462	—	—	1,230	7,388
Change in unrealized appreciation (depreciation) during the period	(130,161)	289,854	(345,555)	77	1,703	23,286
Net increase (decrease) in net assets resulting from operations	289,148	592,118	40,025	81	4,053	52,112

Unit transactions:
Purchases	174	228	17,622	—	65	—
Net transfers	(79,337)	(262,269)	642,821	—	(36)	9,716
Net interfund transfers due to corporate actions	—	—	—	—	63,861	874,349
Surrenders for benefit payments and fees	(230,912)	(354,141)	(1,747,649)	(18)	(371)	(55,795)
Other transactions	(1)	247	1,888	(6)	—	(20)
Death benefits	(75,902)	(46,069)	(424,668)	—	—	(30,683)
Net annuity transactions	(13,646)	(19,983)	(83,979)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(399,624)	(681,987)	(1,593,965)	(24)	63,519	797,567
Net increase (decrease) in net assets	(110,476)	(89,869)	(1,553,940)	57	67,572	849,679

Net assets:
Beginning of period	2,458,264	2,988,724	14,314,880	322	—	—
End of period	$2,347,788	$2,898,855	$12,760,940	$379	$67,572	$849,679

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2025

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:
AB VPS Balanced Hedged Allocation Portfolio, AB VPS International Value Portfolio, AB VPS Discovery Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Government Money Market Fund, AB VPS Relative Value Portfolio, American Funds Insurance Series® Capital World Bond Fund®, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Washington Mutual Investors FundSM, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund®, American Funds Insurance Series® Global Small Capitalization Fund, Columbia Variable Portfolio - Small Company Growth fund, Allspring VT Discovery All Cap Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin DynaTech VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Select Mid Cap Growth Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Discovery Large Cap Fund (Formerly Invesco V.I. Capital Appreciation Fund), Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Large Cap Growth Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Putnam VT Large Cap Value Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PSF PGIM Jennison Growth Portfolio, PSF PGIM Jennison Value Portfolio, ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Clearbridge
Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Principal Large Cap Growth Fund (Formerly CTIVP® - Principal Blue Chip Growth Fund), LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan U.S. Equity Fund, LVIP JPMorgan Core Bond Fund, PSF PGIM Jennison Blend Portfolio, LVIP American Century Mid Cap Value Fund, LVIP American Century Value Fund.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.
If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2021 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.
h) The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%
Premium Based Charges maximum of .71%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

g) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio	$124,314	$342,819
AB VPS International Value Portfolio	$167,995	$793,752
AB VPS Discovery Value Portfolio	$137,032	$174,401
Invesco V.I. Core Equity Fund	$2,450,867	$4,418,988
Invesco V.I. Government Securities Fund	$6,335,526	$9,258,207
Invesco V.I. High Yield Fund	$97,630	$265,341
Invesco V.I. EQV International Equity Fund	$1,958,112	$3,081,658
Invesco V.I. Main Street Mid Cap Fund®	$2,358,805	$3,296,611
Invesco V.I. Small Cap Equity Fund	$1,487,908	$3,006,718
Invesco V.I. Balanced-Risk Allocation Fund	$33,126	$126,214
Invesco V.I. Government Money Market Fund	$16,207,134	$17,858,917
AB VPS Relative Value Portfolio	$24,971	$84,599
American Funds Insurance Series® Capital World Bond Fund®	$701,550	$2,378,297
American Funds Insurance Series® Capital World Growth and Income Fund®	$2,866,540	$5,669,363
American Funds Insurance Series® Asset Allocation Fund	$11,510,123	$16,099,144
American Funds Insurance Series® Washington Mutual Investors FundSM	$8,070,401	$11,214,049
American Funds Insurance Series® The Bond Fund of America®	$8,205,815	$13,241,147
American Funds Insurance Series® Global Growth Fund	$6,379,550	$7,659,284
American Funds Insurance Series® Growth Fund	$44,319,933	$76,304,300
American Funds Insurance Series® Growth-Income Fund	$55,151,346	$50,529,387
American Funds Insurance Series® International Fund	$3,593,559	$11,258,305
American Funds Insurance Series® New World Fund®	$1,722,943	$3,530,557
American Funds Insurance Series® Global Small Capitalization Fund	$1,256,616	$3,412,945
Columbia Variable Portfolio - Small Company Growth fund	$579,960	$478,357
Allspring VT Discovery All Cap Growth Fund	$137,826	$160,883
Fidelity® VIP Growth Portfolio	$272,631	$445,619
Fidelity® VIP Contrafund® Portfolio	$2,245,560	$2,292,990
Fidelity® VIP Mid Cap Portfolio	$1,202,352	$1,424,042
Fidelity® VIP Value Strategies Portfolio	$57,786	$146,750
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$43,893	$28,250
Fidelity® VIP Strategic Income Portfolio	$2,954	$3,158
Franklin Rising Dividends VIP Fund	$12,774,400	$16,904,013
Franklin Income VIP Fund	$12,914,849	$28,256,613
Franklin Large Cap Growth VIP Fund	$4,766,311	$4,956,594
Franklin Global Real Estate VIP Fund	$21,721	$18,882
Franklin Small-Mid Cap Growth VIP Fund	$2,813,219	$4,658,304
Franklin Small Cap Value VIP Fund	$1,245,375	$1,818,770
Franklin Strategic Income VIP Fund	$4,476,441	$8,001,926
Franklin Mutual Shares VIP Fund	$12,708,444	$15,380,752
Templeton Developing Markets VIP Fund	$940,822	$2,023,006
Templeton Foreign VIP Fund	$5,606,433	$8,560,472
Templeton Growth VIP Fund	$4,744,588	$9,375,665
Franklin Mutual Global Discovery VIP Fund	$4,839,474	$4,879,072
Franklin DynaTech VIP Fund	$505,474	$2,602,686
Templeton Global Bond VIP Fund	$551,392	$1,218,718
Hartford Balanced HLS Fund	$1,341,545	$2,283,059
Hartford Total Return Bond HLS Fund	$7,589,274	$12,644,055
Hartford Capital Appreciation HLS Fund	$10,308,322	$14,195,746
Hartford Dividend and Growth HLS Fund	$8,498,615	$8,951,562
Hartford Healthcare HLS Fund	$3,627	$717
Hartford Disciplined Equity HLS Fund	$3,244,067	$5,010,453
Hartford International Opportunities HLS Fund	$415,255	$1,072,171
Hartford MidCap HLS Fund	$470,801	$359,478
Hartford Ultrashort Bond HLS Fund	$3,479,680	$5,719,414
Hartford Small Company HLS Fund	$95,318	$481,029
Hartford SmallCap Growth HLS Fund	$312,835	$166,021
Hartford Stock HLS Fund	$854,355	$783,312
Lord Abbett Series Fund - Fundamental Equity Portfolio	$78,013	$89,151
Lord Abbett Series Fund - Dividend Growth Portfolio	$153,435	$391,125
Lord Abbett Series Fund - Bond Debenture Portfolio	$578,093	$897,154
Lord Abbett Series Fund - Growth and Income Portfolio	$249,771	$396,054
MFS® Growth Series	$4,687,862	$4,620,343
MFS® Global Equity Series	$798,340	$599,343
MFS® Investors Trust Series	$13,289,328	$6,008,515
MFS® Mid Cap Growth Series	$2,310,613	$2,190,104
MFS® New Discovery Series	$1,201,415	$3,899,887
MFS® Total Return Series	$9,741,972	$12,855,995
MFS® Value Series	$4,418,238	$6,759,530
MFS® Total Return Bond Series	$5,013,466	$7,997,524
MFS® Research Series	$829,050	$848,397
MFS® High Yield Portfolio	$1,280,312	$2,410,341
BlackRock Managed Volatility V.I. Fund	$1,265,572	$3,098,587
BlackRock Global Allocation V.I. Fund	$6,080	$11,845
BlackRock S&P 500 Index V.I. Fund	$240,450	$435,062
BlackRock Large Cap Focus Growth V.I. Fund	$48,151	$5,786
BlackRock Equity Dividend V.I. Fund	$40,642	$85,935
Morgan Stanley VIF Growth Portfolio	$1,200	$48,844
Morgan Stanley VIF Discovery Portfolio	$56,564	$487,090
Invesco V.I. American Value Fund	$4,012,104	$3,036,497
BlackRock Capital Appreciation V.I. Fund	$66,437	$62,416
Columbia Variable Portfolio - Dividend Opportunity Fund	$411,688	$1,352,697
Columbia Variable Portfolio - Income Opportunities Fund	$298,590	$748,880
Columbia Variable Portfolio - Select Mid Cap Growth Fund	$315,128	$1,180,884
Invesco V.I. Discovery Mid Cap Growth Fund	$308,326	$441,471
Invesco V.I. Discovery Large Cap Fund+	$24,788	$19,796
Invesco V.I. Global Fund	$794,349	$584,972
Invesco V.I. Main Street Fund®	$52,360	$116,777
Invesco V.I. Main Street Small Cap Fund®	$412,669	$516,388
Putnam VT Diversified Income Fund	$974,937	$1,257,525
Putnam VT Global Asset Allocation Fund	$69,983	$51,704
Putnam VT Large Cap Growth Fund	$189,987	$323,567
Putnam VT International Value Fund	$46,806	$8,077
Putnam VT International Equity Fund	$23,435	$30,382
Putnam VT Small Cap Value Fund	$15,897	$8,030
Putnam VT Large Cap Value Fund	$835	$68
PIMCO VIT All Asset Portfolio	$575	$719
PIMCO StocksPLUS® Global Portfolio	$10,769	$46,284
PSF PGIM Jennison Growth Portfolio	$130,850	$178,237
PSF PGIM Jennison Value Portfolio	$2	$188
ClearBridge Variable Dividend Strategy Portfolio	$9,730	$1,428
Western Asset Variable Global High Yield Bond Portfolio	$1,483	$251
Clearbridge Variable Large Cap Value Portfolio	$73,782	$57,230
Invesco V.I. Growth and Income Fund	$63,012	$106,698
Invesco V.I. Comstock Fund	$20,959	$22,583
Invesco V.I. American Franchise Fund	$2,097,033	$3,742,070
Allspring VT Index Asset Allocation Fund	$2,620	$5,936
Allspring VT Small Cap Growth Fund	$53,581	$89,416
Allspring VT Discovery SMID Cap Growth Fund	$72	$709
Allspring VT Opportunity Fund	$531,815	$649,380
MFS® Core Equity Portfolio	$797,484	$1,093,382
MFS® Massachusetts Investors Growth Stock Portfolio	$1,031,933	$1,049,816
MFS® Research International Portfolio	$786,798	$1,304,613
Columbia Variable Portfolio - Large Cap Growth Fund	$386,648	$1,663,707
Columbia Variable Portfolio - Overseas Core Fund	$474,185	$784,988
CTIVP® - Principal Large Cap Growth Fund+	$203,209	$1,014,946
LVIP JPMorgan Mid Cap Value Fund	$387,812	$514,992
LVIP JPMorgan U.S. Equity Fund	$298,665	$742,059
LVIP JPMorgan Core Bond Fund	$1,527,377	$2,651,654
PSF PGIM Jennison Blend Portfolio	$—	$41
LVIP American Century Mid Cap Value Fund	$8,534	$1,299
LVIP American Century Value Fund	$100,181	$270,925

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	5,220	21,187	(15,967)
AB VPS International Value Portfolio	14,404	77,141	(62,737)
AB VPS Discovery Value Portfolio	1,483	5,118	(3,635)
Invesco V.I. Core Equity Fund	45,265	148,153	(102,888)
Invesco V.I. Government Securities Fund	4,149,690	6,994,861	(2,845,171)
Invesco V.I. High Yield Fund	14,407	31,519	(17,112)
Invesco V.I. EQV International Equity Fund	247,809	713,856	(466,047)
Invesco V.I. Main Street Mid Cap Fund®	149,248	733,185	(583,937)
Invesco V.I. Small Cap Equity Fund	27,150	72,521	(45,371)
Invesco V.I. Balanced-Risk Allocation Fund	415	7,768	(7,353)
Invesco V.I. Government Money Market Fund	1,558,822	1,810,038	(251,216)
AB VPS Relative Value Portfolio	236	5,042	(4,806)
American Funds Insurance Series® Capital World Bond Fund®	48,875	213,190	(164,315)
American Funds Insurance Series® Capital World Growth and Income Fund®	57,829	194,387	(136,558)
American Funds Insurance Series® Asset Allocation Fund	79,700	433,433	(353,733)
American Funds Insurance Series® Washington Mutual Investors FundSM	726,429	2,469,284	(1,742,855)
American Funds Insurance Series® The Bond Fund of America®	401,060	873,154	(472,094)
American Funds Insurance Series® Global Growth Fund	21,406	149,903	(128,497)
American Funds Insurance Series® Growth Fund	181,746	1,116,272	(934,526)
American Funds Insurance Series® Growth-Income Fund	149,538	935,278	(785,740)
American Funds Insurance Series® International Fund	199,938	615,251	(415,313)
American Funds Insurance Series® New World Fund®	20,841	86,974	(66,133)
American Funds Insurance Series® Global Small Capitalization Fund	36,211	119,358	(83,147)
Columbia Variable Portfolio - Small Company Growth fund	11,694	76,635	(64,941)
Allspring VT Discovery All Cap Growth Fund	50	22,402	(22,352)
Fidelity® VIP Growth Portfolio	383	6,556	(6,173)
Fidelity® VIP Contrafund® Portfolio	5,168	39,936	(34,768)
Fidelity® VIP Mid Cap Portfolio	15,130	40,749	(25,619)
Fidelity® VIP Value Strategies Portfolio	287	3,937	(3,650)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	38	486	(448)
Fidelity® VIP Strategic Income Portfolio	27	146	(119)
Franklin Rising Dividends VIP Fund	56,086	308,712	(252,626)
Franklin Income VIP Fund	156,375	924,209	(767,834)
Franklin Large Cap Growth VIP Fund	25,067	101,628	(76,561)
Franklin Global Real Estate VIP Fund	702	564	138
Franklin Small-Mid Cap Growth VIP Fund	37,799	124,953	(87,154)
Franklin Small Cap Value VIP Fund	21,688	63,172	(41,484)
Franklin Strategic Income VIP Fund	139,928	374,961	(235,033)
Franklin Mutual Shares VIP Fund	90,799	463,122	(372,323)
Templeton Developing Markets VIP Fund	23,606	71,936	(48,330)
Templeton Foreign VIP Fund	186,502	504,705	(318,203)
Templeton Growth VIP Fund	51,123	394,240	(343,117)
Franklin Mutual Global Discovery VIP Fund	27,514	104,980	(77,466)
Franklin DynaTech VIP Fund	10,927	51,546	(40,619)
Templeton Global Bond VIP Fund	53,976	109,740	(55,764)
Hartford Balanced HLS Fund	151,155	375,674	(224,519)
Hartford Total Return Bond HLS Fund	567,813	1,854,077	(1,286,264)
Hartford Capital Appreciation HLS Fund	117,912	771,217	(653,305)
Hartford Dividend and Growth HLS Fund	42,537	468,242	(425,705)
Hartford Healthcare HLS Fund	37	—	37
Hartford Disciplined Equity HLS Fund	30,755	129,474	(98,719)
Hartford International Opportunities HLS Fund	35,174	109,605	(74,431)
Hartford MidCap HLS Fund	17,521	28,679	(11,158)
Hartford Ultrashort Bond HLS Fund	2,063,279	4,237,926	(2,174,647)
Hartford Small Company HLS Fund	16,141	58,916	(42,775)
Hartford SmallCap Growth HLS Fund	3,220	3,956	(736)
Hartford Stock HLS Fund	24,759	186,902	(162,143)
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,191	2,249	(1,058)
Lord Abbett Series Fund - Dividend Growth Portfolio	451	8,528	(8,077)
Lord Abbett Series Fund - Bond Debenture Portfolio	15,778	42,606	(26,828)
Lord Abbett Series Fund - Growth and Income Portfolio	3,756	13,094	(9,338)
MFS® Growth Series	19,527	93,208	(73,681)
MFS® Global Equity Series	6,873	14,831	(7,958)
MFS® Investors Trust Series	30,090	148,177	(118,087)
MFS® Mid Cap Growth Series	13,944	92,550	(78,606)
MFS® New Discovery Series	33,511	89,575	(56,064)
MFS® Total Return Series	93,568	404,702	(311,134)
MFS® Value Series	35,918	142,722	(106,804)
MFS® Total Return Bond Series	262,370	539,521	(277,151)
MFS® Research Series	2,291	17,084	(14,793)
MFS® High Yield Portfolio	34,882	163,730	(128,848)
BlackRock Managed Volatility V.I. Fund	82,057	237,759	(155,702)
BlackRock Global Allocation V.I. Fund	2	553	(551)
BlackRock S&P 500 Index V.I. Fund	4,343	17,816	(13,473)
BlackRock Large Cap Focus Growth V.I. Fund	—	—	—
BlackRock Equity Dividend V.I. Fund	113	2,370	(2,257)
Morgan Stanley VIF Growth Portfolio	27	889	(862)
Morgan Stanley VIF Discovery Portfolio	1,381	10,131	(8,750)
Invesco V.I. American Value Fund	86,836	156,909	(70,073)
BlackRock Capital Appreciation V.I. Fund	738	1,123	(385)
Columbia Variable Portfolio - Dividend Opportunity Fund	17,064	50,157	(33,093)
Columbia Variable Portfolio - Income Opportunities Fund	17,642	51,755	(34,113)
Columbia Variable Portfolio - Select Mid Cap Growth Fund	11,643	36,345	(24,702)
Invesco V.I. Discovery Mid Cap Growth Fund	9,003	26,963	(17,960)
Invesco V.I. Discovery Large Cap Fund+	—	380	(380)
Invesco V.I. Global Fund	5,474	17,705	(12,231)
Invesco V.I. Main Street Fund®	225	2,420	(2,195)
Invesco V.I. Main Street Small Cap Fund®	5,489	12,497	(7,008)
Putnam VT Diversified Income Fund	44,028	82,386	(38,358)
Putnam VT Global Asset Allocation Fund	40	1,641	(1,601)
Putnam VT Large Cap Growth Fund	2,735	7,326	(4,591)
Putnam VT International Value Fund	3,390	473	2,917
Putnam VT International Equity Fund	998	1,789	(791)
Putnam VT Small Cap Value Fund	48	184	(136)
Putnam VT Large Cap Value Fund	—	—	—
PIMCO VIT All Asset Portfolio	—	36	(36)
PIMCO StocksPLUS® Global Portfolio	64	1,715	(1,651)
PSF PGIM Jennison Growth Portfolio	22,530	30,364	(7,834)
PSF PGIM Jennison Value Portfolio	—	2	(2)
ClearBridge Variable Dividend Strategy Portfolio	88	27	61
Western Asset Variable Global High Yield Bond Portfolio	45	3	42
Clearbridge Variable Large Cap Value Portfolio	719	11,278	(10,559)
Invesco V.I. Growth and Income Fund	190	2,876	(2,686)
Invesco V.I. Comstock Fund	—	437	(437)
Invesco V.I. American Franchise Fund	12,180	74,427	(62,247)
Allspring VT Index Asset Allocation Fund	—	1,121	(1,121)
Allspring VT Small Cap Growth Fund	644	2,099	(1,455)
Allspring VT Discovery SMID Cap Growth Fund	—	11	(11)
Allspring VT Opportunity Fund	7,176	14,989	(7,813)
MFS® Core Equity Portfolio	9,836	34,221	(24,385)
MFS® Massachusetts Investors Growth Stock Portfolio	1,637	31,116	(29,479)
MFS® Research International Portfolio	51,551	82,266	(30,715)
Columbia Variable Portfolio - Large Cap Growth Fund	12,095	43,302	(31,207)
Columbia Variable Portfolio - Overseas Core Fund	28,373	48,046	(19,673)
CTIVP® - Principal Large Cap Growth Fund+	6,808	30,511	(23,703)
LVIP JPMorgan Mid Cap Value Fund	2,910	11,387	(8,477)
LVIP JPMorgan U.S. Equity Fund	3,611	10,029	(6,418)
LVIP JPMorgan Core Bond Fund	82,657	177,309	(94,652)
PSF PGIM Jennison Blend Portfolio	—	2	(2)
LVIP American Century Mid Cap Value Fund	43	26	17
LVIP American Century Value Fund	970	7,540	(6,570)
+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	1,138	17,916	(16,778)
AB VPS International Value Portfolio	12,687	51,417	(38,730)
AB VPS Discovery Value Portfolio	842	4,621	(3,779)
Invesco V.I. Core Equity Fund	21,930	147,778	(125,848)
Invesco V.I. Government Securities Fund	3,536,630	6,346,329	(2,809,699)
Invesco V.I. High Yield Fund	7,142	11,041	(3,899)
Invesco V.I. EQV International Equity Fund	151,124	605,401	(454,277)
Invesco V.I. Main Street Mid Cap Fund®	197,058	964,146	(767,088)
Invesco V.I. Small Cap Equity Fund	16,770	82,740	(65,970)
Invesco V.I. Balanced-Risk Allocation Fund	229	8,166	(7,937)
Invesco V.I. Government Money Market Fund	1,702,687	2,024,119	(321,432)
AB VPS Relative Value Portfolio	207	5,187	(4,980)
American Funds Insurance Series® Capital World Bond Fund®	82,139	203,398	(121,259)
American Funds Insurance Series® Capital World Growth and Income Fund®	37,004	235,794	(198,790)
American Funds Insurance Series® Asset Allocation Fund	131,120	568,726	(437,606)
American Funds Insurance Series® Washington Mutual Investors FundSM	445,975	2,902,433	(2,456,458)
American Funds Insurance Series® The Bond Fund of America®	444,390	870,186	(425,796)
American Funds Insurance Series® Global Growth Fund	32,927	169,092	(136,165)
American Funds Insurance Series® Growth Fund	147,641	1,384,305	(1,236,664)
American Funds Insurance Series® Growth-Income Fund	102,124	1,049,884	(947,760)
American Funds Insurance Series® International Fund	111,774	547,886	(436,112)
American Funds Insurance Series® New World Fund®	15,399	84,179	(68,780)
American Funds Insurance Series® Global Small Capitalization Fund	54,012	127,436	(73,424)
Columbia Variable Portfolio - Small Company Growth Fund	4,142	75,459	(71,317)
Allspring VT Discovery All Cap Growth Fund	9	16,319	(16,310)
Fidelity® VIP Growth Portfolio	556	6,483	(5,927)
Fidelity® VIP Contrafund® Portfolio	4,509	52,018	(47,509)
Fidelity® VIP Mid Cap Portfolio	7,786	44,788	(37,002)
Fidelity® VIP Value Strategies Portfolio	168	2,019	(1,851)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	55	3,114	(3,059)
Fidelity® VIP Strategic Income Portfolio	52	111	(59)
Franklin Rising Dividends VIP Fund	33,892	350,978	(317,086)
Franklin Income VIP Fund	126,556	946,060	(819,504)
Franklin Large Cap Growth VIP Fund	25,100	119,314	(94,214)
Franklin Global Real Estate VIP Fund	1,213	1,735	(522)
Franklin Small-Mid Cap Growth VIP Fund	35,974	185,846	(149,872)
Franklin Small Cap Value VIP Fund	25,634	68,074	(42,440)
Franklin Strategic Income VIP Fund	116,439	367,304	(250,865)
Franklin Mutual Shares VIP Fund	75,398	580,381	(504,983)
Templeton Developing Markets VIP Fund	17,863	76,382	(58,519)
Templeton Foreign VIP Fund	156,093	399,965	(243,872)
Templeton Growth VIP Fund	45,350	388,965	(343,615)
Franklin Mutual Global Discovery VIP Fund	18,704	123,475	(104,771)
Franklin DynaTech VIP Fund	9,424	51,094	(41,670)
Templeton Global Bond VIP Fund	56,109	69,493	(13,384)
Hartford Balanced HLS Fund	59,933	331,999	(272,066)
Hartford Total Return Bond HLS Fund	532,434	1,453,662	(921,228)
Hartford Capital Appreciation HLS Fund	33,616	625,750	(592,134)
Hartford Dividend and Growth HLS Fund	57,126	415,111	(357,985)
Hartford Healthcare HLS Fund	34	—	34
Hartford Disciplined Equity HLS Fund	24,219	157,894	(133,675)
Hartford International Opportunities HLS Fund	10,405	78,630	(68,225)
Hartford MidCap HLS Fund	3,567	55,919	(52,352)
Hartford Ultrashort Bond HLS Fund	2,685,366	4,949,736	(2,264,370)
Hartford Small Company HLS Fund	3,684	77,879	(74,195)
Hartford SmallCap Growth HLS Fund	770	3,370	(2,600)
Hartford Stock HLS Fund	27,134	182,592	(155,458)
Lord Abbett Series Fund - Fundamental Equity Portfolio	857	2,616	(1,759)
Lord Abbett Series Fund - Dividend Growth Portfolio	1,350	20,822	(19,472)
Lord Abbett Series Fund - Bond Debenture Portfolio	17,838	40,340	(22,502)
Lord Abbett Series Fund - Growth and Income Portfolio	3,279	7,187	(3,908)
MFS® Growth Series	44,673	123,725	(79,052)
MFS® Global Equity Series	5,361	15,438	(10,077)
MFS® Investors Trust Series	27,344	192,097	(164,753)
MFS® Mid Cap Growth Series	28,853	118,656	(89,803)
MFS® New Discovery Series	26,042	96,248	(70,206)
MFS® Total Return Series	89,150	519,164	(430,014)
MFS® Value Series	30,288	181,289	(151,001)
MFS® Total Return Bond Series	231,007	503,392	(272,385)
MFS® Research Series	1,978	18,535	(16,557)
MFS® High Yield Portfolio	71,876	272,876	(201,000)
BlackRock Managed Volatility V.I. Fund	93,900	301,168	(207,268)
BlackRock Global Allocation V.I. Fund	46	98	(52)
BlackRock S&P 500 Index V.I. Fund	2,775	39,365	(36,590)
BlackRock Large Cap Focus Growth V.I. Fund	—	—	—
BlackRock Equity Dividend V.I. Fund	917	2,488	(1,571)
Morgan Stanley VIF Growth Portfolio	23	299	(276)
Morgan Stanley VIF Discovery Portfolio	969	8,489	(7,520)
Invesco V.I. American Value Fund	79,181	258,882	(179,701)
BlackRock Capital Appreciation V.I. Fund	363	2,347	(1,984)
Columbia Variable Portfolio - Dividend Opportunity Fund	3,771	32,724	(28,953)
Columbia Variable Portfolio - Income Opportunities Fund	6,453	34,287	(27,834)
Columbia Variable Portfolio - Select Mid Cap Growth Fund	2,586	22,985	(20,399)
Invesco V.I. Discovery Mid Cap Growth Fund	12,610	50,554	(37,944)
Invesco V.I. Capital Appreciation Fund	620	2,333	(1,713)
Invesco V.I. Global Fund	1,882	16,060	(14,178)
Invesco V.I. Main Street Fund®	23	887	(864)
Invesco V.I. Main Street Small Cap Fund®	3,824	14,811	(10,987)
Putnam VT Diversified Income Fund	37,700	76,054	(38,354)
Putnam VT Global Asset Allocation Fund	8	3,894	(3,886)
Putnam VT Large Cap Growth Fund	1,604	9,750	(8,146)
Putnam VT International Value Fund	89	195	(106)
Putnam VT International Equity Fund	137	881	(744)
Putnam VT Small Cap Value Fund	27	398	(371)
Putnam VT Large Cap Value Fund	—	—	—
PIMCO VIT All Asset Portfolio	—	—	—
PIMCO StocksPLUS® Global Portfolio	722	2,755	(2,033)
PSF PGIM Jennison Growth Portfolio	—	5	(5)
PSF PGIM Jennison Value Portfolio	—	2,523	(2,523)
ClearBridge Variable Dividend Strategy Portfolio	5	26	(21)
Western Asset Variable Global High Yield Bond Portfolio	98	1,890	(1,792)
Clearbridge Variable Large Cap Value Portfolio	3,087	37,959	(34,872)
Invesco V.I. Growth and Income Fund	256	3,927	(3,671)
Invesco V.I. Comstock Fund	—	484	(484)
Invesco V.I. American Franchise Fund	18,309	77,104	(58,795)
Allspring VT Index Asset Allocation Fund	—	172	(172)
Allspring VT Small Cap Growth Fund	608	6,945	(6,337)
Allspring VT Discovery SMID Cap Growth Fund	—	11	(11)
Allspring VT Opportunity Fund	2,031	18,677	(16,646)
MFS® Core Equity Portfolio	5,874	24,423	(18,549)
MFS® Massachusetts Investors Growth Stock Portfolio	3,799	34,880	(31,081)
MFS® Research International Portfolio	22,031	75,479	(53,448)
Columbia Variable Portfolio - Large Cap Growth Fund	3,318	35,519	(32,201)
Columbia Variable Portfolio - Overseas Core Fund	8,310	24,384	(16,074)
CTIVP® - Principal Blue Chip Growth Fund	1,453	53,176	(51,723)
LVIP JPMorgan Mid Cap Value Fund	1,995	11,483	(9,488)
LVIP JPMorgan U.S. Equity Fund	4,381	15,536	(11,155)
LVIP JPMorgan Core Bond Fund	61,251	176,752	(115,501)
PSF PGIM Jennison Blend Portfolio	—	1	(1)
LVIP American Century Mid Cap Value Fund	2,063	38	2,025
LVIP American Century Value Fund	30,069	4,625	25,444

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation Portfolio
2025	81,509	$24.250928	to	$32.140037	$1,690,471	0.50%	to	2.70%	1.91%	to	1.92%	14.24%	to	16.78%
2024	97,476	$21.228699	to	$27.522638	$1,747,947	0.50%	to	2.70%	1.79%	to	1.83%	5.69%	to	8.04%
2023	114,254	$20.086573	to	$25.475491	$1,911,194	0.50%	to	2.70%	0.91%	to	0.91%	9.66%	to	12.10%
2022	130,277	$18.317304	to	$22.726310	$1,965,192	0.50%	to	2.70%	3.07%	to	3.09%	(21.32)%	to	(19.57)%
2021	143,703	$23.281991	to	$28.256774	$2,722,090	0.50%	to	2.70%	0.08%	to	0.24%	10.35%	to	12.80%
AB VPS International Value Portfolio
2025	202,470	$18.831108	to	$24.045855	$2,336,690	0.50%	to	2.70%	2.20%	to	2.22%	37.51%	to	40.57%
2024	265,207	$13.694004	to	$17.105999	$2,194,688	0.50%	to	2.70%	2.31%	to	2.43%	2.02%	to	4.29%
2023	303,937	$13.423105	to	$16.402809	$2,421,452	0.50%	to	2.70%	0.69%	to	0.74%	11.77%	to	14.26%
2022	392,458	$12.009144	to	$14.355854	$2,755,377	0.50%	to	2.70%	4.22%	to	4.27%	(16.09)%	to	(14.22)%
2021	402,252	$14.312364	to	$16.736638	$3,318,597	0.50%	to	2.70%	1.70%	to	1.79%	7.90%	to	10.30%
AB VPS Discovery Value Portfolio
2025	20,953	$42.229879	to	$52.214526	$696,008	0.50%	to	2.70%	0.60%	to	0.62%	(0.10)%	to	2.13%
2024	24,588	$42.271156	to	$51.127968	$801,429	0.50%	to	2.70%	0.63%	to	0.65%	6.80%	to	9.17%
2023	28,367	$39.581002	to	$46.832969	$852,306	0.50%	to	2.70%	0.81%	to	0.84%	13.75%	to	16.28%
2022	31,083	$34.795935	to	$40.276122	$820,693	0.50%	to	2.70%	0.83%	to	0.84%	(18.06)%	to	(16.24)%
2021	42,349	$42.189329	to	$48.083889	$1,342,431	0.50%	to	2.75%	—%	to	0.60%	31.93%	to	34.93%
Invesco V.I. Core Equity Fund
2025	612,501	$40.736137	to	$53.259086	$19,504,041	0.50%	to	2.75%	0.41%	to	0.66%	13.02%	to	15.31%
2024	715,389	$36.044499	to	$47.642823	$20,084,189	0.30%	to	2.75%	—%	to	0.67%	22.20%	to	24.91%
2023	841,237	$29.495643	to	$38.140444	$19,512,732	0.30%	to	2.75%	—%	to	0.80%	20.02%	to	22.72%
2022	945,277	$24.575587	to	$31.080033	$18,414,965	0.30%	to	2.75%	—%	to	0.91%	(22.70)%	to	(20.99)%
2021	1,069,488	$31.794381	to	$39.337168	$27,364,628	0.30%	to	2.75%	0.34%	to	0.67%	24.28%	to	27.00%
Invesco V.I. Government Securities Fund
2025	28,178,978	$1.594804	to	$8.994017	$36,820,272	0.85%	to	2.75%	2.88%	to	3.11%	4.46%	to	6.46%
2024	31,024,149	$1.498013	to	$8.610162	$38,225,040	0.85%	to	2.75%	0.05%	to	2.46%	(1.04)%	to	0.86%
2023	33,833,848	$1.485261	to	$8.700596	$41,743,350	0.85%	to	2.75%	2.13%	to	2.27%	1.78%	to	3.73%
2022	36,517,052	$1.431786	to	$8.488134	$43,797,620	0.85%	to	2.80%	—%	to	1.88%	(12.77)%	to	(11.05)%
2021	44,412,562	$1.609700	to	$9.730853	$60,612,621	0.85%	to	2.80%	2.15%	to	2.47%	(4.97)%	to	(3.09)%
Invesco V.I. High Yield Fund

2025	75,748	$11.264966	to	$23.332607	$262,273	1.25%	to	2.65%	7.03%	to	8.91%	3.94%	to	5.40%
2024	92,860	$10.687788	to	$22.449165	$431,942	1.25%	to	2.65%	5.67%	to	5.72%	4.91%	to	6.39%
2023	96,759	$9.990522	to	$21.077561	$458,726	1.55%	to	2.75%	—%	to	5.18%	7.19%	to	8.48%
2022	96,167	$9.209454	to	$19.664194	$281,060	1.55%	to	2.75%	—%	to	4.82%	(12.01)%	to	(7.91)%
2021	166,792	$2.329674	to	$22.642496	$453,868	1.70%	to	2.65%	4.75%	to	8.81%	1.65%	to	2.62%
Invesco V.I. EQV International Equity Fund
2025	3,329,871	$23.380862	to	$28.888466	$15,488,545	0.30%	to	2.75%	—%	to	1.42%	13.34%	to	15.88%
2024	3,795,918	$20.629089	to	$24.168286	$15,389,102	0.50%	to	2.75%	1.54%	to	1.74%	(2.11)%	to	(0.16)%
2023	4,250,195	$21.073886	to	$24.205970	$17,437,270	0.50%	to	2.75%	—%	to	0.23%	14.94%	to	17.28%
2022	4,968,690	$18.205497	to	$20.639682	$17,737,603	0.50%	to	2.80%	—%	to	1.38%	(20.56)%	to	(18.91)%
2021	5,478,597	$22.918186	to	$26.097468	$24,127,252	0.30%	to	2.80%	—%	to	1.34%	2.97%	to	5.29%
Invesco V.I. Main Street Mid Cap Fund®
2025	4,098,805	$31.019405	to	$39.226154	$17,840,796	0.65%	to	2.80%	0.11%	to	0.33%	6.18%	to	8.26%
2024	4,682,742	$29.214899	to	$36.233576	$18,965,117	0.65%	to	2.80%	0.13%	to	0.34%	13.84%	to	16.04%
2023	5,449,830	$25.663997	to	$31.225710	$19,250,964	0.65%	to	2.80%	0.04%	to	0.29%	11.31%	to	13.41%
2022	6,073,155	$23.056781	to	$27.534581	$19,102,248	0.65%	to	2.80%	0.07%	to	0.35%	(16.63)%	to	(15.01)%
2021	6,872,478	$27.655875	to	$32.396677	$25,733,355	0.65%	to	2.80%	0.26%	to	0.45%	19.84%	to	22.07%
Invesco V.I. Small Cap Equity Fund
2025	302,446	$38.209877	to	$49.625575	$12,323,673	0.50%	to	2.75%	—%	to	—%	5.12%	to	7.30%
2024	347,817	$36.350437	to	$47.706807	$13,323,097	0.30%	to	2.75%	—%	to	0.13%	14.89%	to	17.50%
2023	413,787	$31.639114	to	$40.601611	$13,676,410	0.30%	to	2.75%	—%	to	—%	13.42%	to	15.91%
2022	467,365	$27.700771	to	$35.028997	$13,495,032	0.30%	to	2.80%	—%	to	—%	(22.70)%	to	(20.97)%
2021	522,611	$35.837174	to	$44.323102	$19,328,415	0.30%	to	2.80%	—%	to	0.17%	17.08%	to	19.73%
Invesco V.I. Balanced-Risk Allocation Fund
2025	23,291	$14.216370	to	$18.827667	$378,986	0.50%	to	2.40%	6.70%	to	6.92%	6.13%	to	8.15%
2024	30,644	$13.395613	to	$17.408635	$463,457	0.50%	to	2.40%	5.79%	to	5.95%	1.10%	to	3.04%
2023	38,581	$13.249337	to	$16.894448	$573,301	0.50%	to	2.40%	—%	to	—%	3.88%	to	5.87%
2022	44,339	$12.754970	to	$15.957969	$632,477	0.50%	to	2.40%	7.11%	to	7.31%	(16.55)%	to	(14.94)%
2021	51,196	$15.283831	to	$18.761536	$863,291	0.50%	to	2.40%	2.91%	to	3.04%	6.67%	to	8.72%
Invesco V.I. Government Money Market Fund
2025	3,923,322	$8.590765	to	$11.481162	$38,313,523	0.30%	to	2.75%	2.86%	to	4.04%	1.20%	to	3.45%
2024	4,174,538	$8.488990	to	$11.098298	$39,965,309	0.30%	to	2.75%	2.09%	to	4.86%	2.14%	to	4.41%
2023	4,495,970	$8.311011	to	$10.406533	$41,681,735	0.50%	to	2.75%	4.50%	to	4.74%	2.03%	to	4.09%
2022	5,241,490	$8.019038	to	$10.191486	$47,122,724	0.30%	to	2.80%	—%	to	1.09%	(1.54)%	to	0.95%
2021	5,286,481	$8.144581	to	$10.095488	$47,744,343	0.30%	to	2.80%	—%	to	0.01%	(2.75)%	to	(0.29)%
AB VPS Relative Value Portfolio
2025	13,994	$16.436563	to	$17.841591	$237,926	1.25%	to	2.45%	0.88%	to	0.89%	7.53%	to	8.83%
2024	18,800	$15.285326	to	$16.394036	$296,023	1.25%	to	2.45%	1.24%	to	1.26%	10.04%	to	11.37%
2023	23,780	$13.891002	to	$14.720978	$337,915	1.25%	to	2.45%	1.29%	to	1.31%	9.02%	to	10.33%
2022	25,350	$12.741721	to	$13.342091	$328,415	1.25%	to	2.45%	0.91%	to	1.11%	(6.73)%	to	(5.61)%
2021	20,403	$13.661516	to	$14.134566	$282,670	1.25%	to	2.45%	0.61%	to	0.64%	24.75%	to	26.25%
American Funds Insurance Series® Capital World Bond Fund®
2025	749,182	$9.182027	to	$9.566609	$8,241,820	0.65%	to	2.75%	2.86%	to	3.36%	6.43%	to	8.33%
2024	913,497	$8.627697	to	$8.930172	$9,349,283	0.50%	to	2.75%	—%	to	2.16%	(5.67)%	to	(3.80)%
2023	1,034,756	$9.146013	to	$9.283392	$11,137,604	0.50%	to	2.75%	—%	to	—%	3.26%	to	5.37%
2022	1,245,402	$8.810557	to	$8.857415	$12,725,646	0.50%	to	2.75%	0.20%	to	0.23%	(19.93)%	to	(18.25)%
2021	1,404,296	$10.777853	to	$11.062217	$17,723,924	0.50%	to	2.75%	1.62%	to	1.76%	(7.50)%	to	(5.65)%

American Funds Insurance Series® Capital World Growth and Income Fund®
2025	966,128	$21.118149	to	$41.978298	$28,530,518	0.50%	to	2.75%	1.23%	to	1.34%	21.42%	to	23.84%
2024	1,102,686	$17.052507	to	$34.572055	$26,644,488	0.50%	to	2.75%	1.56%	to	4.02%	10.91%	to	13.13%
2023	1,301,476	$15.073288	to	$31.170523	$28,347,575	0.50%	to	2.75%	1.01%	to	1.78%	17.60%	to	20.05%
2022	1,476,197	$12.555883	to	$26.505012	$27,099,232	0.50%	to	2.75%	2.21%	to	2.30%	(19.58)%	to	(17.98)%
2021	1,715,573	$15.308716	to	$32.958188	$38,617,011	0.50%	to	2.75%	1.34%	to	1.46%	11.66%	to	13.89%
American Funds Insurance Series® Asset Allocation Fund
2025	2,726,126	$19.701419	to	$35.503004	$100,107,312	0.50%	to	2.75%	1.86%	to	2.01%	12.71%	to	15.01%
2024	3,079,859	$17.129744	to	$31.499021	$99,152,183	0.50%	to	2.75%	2.05%	to	2.21%	13.28%	to	15.53%
2023	3,517,465	$14.826835	to	$27.806359	$98,787,591	0.50%	to	2.75%	2.05%	to	2.24%	11.17%	to	13.46%
2022	4,077,671	$13.068385	to	$25.012326	$101,954,324	0.50%	to	2.75%	1.69%	to	1.90%	(15.76)%	to	(14.09)%
2021	4,671,910	$15.212317	to	$29.496576	$137,654,512	0.50%	to	2.80%	0.29%	to	1.36%	11.92%	to	14.27%
American Funds Insurance Series® Washington Mutual Investors FundSM
2025	14,212,154	$23.730665	to	$50.291231	$63,699,308	0.50%	to	2.75%	1.24%	to	1.35%	14.03%	to	16.32%
2024	15,955,009	$20.402047	to	$44.102679	$62,063,678	0.50%	to	2.75%	1.04%	to	1.76%	15.91%	to	18.26%
2023	18,411,467	$17.475030	to	$38.047871	$60,742,710	0.30%	to	2.75%	—%	to	1.89%	14.11%	to	16.62%
2022	22,135,108	$14.984343	to	$33.344068	$63,076,978	0.30%	to	2.75%	1.82%	to	3.03%	(10.94)%	to	(8.96)%
2021	23,639,630	$16.459154	to	$37.439332	$74,980,855	0.30%	to	2.75%	1.27%	to	1.47%	24.32%	to	27.13%
American Funds Insurance Series® The Bond Fund of America®
2025	4,559,234	$11.182218	to	$11.333215	$67,738,136	0.50%	to	2.75%	3.83%	to	4.24%	4.35%	to	6.45%
2024	5,031,328	$10.504881	to	$10.860666	$70,837,516	0.50%	to	2.75%	2.83%	to	4.11%	(1.59)%	to	0.47%
2023	5,457,124	$10.455425	to	$11.036012	$77,500,173	0.50%	to	2.75%	3.35%	to	3.43%	2.17%	to	4.20%
2022	5,889,548	$10.033899	to	$10.801651	$81,120,505	0.50%	to	2.75%	2.68%	to	2.88%	(14.95)%	to	(13.18)%
2021	6,924,935	$11.557708	to	$12.700929	$110,508,611	0.50%	to	2.75%	1.24%	to	1.35%	(3.01)%	to	(1.08)%
American Funds Insurance Series® Global Growth Fund
2025	809,041	$52.619567	to	$75.592842	$40,864,531	0.85%	to	2.75%	1.35%	to	1.40%	18.33%	to	20.60%
2024	937,538	$44.468575	to	$62.681837	$39,852,719	0.85%	to	2.75%	1.53%	to	1.56%	10.60%	to	12.72%
2023	1,073,703	$40.206836	to	$55.608219	$40,952,762	0.85%	to	2.75%	0.89%	to	0.91%	19.28%	to	21.57%
2022	1,171,057	$33.707996	to	$45.743201	$37,059,743	0.85%	to	2.75%	0.67%	to	0.68%	(26.78)%	to	(25.38)%
2021	1,283,186	$46.039222	to	$61.298850	$54,887,814	0.85%	to	2.75%	0.33%	to	0.34%	13.26%	to	15.44%
American Funds Insurance Series® Growth Fund
2025	6,056,371	$37.501784	to	$94.298690	$447,856,924	0.50%	to	2.80%	0.13%	to	0.15%	16.91%	to	19.33%
2024	6,990,897	$31.897833	to	$80.656820	$434,557,148	0.30%	to	2.80%	0.14%	to	0.34%	27.99%	to	30.90%
2023	8,227,561	$24.367619	to	$63.016490	$395,463,456	0.30%	to	2.80%	—%	to	0.36%	34.66%	to	37.72%
2022	9,434,438	$17.693114	to	$46.795835	$331,540,525	0.30%	to	2.80%	—%	to	0.26%	(31.88)%	to	(30.32)%
2021	10,450,338	$25.393402	to	$68.691717	$535,524,328	0.30%	to	2.80%	0.06%	to	0.21%	18.62%	to	21.32%
American Funds Insurance Series® Growth-Income Fund
2025	5,060,057	$27.487074	to	$59.335410	$282,937,907	0.50%	to	2.80%	0.71%	to	0.92%	14.81%	to	17.18%
2024	5,845,797	$23.456528	to	$51.682646	$281,283,439	0.50%	to	2.80%	0.86%	to	1.11%	20.80%	to	23.30%
2023	6,793,557	$19.023722	to	$42.784091	$267,538,157	0.50%	to	2.80%	1.16%	to	1.38%	22.66%	to	25.20%
2022	7,806,108	$15.194931	to	$34.880928	$247,310,410	0.50%	to	2.80%	0.62%	to	1.08%	(18.80)%	to	(17.12)%
2021	8,839,811	$18.334053	to	$42.957770	$341,233,570	0.50%	to	2.80%	0.93%	to	1.05%	20.67%	to	23.18%
American Funds Insurance Series® International Fund
2025	2,560,211	$14.747503	to	$23.331818	$52,385,957	0.30%	to	2.75%	—%	to	1.32%	23.33%	to	26.03%
2024	2,975,524	$11.529240	to	$18.918241	$48,492,053	0.50%	to	2.75%	0.96%	to	1.11%	0.36%	to	2.42%
2023	3,411,636	$11.402911	to	$18.850241	$54,943,529	0.30%	to	2.75%	—%	to	1.32%	12.70%	to	15.21%
2022	3,903,347	$9.897380	to	$16.725730	$54,718,681	0.30%	to	2.75%	—%	to	1.61%	(22.94)%	to	(21.26)%

2021	4,093,205	$12.569372	to	$21.704405	$74,327,571	0.30%	to	2.75%	1.21%	to	2.28%	(4.17)%	to	(2.01)%
American Funds Insurance Series® New World Fund®
2025	430,984	$18.204459	to	$28.287873	$17,531,335	0.50%	to	2.75%	0.92%	to	1.08%	24.82%	to	27.29%
2024	497,117	$14.515825	to	$22.663184	$16,063,843	0.30%	to	2.75%	—%	to	1.31%	3.67%	to	6.01%
2023	565,897	$13.692502	to	$21.861764	$17,520,154	0.30%	to	2.75%	1.01%	to	1.45%	12.85%	to	15.32%
2022	671,023	$11.873212	to	$19.372401	$17,973,411	0.30%	to	2.75%	—%	to	1.27%	(24.21)%	to	(22.49)%
2021	785,271	$15.317447	to	$25.561739	$26,797,548	0.30%	to	2.75%	0.25%	to	0.84%	2.08%	to	4.32%
American Funds Insurance Series® Global Small Capitalization Fund
2025	694,323	$33.037476	to	$48.188080	$20,700,615	0.85%	to	2.75%	0.34%	to	0.35%	11.53%	to	13.67%
2024	777,470	$14.306111	to	$29.622398	$20,585,090	0.30%	to	2.75%	0.87%	to	1.08%	(0.44)%	to	1.81%
2023	850,894	$14.051364	to	$29.754726	$22,466,130	0.30%	to	2.75%	0.01%	to	0.26%	13.02%	to	15.44%
2022	942,236	$12.172109	to	$26.326524	$21,886,676	0.30%	to	2.75%	—%	to	—%	(31.47)%	to	(29.90)%
2021	1,020,039	$17.363886	to	$38.415811	$34,312,643	0.30%	to	2.75%	—%	to	—%	3.84%	to	6.11%
Columbia Variable Portfolio - Small Company Growth fund
2025	517,012	$5.762157	to	$64.383185	$3,687,195	1.70%	to	2.75%	—%	to	—%	18.39%	to	19.64%
2024	581,953	$4.816411	to	$54.383908	$3,366,878	1.70%	to	2.75%	1.27%	to	2.28%	20.75%	to	22.02%
2023	653,270	$3.947160	to	$45.038743	$3,162,305	1.70%	to	2.75%	—%	to	—%	23.20%	to	24.50%
2022	703,094	$3.170440	to	$36.557453	$2,697,026	1.70%	to	2.75%	—%	to	—%	(37.51)%	to	(36.85)%
2021	784,490	$5.020557	to	$58.121560	$5,270,127	1.70%	to	2.80%	—%	to	—%	(5.58)%	to	(4.54)%
Allspring VT Discovery All Cap Growth Fund
2025	100,924	$56.373075	to	$69.817080	$425,098	1.25%	to	2.45%	—%	to	—%	12.73%	to	14.09%
2024	123,276	$50.005958	to	$61.192771	$525,224	1.25%	to	2.45%	—%	to	—%	18.37%	to	19.80%
2023	139,586	$42.246420	to	$51.081117	$519,571	1.25%	to	2.45%	—%	to	—%	30.27%	to	31.84%
2022	146,392	$32.430113	to	$38.744927	$418,835	1.25%	to	2.45%	—%	to	—%	(38.57)%	to	(37.83)%
2021	150,867	$52.793758	to	$62.319509	$691,080	1.25%	to	2.45%	—%	to	—%	12.48%	to	13.84%
Fidelity® VIP Growth Portfolio
2025	27,711	$67.532597	to	$95.464465	$1,898,854	1.25%	to	2.40%	0.04%	to	0.05%	11.89%	to	13.19%
2024	33,884	$59.664905	to	$85.317383	$2,050,174	1.25%	to	2.40%	—%	to	—%	26.99%	to	28.46%
2023	39,811	$46.446441	to	$67.183382	$1,867,689	1.25%	to	2.40%	—%	to	—%	32.67%	to	34.20%
2022	35,558	$34.609223	to	$50.639506	$1,258,060	1.25%	to	2.40%	0.35%	to	0.36%	(26.43)%	to	(25.58)%
2021	36,702	$46.506451	to	$68.835840	$1,785,604	1.25%	to	2.40%	—%	to	—%	19.99%	to	21.38%
Fidelity® VIP Contrafund® Portfolio
2025	216,624	$71.493226	to	$93.904023	$12,441,541	0.50%	to	2.70%	—%	to	—%	17.97%	to	20.59%
2024	251,392	$60.603394	to	$77.870191	$12,145,067	0.50%	to	2.70%	0.03%	to	0.03%	29.90%	to	32.78%
2023	298,901	$46.655260	to	$58.644399	$11,010,202	0.50%	to	2.70%	0.25%	to	0.26%	29.57%	to	32.45%
2022	343,935	$36.006592	to	$44.275660	$9,744,377	0.50%	to	2.70%	0.11%	to	0.26%	(28.45)%	to	(26.86)%
2021	379,320	$49.995060	to	$60.531420	$14,754,650	0.50%	to	2.75%	0.03%	to	0.03%	24.05%	to	26.87%
Fidelity® VIP Mid Cap Portfolio
2025	190,814	$46.001509	to	$55.849708	$6,720,155	0.50%	to	2.70%	0.25%	to	0.25%	8.52%	to	10.93%
2024	216,433	$42.390134	to	$50.345873	$6,952,096	0.50%	to	2.70%	0.24%	to	0.34%	14.05%	to	16.59%
2023	253,435	$37.166489	to	$43.181525	$7,085,800	0.50%	to	2.70%	0.38%	to	0.39%	11.74%	to	14.23%
2022	279,806	$33.260104	to	$37.802407	$6,987,747	0.50%	to	2.70%	0.27%	to	0.28%	(17.24)%	to	(15.39)%
2021	333,281	$40.186468	to	$44.679269	$9,892,609	0.50%	to	2.70%	0.32%	to	0.37%	21.97%	to	24.68%
Fidelity® VIP Value Strategies Portfolio
2025	26,555	$36.301845	to	$56.945880	$1,015,094	1.25%	to	2.70%	0.76%	to	0.82%	4.83%	to	6.36%
2024	30,205	$34.129859	to	$54.320634	$1,080,551	1.25%	to	2.70%	0.79%	to	0.80%	6.25%	to	7.81%
2023	32,056	$31.658856	to	$51.123814	$1,064,526	1.25%	to	2.70%	0.87%	to	0.93%	17.40%	to	19.11%

2022	33,961	$26.579679	to	$43.548437	$948,191	1.25%	to	2.70%	0.87%	to	0.89%	(9.82)%	to	(8.50)%
2021	23,401	$29.049057	to	$47.975077	$755,938	1.25%	to	2.75%	0.11%	to	1.27%	29.73%	to	31.69%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2025	4,093	$50.616211	to	$59.429521	$225,578	1.25%	to	2.15%	0.42%	to	0.42%	15.97%	to	17.02%
2024	4,541	$43.645917	to	$50.786811	$214,237	1.25%	to	2.15%	0.05%	to	0.06%	22.53%	to	23.64%
2023	7,600	$35.619960	to	$41.076569	$293,879	1.25%	to	2.15%	0.08%	to	0.12%	25.99%	to	27.13%
2022	5,981	$28.272503	to	$32.311745	$180,093	1.25%	to	2.15%	0.10%	to	0.11%	(22.73)%	to	(22.03)%
2021	6,149	$41.442478	to	$58.806754	$238,624	1.25%	to	2.40%	0.01%	to	0.12%	21.32%	to	22.73%
Fidelity® VIP Strategic Income Portfolio
2025	3,452	$19.872462	to	$20.370561	$69,605	0.50%	to	0.65%	3.62%	to	3.64%	7.88%	to	8.04%
2024	3,571	$18.421543	to	$18.854980	$66,694	0.50%	to	0.65%	3.56%	to	3.57%	5.09%	to	5.25%
2023	3,630	$17.528609	to	$17.914146	$64,451	0.50%	to	0.65%	4.30%	to	4.37%	8.47%	to	8.63%
2022	3,730	$16.159889	to	$16.490572	$60,980	0.50%	to	0.65%	3.38%	to	3.46%	(12.09)%	to	(11.96)%
2021	3,889	$18.382858	to	$18.730886	$72,242	0.50%	to	0.65%	2.39%	to	2.85%	2.86%	to	3.02%
Franklin Rising Dividends VIP Fund
2025	1,822,624	$46.193211	to	$65.244866	$101,829,653	0.50%	to	2.80%	0.77%	to	0.81%	8.72%	to	11.11%
2024	2,075,250	$42.488376	to	$58.723592	$105,424,910	0.50%	to	2.80%	0.95%	to	0.98%	7.73%	to	10.13%
2023	2,392,336	$39.440656	to	$53.321627	$111,582,311	0.50%	to	2.80%	0.87%	to	0.91%	8.98%	to	11.43%
2022	2,705,579	$36.190149	to	$47.853536	$114,537,836	0.50%	to	2.80%	0.91%	to	1.11%	(13.04)%	to	(11.12)%
2021	3,065,129	$41.618059	to	$53.843274	$147,449,237	0.50%	to	2.80%	0.84%	to	0.92%	23.29%	to	26.00%
Franklin Income VIP Fund
2025	4,943,490	$26.455365	to	$31.672750	$151,000,261	0.50%	to	2.75%	4.94%	to	5.10%	9.51%	to	11.87%
2024	5,711,324	$24.158961	to	$28.311760	$157,719,900	0.50%	to	2.75%	4.95%	to	5.24%	4.30%	to	6.54%
2023	6,530,828	$23.163836	to	$26.572957	$171,343,776	0.50%	to	2.75%	4.93%	to	5.14%	5.68%	to	8.01%
2022	7,409,908	$21.919574	to	$24.603335	$182,488,363	0.50%	to	2.75%	4.66%	to	4.95%	(8.04)%	to	(6.06)%
2021	8,513,607	$23.507682	to	$26.191692	$224,767,888	0.50%	to	2.75%	4.42%	to	4.55%	13.43%	to	16.01%
Franklin Large Cap Growth VIP Fund
2025	371,733	$52.258751	to	$58.640690	$17,568,348	0.95%	to	2.75%	—%	to	—%	4.31%	to	6.21%
2024	448,294	$50.098761	to	$55.214616	$20,171,397	0.95%	to	2.75%	—%	to	—%	22.87%	to	25.10%
2023	542,508	$40.773150	to	$44.135426	$19,694,539	0.95%	to	2.75%	—%	to	—%	36.64%	to	39.11%
2022	633,845	$29.840533	to	$31.725911	$16,636,307	0.95%	to	2.75%	—%	to	—%	(38.26)%	to	(37.14)%
2021	639,701	$48.018817	to	$50.468846	$26,960,299	0.95%	to	2.80%	—%	to	—%	12.09%	to	14.19%
Franklin Global Real Estate VIP Fund
2025	11,989	$22.676823	to	$27.439383	$313,815	1.40%	to	2.15%	1.40%	to	1.42%	5.63%	to	6.43%
2024	11,851	$21.467466	to	$25.782002	$292,185	1.40%	to	2.15%	1.86%	to	1.88%	(2.44)%	to	(1.70)%
2023	12,373	$22.003947	to	$26.228777	$311,984	1.40%	to	2.15%	2.80%	to	2.86%	9.06%	to	9.88%
2022	13,132	$20.175697	to	$23.869834	$302,608	1.40%	to	2.15%	2.38%	to	3.04%	(27.64)%	to	(27.09)%
2021	14,538	$27.881043	to	$32.738880	$456,929	1.40%	to	2.15%	0.90%	to	0.91%	24.10%	to	25.03%
Franklin Small-Mid Cap Growth VIP Fund
2025	898,711	$45.167204	to	$56.751416	$29,189,754	0.50%	to	2.75%	—%	to	—%	(0.26)%	to	1.89%
2024	985,865	$45.286924	to	$55.698754	$31,952,991	0.50%	to	2.75%	—%	to	—%	8.02%	to	10.33%
2023	1,135,737	$41.922852	to	$50.482275	$33,941,635	0.50%	to	2.75%	—%	to	—%	23.30%	to	26.07%
2022	1,271,827	$33.761207	to	$40.042792	$30,557,007	0.50%	to	2.80%	—%	to	—%	(35.53)%	to	(34.09)%
2021	1,351,845	$52.364348	to	$60.757449	$49,803,782	0.50%	to	2.80%	—%	to	—%	6.97%	to	9.31%
Franklin Small Cap Value VIP Fund
2025	257,590	$40.656133	to	$53.088955	$7,408,584	0.50%	to	2.75%	0.97%	to	1.07%	4.73%	to	6.95%
2024	299,074	$38.818311	to	$51.201200	$8,145,595	0.30%	to	2.75%	0.87%	to	0.93%	8.68%	to	11.27%

2023	341,514	$35.719406	to	$46.016037	$8,447,427	0.30%	to	2.75%	—%	to	0.23%	9.69%	to	12.34%
2022	375,441	$32.564932	to	$40.962778	$8,396,732	0.30%	to	2.75%	—%	to	1.00%	(12.51)%	to	(10.38)%
2021	407,004	$37.220000	to	$45.706594	$10,400,399	0.30%	to	2.75%	1.02%	to	1.23%	21.97%	to	24.80%
Franklin Strategic Income VIP Fund
2025	1,936,790	$15.192871	to	$17.807295	$40,342,846	0.50%	to	2.75%	4.35%	to	4.79%	4.51%	to	6.52%
2024	2,171,823	$14.537358	to	$16.717665	$42,910,520	0.50%	to	2.75%	4.28%	to	4.48%	1.49%	to	3.47%
2023	2,422,688	$14.323421	to	$16.157791	$46,952,729	0.50%	to	2.75%	4.34%	to	4.68%	5.43%	to	7.45%
2022	2,696,773	$13.585840	to	$15.037720	$49,222,738	0.50%	to	2.75%	3.89%	to	4.45%	(12.89)%	to	(11.29)%
2021	3,165,746	$15.595629	to	$16.951255	$65,430,846	0.50%	to	2.75%	3.19%	to	3.44%	(0.49)%	to	1.55%
Franklin Mutual Shares VIP Fund
2025	2,705,763	$27.438070	to	$37.005111	$88,295,162	0.50%	to	2.80%	1.90%	to	2.05%	8.44%	to	10.90%
2024	3,078,086	$25.302360	to	$33.369491	$91,734,660	0.50%	to	2.80%	1.83%	to	1.99%	8.20%	to	10.60%
2023	3,583,069	$23.384954	to	$31.057914	$97,451,558	0.30%	to	2.80%	—%	to	1.89%	10.33%	to	12.97%
2022	4,099,644	$21.195092	to	$27.491722	$99,844,705	0.30%	to	2.80%	—%	to	1.23%	(9.99)%	to	(7.75)%
2021	4,718,874	$23.547457	to	$29.800088	$126,121,776	0.30%	to	2.80%	1.21%	to	2.88%	15.88%	to	18.71%
Templeton Developing Markets VIP Fund
2025	307,789	$25.797025	to	$49.357886	$10,041,684	0.85%	to	2.75%	0.75%	to	0.75%	42.67%	to	45.40%
2024	356,119	$18.081258	to	$33.945242	$7,942,232	0.85%	to	2.75%	4.09%	to	4.19%	5.05%	to	7.07%
2023	414,638	$17.211738	to	$31.704742	$8,721,418	0.85%	to	2.75%	2.28%	to	2.31%	9.71%	to	11.82%
2022	412,048	$15.687780	to	$28.353824	$8,046,016	0.85%	to	2.75%	2.70%	to	2.92%	(23.83)%	to	(22.37)%
2021	472,661	$20.595662	to	$36.522127	$11,812,092	0.85%	to	2.75%	1.03%	to	1.08%	(8.07)%	to	(6.31)%
Templeton Foreign VIP Fund
2025	1,769,629	$18.800471	to	$24.035916	$32,434,729	0.30%	to	2.75%	2.18%	to	2.35%	25.69%	to	28.59%
2024	2,087,832	$14.957539	to	$18.121466	$30,019,950	0.50%	to	2.75%	2.24%	to	2.25%	(3.68)%	to	(1.58)%
2023	2,331,704	$15.529576	to	$18.953515	$34,412,608	0.30%	to	2.75%	—%	to	3.34%	17.48%	to	20.33%
2022	2,906,053	$13.218627	to	$15.331929	$36,127,659	0.50%	to	2.75%	2.61%	to	3.04%	(10.12)%	to	(8.21)%
2021	3,166,504	$14.706199	to	$17.126068	$43,497,988	0.30%	to	2.75%	—%	to	1.76%	1.33%	to	3.79%
Templeton Growth VIP Fund
2025	1,863,517	$24.570951	to	$31.973669	$45,028,455	0.50%	to	2.80%	0.74%	to	0.86%	20.41%	to	23.09%
2024	2,206,634	$20.406005	to	$25.975803	$43,909,944	0.50%	to	2.80%	0.81%	to	0.93%	2.49%	to	4.82%
2023	2,550,249	$19.909685	to	$24.781247	$48,918,053	0.50%	to	2.80%	3.18%	to	3.26%	17.67%	to	20.19%
2022	2,957,188	$16.919938	to	$20.618744	$47,578,725	0.50%	to	2.80%	0.10%	to	0.15%	(13.95)%	to	(12.06)%
2021	3,320,200	$19.662894	to	$24.039915	$61,477,044	0.30%	to	2.80%	—%	to	1.09%	1.98%	to	4.53%
Franklin Mutual Global Discovery VIP Fund
2025	691,573	$28.177515	to	$30.322355	$31,027,895	0.65%	to	2.80%	1.73%	to	1.92%	19.94%	to	22.46%
2024	769,039	$23.493966	to	$30.438337	$28,465,636	0.50%	to	2.80%	1.53%	to	1.75%	1.77%	to	4.06%
2023	873,810	$23.086033	to	$29.249752	$31,518,878	0.50%	to	2.80%	2.25%	to	2.50%	16.99%	to	19.53%
2022	985,414	$19.733351	to	$25.139786	$29,998,638	0.30%	to	2.80%	—%	to	1.19%	(7.38)%	to	(5.14)%
2021	1,117,521	$21.306071	to	$26.501293	$36,339,425	0.30%	to	2.80%	—%	to	2.67%	15.84%	to	18.62%
Franklin DynaTech VIP Fund
2025	217,837	$57.429561	to	$76.499288	$11,307,982	0.50%	to	2.75%	—%	to	—%	14.93%	to	17.31%
2024	258,456	$49.968465	to	$65.209098	$11,535,665	0.50%	to	2.75%	—%	to	—%	26.91%	to	29.65%
2023	300,126	$39.373498	to	$50.297994	$10,459,421	0.50%	to	2.75%	—%	to	—%	39.88%	to	43.30%
2022	306,304	$28.148505	to	$35.100169	$7,558,894	0.50%	to	2.75%	—%	to	—%	(41.59)%	to	(40.50)%
2021	337,428	$47.876154	to	$58.993072	$14,062,409	0.50%	to	2.80%	—%	to	—%	12.94%	to	15.51%
Templeton Global Bond VIP Fund
2025	417,227	$9.997998	to	$12.738495	$4,723,730	0.50%	to	2.70%	—%	to	—%	12.49%	to	14.99%

2024	472,991	$8.888231	to	$11.078193	$4,699,483	0.50%	to	2.70%	—%	to	—%	(13.79)%	to	(11.87)%
2023	486,375	$10.309450	to	$12.569760	$5,540,335	0.50%	to	2.70%	—%	to	—%	0.08%	to	2.31%
2022	544,751	$10.301294	to	$12.286417	$6,116,897	0.50%	to	2.70%	—%	to	—%	(7.66)%	to	(5.60)%
2021	634,441	$11.155316	to	$13.015257	$7,638,740	0.50%	to	2.70%	—%	to	—%	(7.54)%	to	(5.48)%
Hartford Balanced HLS Fund
2025	1,399,748	$30.627759	to	$32.605293	$8,030,621	1.25%	to	2.75%	1.45%	to	1.88%	8.82%	to	10.74%
2024	1,624,267	$27.656578	to	$29.961714	$8,936,053	1.25%	to	2.75%	1.64%	to	1.85%	7.93%	to	9.83%
2023	1,896,333	$25.180671	to	$27.759714	$9,232,472	1.25%	to	2.75%	1.56%	to	1.90%	11.39%	to	13.35%
2022	2,237,953	$22.214469	to	$24.920140	$9,106,756	1.25%	to	2.75%	1.47%	to	1.58%	(16.00)%	to	(14.50)%
2021	2,471,841	$25.982300	to	$29.667261	$11,845,399	1.25%	to	2.75%	0.73%	to	0.98%	16.13%	to	18.16%
Hartford Total Return Bond HLS Fund
2025	7,614,881	$11.931414	to	$14.384989	$52,637,731	0.30%	to	2.75%	5.00%	to	6.79%	4.13%	to	6.72%
2024	8,901,145	$11.457881	to	$13.479752	$56,810,332	0.30%	to	2.75%	2.80%	to	3.34%	(0.70)%	to	1.76%
2023	9,822,373	$11.538563	to	$13.246062	$60,961,273	0.30%	to	2.75%	—%	to	3.16%	3.79%	to	6.37%
2022	10,541,440	$11.039039	to	$14.414127	$61,919,381	0.50%	to	2.80%	—%	to	2.99%	(16.78)%	to	(14.64)%
2021	11,754,483	$13.264494	to	$14.593967	$81,461,412	0.30%	to	2.80%	—%	to	2.20%	(3.91)%	to	(1.48)%
Hartford Capital Appreciation HLS Fund
2025	3,194,940	$51.854449	to	$65.985750	$63,900,981	0.50%	to	2.75%	0.41%	to	0.67%	10.34%	to	13.16%
2024	3,848,245	$46.994236	to	$58.313953	$67,286,950	0.50%	to	2.75%	0.53%	to	0.77%	17.62%	to	20.59%
2023	4,440,379	$39.955011	to	$48.358397	$67,040,743	0.50%	to	2.75%	0.62%	to	0.79%	16.45%	to	19.40%
2022	5,100,037	$34.068451	to	$40.500676	$67,327,173	0.50%	to	2.80%	—%	to	0.91%	(17.84)%	to	(15.72)%
2021	5,616,390	$41.464571	to	$48.055646	$88,697,814	0.50%	to	2.80%	0.19%	to	0.48%	11.29%	to	14.19%
Hartford Dividend and Growth HLS Fund
2025	2,323,708	$48.153982	to	$69.540052	$45,994,445	0.50%	to	2.75%	1.33%	to	1.64%	14.02%	to	16.90%
2024	2,749,413	$42.234216	to	$59.486303	$46,921,838	0.50%	to	2.75%	1.65%	to	1.92%	9.37%	to	12.11%
2023	3,107,398	$38.615142	to	$53.062430	$49,049,188	0.50%	to	2.75%	1.31%	to	1.37%	10.80%	to	13.61%
2022	3,548,548	$34.604910	to	$46.707182	$51,823,464	0.50%	to	2.80%	—%	to	1.72%	(11.66)%	to	(9.39)%
2021	4,043,052	$39.172812	to	$51.546759	$66,983,656	0.50%	to	2.80%	0.96%	to	1.29%	28.04%	to	31.34%
Hartford Healthcare HLS Fund
2025	6,415	$9.735650	to	$9.735650	$62,450	1.40%	to	1.40%	0.54%	to	0.54%	14.18%	to	14.18%
2024	6,378	$8.526432	to	$8.526432	$54,384	1.40%	to	1.40%	—%	to	—%	(1.20)%	to	(1.20)%
2023	6,344	$8.629903	to	$8.629903	$54,751	1.40%	to	1.40%	0.28%	to	0.28%	2.36%	to	2.36%
2022	6,307	$8.430612	to	$8.430612	$53,173	1.40%	to	1.40%	—%	to	—%	(12.70)%	to	(12.70)%
2021	6,715	$9.657410	to	$9.657410	$64,855	1.40%	to	1.40%	—%	to	—%	8.23%	to	8.23%

Hartford Disciplined Equity HLS Fund
2025	591,091	$16.951863	to	$89.293791	$21,871,946	0.50%	to	2.75%	0.06%	to	0.43%	10.92%	to	13.75%
2024	689,810	$15.282937	to	$78.498827	$22,808,637	0.50%	to	2.75%	0.48%	to	0.53%	21.71%	to	24.74%
2023	823,485	$12.556969	to	$62.927915	$22,855,783	0.50%	to	2.75%	0.58%	to	0.84%	17.67%	to	20.64%
2022	929,748	$10.671425	to	$52.161494	$22,500,453	0.50%	to	2.75%	0.78%	to	1.01%	(21.39)%	to	(19.36)%
2021	1,047,162	$52.609743	to	$64.686424	$32,403,100	0.50%	to	2.75%	—%	to	0.57%	22.11%	to	24.89%
Hartford International Opportunities HLS Fund
2025	502,026	$26.397233	to	$35.105805	$4,456,433	0.50%	to	2.75%	0.96%	to	1.69%	26.53%	to	29.76%
2024	576,457	$20.861962	to	$27.054713	$4,074,905	0.50%	to	2.75%	1.23%	to	1.53%	5.15%	to	7.86%
2023	644,682	$19.839883	to	$25.083917	$4,309,166	0.50%	to	2.75%	0.70%	to	1.19%	8.42%	to	11.16%
2022	704,654	$18.298440	to	$22.565920	$4,528,750	0.50%	to	2.75%	1.30%	to	1.66%	(20.54)%	to	(18.55)%
2021	722,378	$23.028790	to	$27.706532	$5,854,587	0.50%	to	2.75%	0.73%	to	1.02%	4.66%	to	7.28%
Hartford MidCap HLS Fund
2025	120,805	$10.371850	to	$11.646893	$1,335,916	0.85%	to	2.75%	—%	to	—%	(3.35)%	to	(1.22)%
2024	131,963	$10.730983	to	$11.790950	$1,507,715	0.85%	to	2.75%	—%	to	—%	3.15%	to	5.38%
2023	184,315	$10.402880	to	$11.189385	$2,099,961	0.85%	to	2.75%	—%	to	0.04%	11.43%	to	13.90%
2022	180,681	$9.335546	to	$9.823685	$1,805,330	0.85%	to	2.75%	0.61%	to	0.83%	(26.52)%	to	(24.94)%
2021	188,544	$12.704329	to	$13.088427	$2,546,101	0.85%	to	2.75%	—%	to	—%	6.65%	to	8.98%
Hartford Ultrashort Bond HLS Fund
2025	18,254,069	$7.805758	to	$11.235349	$23,121,876	0.50%	to	2.75%	4.81%	to	5.10%	1.67%	to	3.80%
2024	20,428,716	$7.677470	to	$10.824529	$25,486,977	0.50%	to	2.75%	4.07%	to	4.28%	2.35%	to	4.39%
2023	22,693,086	$7.501213	to	$10.640989	$27,319,198	0.30%	to	2.75%	1.21%	to	1.90%	2.33%	to	4.67%
2022	26,619,665	$7.330352	to	$10.088922	$31,044,441	0.50%	to	2.75%	0.23%	to	0.27%	(2.88)%	to	(0.67)%
2021	31,690,959	$7.343949	to	$10.247895	$37,850,596	0.30%	to	2.80%	—%	to	0.72%	(3.21)%	to	(0.76)%
Hartford Small Company HLS Fund
2025	241,299	$37.375397	to	$43.515359	$2,189,384	1.25%	to	2.75%	0.26%	to	0.45%	9.63%	to	11.56%
2024	284,074	$33.502912	to	$39.694281	$2,333,652	1.25%	to	2.75%	—%	to	—%	8.59%	to	10.61%
2023	358,269	$30.288760	to	$36.555848	$2,472,160	1.25%	to	2.75%	—%	to	—%	13.30%	to	15.29%
2022	357,348	$32.037566	to	$41.715769	$2,246,248	0.50%	to	2.80%	—%	to	—%	(32.98)%	to	(31.28)%
2021	378,114	$47.804058	to	$60.705049	$3,445,739	0.50%	to	2.80%	—%	to	—%	(1.50)%	to	1.05%
Hartford SmallCap Growth HLS Fund
2025	35,270	$43.087024	to	$51.822320	$1,091,959	1.25%	to	2.70%	2.92%	to	3.02%	3.99%	to	5.51%
2024	36,006	$40.837810	to	$49.834337	$1,079,962	1.25%	to	2.70%	0.30%	to	0.30%	10.11%	to	11.72%
2023	38,606	$36.554341	to	$45.258547	$1,063,664	1.25%	to	2.70%	—%	to	—%	15.27%	to	16.95%
2022	54,474	$31.255189	to	$39.262490	$1,049,317	1.25%	to	2.70%	—%	to	—%	(30.37)%	to	(29.35)%
2021	55,509	$44.238413	to	$56.385620	$1,548,670	1.25%	to	2.70%	—%	to	—%	1.25%	to	2.73%
Hartford Stock HLS Fund
2025	1,293,207	$42.862825	to	$48.865188	$5,485,215	0.85%	to	2.75%	0.90%	to	1.23%	4.77%	to	7.05%
2024	1,455,350	$40.039026	to	$46.639076	$5,780,341	0.85%	to	2.75%	1.32%	to	1.62%	5.53%	to	7.82%
2023	1,610,808	$37.133702	to	$44.194569	$6,036,965	0.85%	to	2.75%	1.02%	to	1.36%	4.54%	to	6.81%
2022	1,769,300	$34.767592	to	$42.276578	$6,454,619	0.85%	to	2.75%	1.45%	to	1.64%	(7.94)%	to	(5.94)%
2021	1,879,789	$36.963454	to	$45.922121	$7,330,361	0.85%	to	2.75%	0.92%	to	1.39%	21.29%	to	23.92%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2025	9,351	$34.143141	to	$44.926537	$404,860	0.50%	to	1.45%	0.42%	to	0.43%	12.65%	to	13.72%
2024	10,409	$30.310099	to	$39.505878	$396,940	0.50%	to	1.45%	0.71%	to	0.72%	14.97%	to	16.07%
2023	12,168	$26.363255	to	$34.036952	$400,519	0.50%	to	1.45%	0.58%	to	0.60%	12.99%	to	14.06%
2022	15,761	$23.333359	to	$29.840551	$456,412	0.50%	to	1.45%	1.04%	to	1.05%	(13.25)%	to	(12.42)%

2021	17,044	$26.897366	to	$34.073020	$564,225	0.50%	to	1.45%	0.80%	to	0.82%	25.48%	to	26.68%
Lord Abbett Series Fund - Dividend Growth Portfolio
2025	35,702	$48.475093	to	$52.686577	$1,649,471	1.25%	to	2.40%	—%	to	0.60%	13.23%	to	14.54%
2024	43,779	$42.321600	to	$46.530432	$1,774,009	1.25%	to	2.40%	0.40%	to	0.62%	19.25%	to	20.62%
2023	63,251	$35.085622	to	$39.020626	$2,142,510	1.25%	to	2.40%	0.82%	to	0.87%	13.57%	to	14.88%
2022	68,340	$30.540252	to	$34.358028	$2,020,036	1.25%	to	2.40%	0.84%	to	0.86%	(15.60)%	to	(14.62)%
2021	76,319	$35.771743	to	$40.709420	$2,644,629	1.25%	to	2.40%	0.69%	to	0.73%	22.64%	to	24.06%
Lord Abbett Series Fund - Bond Debenture Portfolio
2025	232,365	$20.729254	to	$23.342237	$4,706,342	0.50%	to	2.70%	5.79%	to	6.06%	5.44%	to	7.79%
2024	259,193	$19.659478	to	$21.656001	$4,925,084	0.50%	to	2.70%	5.59%	to	8.82%	3.88%	to	6.19%
2023	281,695	$18.925757	to	$20.394263	$5,074,717	0.50%	to	2.70%	4.96%	to	5.13%	3.71%	to	6.02%
2022	308,944	$18.247934	to	$19.236066	$5,294,545	0.50%	to	2.70%	4.22%	to	4.31%	(15.13)%	to	(13.24)%
2021	372,159	$21.499943	to	$22.170753	$7,445,354	0.50%	to	2.70%	2.99%	to	3.04%	0.53%	to	2.76%
Lord Abbett Series Fund - Growth and Income Portfolio
2025	39,805	$33.527020	to	$41.231153	$1,280,309	1.25%	to	2.40%	0.52%	to	0.58%	14.51%	to	15.83%
2024	49,143	$28.945011	to	$36.007863	$1,365,964	1.25%	to	2.40%	0.91%	to	0.93%	17.75%	to	19.11%
2023	53,051	$24.301689	to	$30.580873	$1,239,558	1.25%	to	2.40%	0.96%	to	0.97%	10.50%	to	11.78%
2022	56,601	$21.740278	to	$27.673830	$1,187,003	1.25%	to	2.40%	1.26%	to	1.32%	(11.59)%	to	(10.56)%
2021	60,643	$24.308435	to	$31.301026	$1,429,402	1.25%	to	2.40%	1.04%	to	1.07%	25.96%	to	27.42%
MFS® Growth Series
2025	436,779	$79.631141	to	$98.400710	$21,500,093	0.65%	to	2.80%	—%	to	—%	9.10%	to	11.18%
2024	510,460	$72.989715	to	$88.505773	$22,799,128	0.65%	to	2.80%	—%	to	—%	27.84%	to	30.30%
2023	589,512	$57.095620	to	$71.459513	$20,568,603	0.30%	to	2.80%	—%	to	—%	32.12%	to	35.10%
2022	668,422	$43.216206	to	$52.892757	$17,570,098	0.30%	to	2.80%	—%	to	—%	(33.53)%	to	(32.01)%
2021	716,627	$65.012733	to	$75.873965	$27,821,741	0.50%	to	2.80%	—%	to	—%	20.12%	to	22.62%
MFS® Global Equity Series
2025	76,043	$35.972617	to	$54.839663	$3,044,296	0.85%	to	2.70%	0.92%	to	0.96%	10.56%	to	12.63%
2024	84,001	$32.535436	to	$48.690840	$3,030,584	0.85%	to	2.70%	0.92%	to	0.94%	2.77%	to	4.69%
2023	94,078	$31.659194	to	$46.510898	$3,263,487	0.85%	to	2.70%	0.76%	to	0.77%	11.14%	to	13.22%
2022	105,703	$28.485326	to	$41.081238	$3,255,117	0.85%	to	2.70%	0.51%	to	0.51%	(19.92)%	to	(18.43)%
2021	113,870	$35.572977	to	$50.361007	$4,335,562	0.85%	to	2.70%	0.62%	to	0.64%	14.09%	to	16.22%
MFS® Investors Trust Series
2025	714,375	$50.148670	to	$55.042776	$28,925,374	0.95%	to	2.75%	1.61%	to	1.63%	10.49%	to	12.50%
2024	832,462	$45.387108	to	$48.928421	$30,145,322	0.95%	to	2.75%	0.67%	to	0.67%	16.28%	to	18.39%
2023	997,215	$39.031840	to	$41.326895	$30,709,531	0.95%	to	2.75%	0.72%	to	0.77%	15.75%	to	17.85%
2022	1,117,694	$33.483041	to	$35.066005	$29,475,853	0.95%	to	2.80%	—%	to	0.68%	(18.80)%	to	(17.28)%
2021	1,320,430	$41.234188	to	$42.390914	$42,524,345	0.95%	to	2.80%	0.60%	to	0.61%	23.31%	to	25.61%
MFS® Mid Cap Growth Series
2025	524,496	$26.477444	to	$59.904465	$11,362,907	0.85%	to	2.80%	—%	to	—%	0.80%	to	2.79%
2024	603,102	$25.759576	to	$59.427542	$12,783,475	0.85%	to	2.80%	—%	to	—%	11.55%	to	13.75%
2023	692,905	$22.645547	to	$53.272160	$13,066,049	0.85%	to	2.80%	—%	to	—%	17.97%	to	20.30%
2022	793,328	$18.824932	to	$45.155742	$12,544,097	0.85%	to	2.80%	—%	to	—%	(30.67)%	to	(29.30)%
2021	889,798	$26.627414	to	$65.132381	$20,052,760	0.85%	to	2.80%	—%	to	—%	10.96%	to	13.15%
MFS® New Discovery Series
2025	410,450	$33.496659	to	$59.104877	$18,410,462	0.65%	to	2.80%	—%	to	—%	9.84%	to	11.83%
2024	466,514	$29.953364	to	$53.807841	$18,781,758	0.65%	to	2.80%	—%	to	—%	3.78%	to	5.75%
2023	536,720	$28.325754	to	$51.849826	$20,565,711	0.65%	to	2.80%	—%	to	—%	11.25%	to	13.51%

2022	583,160	$24.953641	to	$46.604879	$19,903,876	0.65%	to	2.80%	—%	to	—%	(31.70)%	to	(30.45)%
2021	591,091	$35.878355	to	$68.237219	$29,176,417	0.65%	to	2.80%	—%	to	—%	(1.01)%	to	0.91%
MFS® Total Return Series
2025	2,393,638	$25.444900	to	$33.454189	$75,507,302	0.50%	to	2.75%	2.58%	to	2.83%	8.15%	to	10.36%
2024	2,704,772	$23.527541	to	$30.313128	$78,075,581	0.50%	to	2.75%	2.31%	to	2.52%	4.83%	to	6.92%
2023	3,134,786	$22.443695	to	$28.350001	$85,574,573	0.50%	to	2.75%	1.84%	to	1.96%	7.45%	to	9.67%
2022	3,560,123	$20.888021	to	$25.850873	$89,532,611	0.50%	to	2.75%	1.49%	to	1.66%	(12.04)%	to	(10.29)%
2021	4,046,288	$23.746451	to	$28.815788	$114,428,201	0.50%	to	2.75%	1.62%	to	1.64%	11.02%	to	13.27%
MFS® Value Series
2025	683,421	$39.715890	to	$52.401359	$32,190,217	0.50%	to	2.80%	1.39%	to	1.62%	9.89%	to	12.20%
2024	790,225	$36.140155	to	$48.172514	$33,508,927	0.30%	to	2.80%	1.63%	to	1.65%	8.53%	to	11.02%
2023	941,226	$33.299452	to	$43.390548	$36,451,770	0.30%	to	2.80%	—%	to	1.64%	4.95%	to	7.31%
2022	1,050,825	$31.728135	to	$40.434463	$38,421,954	0.30%	to	2.80%	—%	to	0.31%	(8.51)%	to	(6.42)%
2021	1,214,070	$34.678532	to	$43.210412	$47,669,731	0.30%	to	2.80%	0.62%	to	1.32%	21.99%	to	24.78%
MFS® Total Return Bond Series
2025	2,434,803	$12.375986	to	$16.480193	$35,502,239	0.30%	to	2.80%	—%	to	4.43%	4.21%	to	6.62%
2024	2,711,954	$11.875750	to	$15.456612	$37,559,621	0.30%	to	2.80%	4.25%	to	4.31%	(0.28)%	to	2.03%
2023	2,984,339	$11.909546	to	$15.149736	$40,917,011	0.30%	to	2.80%	—%	to	3.18%	4.41%	to	6.81%
2022	3,133,495	$11.406068	to	$13.806066	$40,885,667	0.50%	to	2.80%	0.63%	to	2.22%	(16.31)%	to	(14.61)%
2021	3,631,325	$13.629638	to	$16.168630	$55,971,383	0.50%	to	2.80%	2.55%	to	2.73%	(3.55)%	to	(1.56)%
MFS® Research Series
2025	57,460	$56.606263	to	$62.968358	$2,974,054	0.85%	to	2.70%	0.96%	to	0.97%	9.85%	to	11.90%
2024	72,253	$51.532305	to	$56.274042	$3,362,290	0.85%	to	2.70%	0.60%	to	0.60%	15.71%	to	17.87%
2023	88,810	$44.537053	to	$47.743911	$3,525,627	0.85%	to	2.70%	0.48%	to	0.51%	19.16%	to	21.38%
2022	97,266	$37.375938	to	$39.333271	$3,216,545	0.85%	to	2.70%	0.47%	to	0.49%	(19.42)%	to	(17.91)%
2021	107,986	$46.080579	to	$47.916199	$4,385,940	0.85%	to	2.75%	0.54%	to	0.55%	21.42%	to	23.75%
MFS® High Yield Portfolio
2025	873,575	$12.593921	to	$16.073414	$12,497,800	0.85%	to	2.80%	6.73%	to	6.75%	5.65%	to	7.73%
2024	1,002,423	$11.920842	to	$14.920650	$13,421,029	0.85%	to	2.80%	6.19%	to	6.76%	3.97%	to	6.02%
2023	1,203,423	$11.465291	to	$14.073414	$15,349,991	0.85%	to	2.80%	5.77%	to	5.80%	9.31%	to	11.46%
2022	1,369,936	$10.489210	to	$12.626768	$15,799,839	0.85%	to	2.80%	5.53%	to	5.58%	(12.99)%	to	(11.27)%
2021	1,593,745	$12.054708	to	$14.230920	$20,862,935	0.85%	to	2.80%	4.94%	to	4.96%	0.63%	to	2.61%
BlackRock Managed Volatility V.I. Fund
2025	1,044,261	$12.233382	to	$13.392223	$13,540,613	0.30%	to	1.45%	1.50%	to	1.67%	4.20%	to	5.41%
2024	1,199,963	$11.699747	to	$12.705155	$14,813,638	0.30%	to	1.50%	—%	to	0.01%	10.08%	to	11.41%
2023	1,407,231	$10.628048	to	$11.403745	$15,652,105	0.30%	to	1.50%	7.04%	to	8.28%	1.35%	to	2.57%
2022	1,536,520	$10.486566	to	$11.117692	$16,733,886	0.30%	to	1.50%	—%	to	—%	4.34%	to	5.60%
2021	2,048,138	$10.050212	to	$10.528032	$21,208,967	0.30%	to	1.50%	0.68%	to	0.68%	(0.97)%	to	0.23%
BlackRock Global Allocation V.I. Fund
2025	1,990	$22.277049	to	$22.823047	$44,526	0.50%	to	0.75%	3.82%	to	4.31%	18.62%	to	18.91%
2024	2,541	$18.780501	to	$19.192804	$47,884	0.50%	to	0.75%	1.49%	to	1.49%	8.11%	to	8.38%
2023	2,593	$17.371178	to	$17.708217	$45,143	0.50%	to	0.75%	2.58%	to	2.59%	11.65%	to	11.93%
2022	2,975	$15.558670	to	$15.820947	$46,336	0.50%	to	0.75%	—%	to	—%	(16.70)%	to	(16.49)%
2021	2,980	$18.678271	to	$18.945652	$55,659	0.50%	to	0.75%	0.83%	to	0.83%	5.62%	to	5.88%
BlackRock S&P 500 Index V.I. Fund
2025	85,533	$24.677491	to	$27.014915	$2,236,861	0.30%	to	1.45%	0.87%	to	0.90%	15.73%	to	17.07%

2024	99,006	$21.323498	to	$23.076549	$2,222,070	0.30%	to	1.45%	0.88%	to	1.01%	22.73%	to	24.15%
2023	135,596	$17.374391	to	$18.587901	$2,459,399	0.30%	to	1.45%	1.08%	to	1.12%	24.09%	to	25.52%
2022	201,472	$14.001486	to	$14.808296	$2,923,358	0.30%	to	1.45%	1.26%	to	1.28%	(19.60)%	to	(18.67)%
2021	193,071	$17.414069	to	$18.206649	$3,458,804	0.30%	to	1.45%	1.02%	to	1.02%	26.39%	to	27.85%
BlackRock Large Cap Focus Growth V.I. Fund
2025	4,778	$64.438212	to	$64.438212	$307,860	2.00%	to	2.00%	—%	to	—%	9.59%	to	9.59%
2024	4,778	$58.800033	to	$58.800033	$280,923	2.00%	to	2.00%	—%	to	—%	29.10%	to	29.10%
2023	4,778	$38.978276	to	$44.105411	$217,597	1.75%	to	2.15%	—%	to	—%	49.61%	to	50.21%
2022	11,110	$25.949460	to	$29.480287	$330,496	1.75%	to	2.15%	—%	to	—%	(39.43)%	to	(39.18)%
2021	11,110	$42.668311	to	$48.668843	$545,196	1.75%	to	2.15%	—%	to	—%	15.58%	to	16.04%
BlackRock Equity Dividend V.I. Fund
2025	8,971	$35.612726	to	$41.033219	$356,396	0.50%	to	1.45%	1.99%	to	2.00%	19.57%	to	20.71%
2024	11,228	$29.783029	to	$33.991997	$370,703	0.50%	to	1.45%	2.29%	to	2.30%	8.13%	to	9.16%
2023	12,799	$27.544645	to	$31.140063	$388,316	0.50%	to	1.45%	1.73%	to	1.83%	10.38%	to	11.43%
2022	15,107	$24.954491	to	$27.945176	$413,044	0.50%	to	1.45%	1.40%	to	1.44%	(5.49)%	to	(4.58)%
2021	17,230	$26.402973	to	$29.287454	$494,923	0.50%	to	1.45%	1.28%	to	1.28%	18.57%	to	19.70%
Morgan Stanley VIF Growth Portfolio
2025	2,762	$55.597306	to	$66.237570	$158,259	1.35%	to	2.75%	—%	to	—%	31.71%	to	33.57%
2024	3,624	$42.210861	to	$49.590813	$158,540	1.35%	to	2.75%	—%	to	—%	42.24%	to	44.24%
2023	3,900	$29.675762	to	$34.380217	$119,643	1.35%	to	2.75%	—%	to	—%	44.30%	to	46.33%
2022	5,770	$20.565658	to	$23.495032	$123,935	1.35%	to	2.75%	—%	to	—%	(61.25)%	to	(60.70)%
2021	5,546	$53.071400	to	$59.783461	$305,096	1.35%	to	2.75%	—%	to	—%	(2.86)%	to	(1.49)%
Morgan Stanley VIF Discovery Portfolio
2025	19,726	$52.140350	to	$66.691631	$923,064	0.85%	to	2.70%	0.38%	to	0.39%	9.44%	to	11.49%
2024	28,476	$46.768214	to	$60.936549	$1,198,586	0.85%	to	2.70%	—%	to	—%	37.96%	to	40.53%
2023	35,996	$33.279693	to	$44.170105	$1,085,931	0.85%	to	2.70%	—%	to	—%	40.29%	to	42.91%
2022	35,061	$23.287231	to	$31.484208	$747,941	0.85%	to	2.70%	—%	to	—%	(63.96)%	to	(63.28)%
2021	27,563	$63.422663	to	$87.357673	$1,608,993	0.85%	to	2.70%	—%	to	—%	(13.56)%	to	(11.95)%
Invesco V.I. American Value Fund
2025	864,444	$18.342911	to	$45.515684	$17,220,781	0.85%	to	2.80%	0.21%	to	0.47%	17.66%	to	19.73%
2024	934,517	$15.589597	to	$38.013819	$15,677,668	0.85%	to	2.80%	0.78%	to	1.02%	26.81%	to	29.00%
2023	1,114,218	$12.293203	to	$29.468836	$14,582,287	0.85%	to	2.80%	0.37%	to	0.65%	12.41%	to	14.32%
2022	1,266,374	$10.936014	to	$25.778561	$14,669,876	0.85%	to	2.80%	0.45%	to	0.76%	(5.30)%	to	(3.69)%
2021	1,261,784	$11.548300	to	$26.765010	$15,354,594	0.85%	to	2.80%	0.23%	to	0.43%	15.48%	to	26.55%
BlackRock Capital Appreciation V.I. Fund
2025	3,933	$52.786491	to	$60.820880	$230,562	0.50%	to	1.45%	—%	to	—%	10.17%	to	11.22%
2024	4,318	$47.915399	to	$54.686720	$228,424	0.50%	to	1.45%	—%	to	—%	30.04%	to	31.28%
2023	6,302	$36.847517	to	$41.657394	$255,069	0.50%	to	1.45%	—%	to	—%	46.46%	to	47.85%
2022	10,550	$25.159611	to	$28.175317	$290,411	0.50%	to	1.45%	—%	to	—%	(38.71)%	to	(38.12)%
2021	7,826	$41.049079	to	$45.533466	$349,141	0.50%	to	1.45%	—%	to	—%	19.15%	to	20.29%
Columbia Variable Portfolio - Dividend Opportunity Fund
2025	213,019	$24.358017	to	$28.412592	$5,683,415	1.70%	to	2.75%	—%	to	—%	12.69%	to	13.88%
2024	246,112	$21.614844	to	$24.949585	$5,807,693	1.70%	to	2.75%	—%	to	—%	12.29%	to	13.47%
2023	275,065	$19.249133	to	$21.987012	$5,742,822	1.70%	to	2.75%	—%	to	—%	2.24%	to	3.32%
2022	303,025	$18.827467	to	$21.280885	$6,132,673	1.70%	to	2.75%	—%	to	—%	(3.79)%	to	(2.78)%
2021	318,429	$19.465983	to	$21.889222	$6,667,416	1.70%	to	2.80%	—%	to	—%	22.68%	to	24.04%
Columbia Variable Portfolio - Income Opportunities Fund

2025	236,075	$12.673574	to	$14.493681	$3,256,598	1.70%	to	2.75%	1.92%	to	2.04%	5.83%	to	6.95%
2024	270,188	$11.975043	to	$13.551829	$3,492,056	1.70%	to	2.75%	5.49%	to	5.62%	3.03%	to	4.12%
2023	298,022	$11.622621	to	$13.015638	$3,717,375	1.70%	to	2.75%	5.06%	to	5.17%	8.54%	to	9.68%
2022	324,426	$10.656384	to	$11.866852	$3,704,793	1.70%	to	2.80%	—%	to	5.39%	(12.50)%	to	(11.53)%
2021	364,257	$12.178560	to	$13.413425	$4,717,097	1.70%	to	2.80%	9.12%	to	9.25%	1.61%	to	2.74%
Columbia Variable Portfolio - Select Mid Cap Growth Fund
2025	175,111	$30.778966	to	$35.199544	$5,820,782	1.70%	to	2.75%	—%	to	—%	12.02%	to	13.20%
2024	199,813	$27.476777	to	$31.095197	$5,909,480	1.70%	to	2.75%	—%	to	—%	20.32%	to	21.59%
2023	220,212	$22.835638	to	$25.572963	$5,378,792	1.70%	to	2.75%	—%	to	—%	21.85%	to	23.13%
2022	234,751	$18.741117	to	$20.768642	$4,680,342	1.70%	to	2.75%	—%	to	—%	(32.72)%	to	(32.00)%
2021	258,999	$27.853352	to	$30.543392	$7,620,823	1.70%	to	2.75%	—%	to	—%	13.41%	to	14.60%
Invesco V.I. Discovery Mid Cap Growth Fund
2025	123,408	$15.019827	to	$16.146106	$1,931,689	1.25%	to	2.75%	—%	to	—%	1.95%	to	3.23%
2024	141,368	$14.733060	to	$15.640233	$2,155,623	1.25%	to	2.75%	—%	to	—%	20.86%	to	22.38%
2023	179,312	$12.189701	to	$12.779695	$2,248,134	1.25%	to	2.75%	—%	to	—%	10.08%	to	11.45%
2022	196,038	$11.073126	to	$11.466839	$2,219,242	1.25%	to	2.75%	—%	to	—%	(32.86)%	to	(31.99)%
2021	198,192	$16.492001	to	$16.859954	$3,314,256	1.25%	to	2.75%	—%	to	—%	15.87%	to	17.32%
Invesco V.I. Discovery Large Cap Fund+
2025	4,411	$42.862165	to	$48.993602	$201,925	1.25%	to	2.00%	—%	to	—%	10.30%	to	11.13%
2024	4,791	$38.858019	to	$44.084774	$198,608	1.25%	to	2.00%	—%	to	—%	31.18%	to	32.17%
2023	6,504	$27.585717	to	$33.355707	$208,302	1.25%	to	2.45%	—%	to	—%	31.76%	to	33.35%
2022	9,079	$20.935841	to	$25.013293	$217,524	1.25%	to	2.45%	—%	to	—%	(32.64)%	to	(31.82)%
2021	9,810	$31.079087	to	$36.688195	$344,833	1.25%	to	2.45%	—%	to	—%	19.32%	to	20.76%
Invesco V.I. Global Fund
2025	100,756	$28.365853	to	$35.132314	$3,409,924	1.25%	to	2.45%	—%	to	—%	12.23%	to	13.58%
2024	112,987	$25.274893	to	$30.930604	$3,373,300	1.25%	to	2.45%	—%	to	—%	12.98%	to	14.35%
2023	127,165	$22.370637	to	$27.050048	$3,332,499	1.25%	to	2.45%	—%	to	—%	31.20%	to	32.78%
2022	147,951	$17.051276	to	$20.372387	$2,930,172	1.25%	to	2.45%	—%	to	—%	(33.59)%	to	(32.78)%
2021	152,633	$25.674617	to	$30.308626	$4,542,302	1.25%	to	2.45%	—%	to	—%	12.39%	to	13.74%
Invesco V.I. Main Street Fund®
2025	16,608	$44.722067	to	$56.646410	$689,035	1.25%	to	2.40%	0.27%	to	0.32%	12.90%	to	14.20%
2024	18,803	$39.160115	to	$50.175079	$691,407	1.25%	to	2.40%	—%	to	—%	20.47%	to	21.86%
2023	19,667	$26.576543	to	$32.135001	$596,716	1.25%	to	2.45%	—%	to	0.49%	19.86%	to	21.30%
2022	21,358	$22.173195	to	$26.491202	$535,544	1.25%	to	2.45%	1.12%	to	1.13%	(22.24)%	to	(21.30)%
2021	13,798	$28.515200	to	$33.661350	$455,005	1.25%	to	2.45%	0.50%	to	0.52%	24.15%	to	25.65%
Invesco V.I. Main Street Small Cap Fund®
2025	55,411	$44.712088	to	$51.917366	$2,235,973	0.85%	to	2.70%	0.23%	to	0.24%	5.55%	to	7.52%
2024	62,419	$41.584396	to	$49.187294	$2,362,965	0.85%	to	2.70%	—%	to	—%	9.41%	to	11.45%
2023	73,406	$37.310580	to	$44.955617	$2,498,590	0.85%	to	2.70%	0.94%	to	0.94%	14.68%	to	16.82%
2022	80,424	$31.937819	to	$39.199858	$2,359,923	0.85%	to	2.70%	0.24%	to	0.25%	(18.28)%	to	(16.75)%
2021	90,887	$38.365472	to	$47.969172	$3,222,152	0.85%	to	2.70%	0.14%	to	0.18%	19.01%	to	21.23%
Putnam VT Diversified Income Fund
2025	362,524	$16.638446	to	$17.752749	$5,417,056	0.85%	to	2.70%	5.99%	to	6.13%	5.69%	to	7.67%
2024	400,882	$15.453893	to	$16.796680	$5,597,641	0.85%	to	2.70%	5.92%	to	5.97%	2.94%	to	4.87%
2023	439,236	$14.736763	to	$16.316252	$5,878,711	0.85%	to	2.70%	5.94%	to	5.99%	2.02%	to	3.93%
2022	471,340	$14.179557	to	$15.992444	$6,105,791	0.85%	to	2.70%	6.58%	to	7.12%	(4.95)%	to	(3.17)%
2021	592,384	$14.644140	to	$16.824864	$7,967,461	0.85%	to	2.70%	0.63%	to	0.64%	(9.43)%	to	(7.74)%

Putnam VT Global Asset Allocation Fund
2025	18,531	$29.075017	to	$36.049180	$500,630	1.25%	to	2.40%	2.14%	to	2.14%	11.67%	to	12.96%
2024	20,132	$25.738988	to	$32.281956	$483,888	1.25%	to	2.40%	2.09%	to	2.24%	13.60%	to	14.91%
2023	24,018	$22.398934	to	$28.417582	$502,007	1.25%	to	2.40%	1.50%	to	1.54%	14.70%	to	16.03%
2022	24,320	$19.305036	to	$24.775442	$440,728	1.25%	to	2.40%	1.31%	to	1.32%	(18.02)%	to	(17.07)%
2021	24,600	$23.279228	to	$30.221676	$540,735	1.25%	to	2.40%	0.69%	to	0.70%	11.25%	to	12.53%
Putnam VT Large Cap Growth Fund
2025	15,240	$43.946360	to	$47.445810	$721,965	0.65%	to	1.45%	—%	to	—%	12.69%	to	13.60%
2024	19,831	$38.997032	to	$41.766907	$826,165	0.65%	to	1.45%	—%	to	—%	31.49%	to	32.54%
2023	27,977	$29.658529	to	$31.512272	$879,649	0.65%	to	1.45%	—%	to	—%	42.40%	to	43.54%
2022	41,324	$20.827885	to	$21.953625	$905,420	0.65%	to	1.45%	—%	to	—%	(31.51)%	to	(30.95)%
2021	36,640	$30.407924	to	$32.062703	$1,163,095	0.50%	to	1.45%	—%	to	—%	20.89%	to	22.04%
Putnam VT International Value Fund
2025	6,334	$14.972897	to	$18.382234	$103,725	0.85%	to	2.00%	1.22%	to	1.30%	32.01%	to	33.54%
2024	3,417	$12.030739	to	$13.765553	$44,995	0.85%	to	1.65%	2.43%	to	2.46%	3.49%	to	4.32%
2023	3,523	$13.195104	to	$19.307634	$44,509	0.85%	to	2.30%	—%	to	1.47%	15.98%	to	17.68%
2022	3,383	$9.957901	to	$11.213049	$36,961	0.85%	to	1.65%	1.95%	to	2.61%	(8.33)%	to	(7.60)%
2021	4,344	$10.713746	to	$12.134821	$50,436	0.85%	to	1.75%	—%	to	1.99%	12.94%	to	13.96%
Putnam VT International Equity Fund
2025	7,667	$19.147377	to	$25.762249	$146,992	0.85%	to	2.40%	0.01%	to	0.01%	34.42%	to	36.52%
2024	8,458	$14.025440	to	$19.165363	$119,759	0.85%	to	2.40%	2.13%	to	2.17%	0.53%	to	2.10%
2023	9,202	$13.736792	to	$19.064128	$127,541	0.85%	to	2.40%	0.04%	to	0.04%	15.70%	to	17.50%
2022	6,758	$11.690498	to	$16.477491	$84,521	0.85%	to	2.40%	1.40%	to	1.54%	(16.79)%	to	(15.49)%
2021	21,324	$13.833220	to	$18.915231	$274,284	0.85%	to	2.75%	1.14%	to	1.18%	5.87%	to	7.90%
Putnam VT Small Cap Value Fund
2025	4,893	$26.470480	to	$35.212690	$151,353	0.85%	to	2.45%	0.64%	to	0.67%	2.72%	to	4.38%
2024	5,029	$25.768920	to	$33.735198	$150,381	0.85%	to	2.45%	0.92%	to	0.94%	3.63%	to	5.30%
2023	5,400	$24.867019	to	$32.037799	$154,748	0.85%	to	2.45%	0.15%	to	0.15%	20.76%	to	22.71%
2022	6,115	$20.591895	to	$26.109301	$144,124	0.85%	to	2.45%	0.16%	to	0.16%	(15.09)%	to	(13.72)%
2021	7,877	$24.250864	to	$30.260328	$215,974	0.85%	to	2.45%	0.72%	to	0.81%	36.52%	to	38.72%
Putnam VT Large Cap Value Fund
2025	155	$74.289765	to	$74.289765	$11,549	0.65%	to	0.65%	1.39%	to	1.39%	19.57%	to	19.57%
2024	155	$62.131132	to	$62.131132	$9,659	0.65%	to	0.65%	1.08%	to	1.08%	18.37%	to	18.37%
2023	155	$52.488516	to	$52.488516	$8,160	0.65%	to	0.65%	2.00%	to	2.00%	14.92%	to	14.92%
2022	155	$45.675192	to	$45.675192	$7,100	0.65%	to	0.65%	1.46%	to	1.46%	(3.76)%	to	(3.76)%
2021	155	$36.631747	to	$47.459098	$7,378	0.65%	to	0.75%	0.83%	to	1.26%	26.35%	to	26.48%
PIMCO VIT All Asset Portfolio
2025	717	$18.396025	to	$18.396025	$13,185	0.65%	to	0.65%	4.51%	to	4.51%	13.45%	to	13.45%
2024	753	$16.214627	to	$16.214627	$12,202	0.65%	to	0.65%	6.32%	to	6.32%	2.90%	to	2.90%
2023	753	$15.757049	to	$15.757049	$11,872	0.65%	to	0.65%	2.84%	to	2.84%	7.32%	to	7.32%
2022	754	$14.682598	to	$14.682598	$11,076	0.65%	to	0.65%	7.55%	to	7.55%	(12.44)%	to	(12.44)%
2021	762	$16.768669	to	$16.768669	$12,773	0.65%	to	0.65%	11.09%	to	11.09%	15.29%	to	15.29%
PIMCO StocksPLUS® Global Portfolio
2025	7,004	$26.337682	to	$30.345543	$204,859	0.50%	to	1.45%	4.50%	to	4.50%	22.46%	to	23.63%
2024	8,655	$21.506825	to	$24.545389	$205,496	0.50%	to	1.45%	5.10%	to	5.11%	11.74%	to	12.81%
2023	10,688	$19.247265	to	$21.759027	$225,940	0.50%	to	1.45%	2.52%	to	2.79%	21.07%	to	22.23%
2022	14,530	$15.897056	to	$17.801902	$252,710	0.50%	to	1.45%	1.10%	to	1.14%	(19.96)%	to	(19.19)%

2021	14,386	$19.860467	to	$22.029739	$310,536	0.50%	to	1.45%	0.06%	to	0.06%	17.62%	to	18.74%
PSF PGIM Jennison Growth Portfolio
2025	73,895	$5.936382	to	$48.253367	$498,666	1.40%	to	2.00%	—%	to	—%	11.55%	to	12.22%
2024	81,729	$5.321603	to	$42.997437	$480,218	1.40%	to	2.00%	—%	to	—%	27.77%	to	28.54%
2023	81,734	$4.164888	to	$33.450325	$375,527	1.40%	to	2.00%	—%	to	—%	49.87%	to	50.77%
2022	86,016	$2.587371	to	$22.186019	$262,904	1.40%	to	2.35%	—%	to	—%	(39.30)%	to	(38.71)%
2021	88,529	$4.262256	to	$36.201379	$442,418	1.40%	to	2.35%	—%	to	—%	12.87%	to	13.95%
PSF PGIM Jennison Value Portfolio
2025	2,873	$3.461607	to	$3.851174	$10,514	1.65%	to	2.10%	—%	to	—%	13.99%	to	14.50%
2024	2,875	$3.036838	to	$3.568367	$9,209	1.40%	to	2.10%	—%	to	—%	17.98%	to	18.81%
2023	5,398	$2.573956	to	$3.003401	$15,363	1.40%	to	2.10%	—%	to	—%	12.36%	to	13.15%
2022	5,560	$2.290795	to	$2.654359	$14,038	1.40%	to	2.10%	—%	to	—%	(10.16)%	to	(9.53)%
2021	8,273	$2.549906	to	$2.933980	$23,223	1.40%	to	2.10%	—%	to	—%	24.64%	to	25.51%

ClearBridge Variable Dividend Strategy Portfolio
2025	1,126	$38.108685	to	$38.108685	$42,893	1.40%	to	1.40%	2.29%	to	2.29%	11.05%	to	11.05%
2024	1,065	$34.315670	to	$34.315670	$36,530	1.40%	to	1.40%	1.32%	to	1.32%	15.22%	to	15.22%
2023	1,086	$29.781962	to	$29.781962	$32,346	1.40%	to	1.40%	2.08%	to	2.08%	12.61%	to	12.61%
2022	1,169	$26.447430	to	$26.447430	$30,919	1.40%	to	1.40%	1.40%	to	1.40%	(9.38)%	to	(9.38)%
2021	1,210	$29.184980	to	$29.184980	$35,302	1.40%	to	1.40%	1.54%	to	1.54%	25.04%	to	25.04%
Western Asset Variable Global High Yield Bond Portfolio
2025	6,770	$3.089082	to	$3.089082	$20,914	1.40%	to	1.40%	6.93%	to	6.93%	8.43%	to	8.43%
2024	6,728	$2.848957	to	$2.848957	$19,168	1.40%	to	1.40%	5.41%	to	5.41%	5.57%	to	5.57%
2023	8,520	$2.698562	to	$2.698562	$22,992	1.40%	to	1.40%	4.97%	to	4.97%	8.73%	to	8.73%
2022	11,388	$2.481923	to	$2.481923	$28,265	1.40%	to	1.40%	6.73%	to	6.73%	(14.92)%	to	(14.92)%
2021	11,802	$2.917263	to	$2.917263	$34,431	1.40%	to	1.40%	4.47%	to	4.47%	(0.08)%	to	(0.08)%
Clearbridge Variable Large Cap Value Portfolio
2025	144,590	$4.618516	to	$4.618516	$667,789	1.40%	to	1.40%	1.14%	to	1.14%	8.67%	to	8.67%
2024	155,149	$4.250233	to	$4.250233	$659,420	1.40%	to	1.40%	1.14%	to	1.14%	6.58%	to	6.58%
2023	190,021	$3.987901	to	$3.987901	$757,788	1.40%	to	1.40%	1.28%	to	1.28%	13.50%	to	13.50%
2022	209,122	$3.513718	to	$3.513718	$734,793	1.40%	to	1.40%	1.34%	to	1.34%	(7.73)%	to	(7.73)%
2021	212,057	$3.808118	to	$3.808118	$807,539	1.40%	to	1.40%	1.03%	to	1.03%	24.46%	to	24.46%
Invesco V.I. Growth and Income Fund
2025	18,375	$37.930207	to	$38.826227	$664,314	0.85%	to	2.75%	1.14%	to	1.18%	12.17%	to	14.32%
2024	21,061	$33.179017	to	$34.614121	$670,728	0.85%	to	2.75%	1.16%	to	1.19%	12.58%	to	14.74%
2023	24,732	$28.916014	to	$30.744959	$691,138	0.85%	to	2.75%	1.22%	to	1.24%	9.36%	to	11.45%
2022	30,548	$25.944357	to	$28.114096	$790,576	0.85%	to	2.75%	1.20%	to	1.23%	(8.55)%	to	(6.80)%
2021	35,501	$27.836439	to	$30.743240	$1,010,090	0.85%	to	2.75%	1.24%	to	1.32%	24.71%	to	27.10%
Invesco V.I. Comstock Fund
2025	3,397	$47.619916	to	$59.644383	$182,457	1.35%	to	2.75%	1.30%	to	1.47%	13.97%	to	15.57%
2024	3,834	$41.784484	to	$51.608105	$177,145	1.35%	to	2.75%	1.40%	to	1.55%	11.75%	to	13.33%
2023	4,318	$37.389479	to	$45.538273	$175,715	1.35%	to	2.75%	1.46%	to	1.60%	9.06%	to	10.59%
2022	4,993	$34.284592	to	$41.176612	$184,129	1.35%	to	2.75%	1.27%	to	1.37%	(1.89)%	to	(0.51)%
2021	5,520	$34.944879	to	$41.386148	$205,098	1.35%	to	2.75%	1.55%	to	1.65%	29.44%	to	31.26%
Invesco V.I. American Franchise Fund
2025	334,137	$44.715958	to	$59.661395	$16,982,055	0.85%	to	2.80%	—%	to	—%	8.58%	to	10.72%
2024	396,384	$41.182362	to	$53.885562	$18,338,007	0.85%	to	2.80%	—%	to	—%	31.17%	to	33.75%

2023	455,179	$31.397143	to	$40.289122	$15,952,907	0.85%	to	2.80%	—%	to	—%	37.04%	to	39.73%
2022	488,759	$22.911017	to	$28.832670	$12,424,068	0.85%	to	2.80%	—%	to	—%	(33.02)%	to	(31.70)%
2021	560,136	$34.205098	to	$42.212923	$21,054,447	0.85%	to	2.80%	—%	to	—%	8.84%	to	10.98%
Allspring VT Index Asset Allocation Fund
2025	2,657	$4.146850	to	$38.852182	$27,429	1.35%	to	2.10%	1.16%	to	1.24%	9.17%	to	9.99%
2024	3,778	$3.770262	to	$35.589713	$30,418	1.35%	to	2.10%	1.31%	to	1.32%	12.48%	to	13.33%
2023	3,950	$3.326841	to	$31.640273	$28,218	1.35%	to	2.10%	0.96%	to	0.96%	14.28%	to	15.14%
2022	4,147	$2.889469	to	$27.687348	$25,801	1.35%	to	2.10%	0.63%	to	0.63%	(18.75)%	to	(18.14)%
2021	4,354	$3.529654	to	$34.076479	$33,337	1.35%	to	2.10%	0.58%	to	0.59%	13.59%	to	14.44%
Allspring VT Small Cap Growth Fund
2025	15,850	$34.487926	to	$41.834524	$606,536	1.25%	to	2.50%	—%	to	—%	6.85%	to	8.19%
2024	17,305	$32.278106	to	$38.667568	$615,972	1.25%	to	2.50%	—%	to	—%	16.13%	to	17.59%
2023	23,642	$27.794163	to	$32.882721	$661,086	1.25%	to	2.50%	—%	to	—%	1.78%	to	3.06%
2022	24,197	$27.308751	to	$31.907202	$669,052	1.25%	to	2.50%	—%	to	—%	(35.92)%	to	(35.12)%
2021	23,406	$42.619771	to	$47.150654	$1,015,618	0.65%	to	2.50%	—%	to	—%	5.27%	to	6.94%
Allspring VT Discovery SMID Cap Growth Fund
2025	183	$55.283422	to	$55.283422	$10,109	1.35%	to	1.35%	—%	to	—%	3.97%	to	3.97%
2024	194	$53.170646	to	$53.170646	$10,294	1.35%	to	1.35%	—%	to	—%	16.55%	to	16.55%
2023	205	$45.620458	to	$45.620458	$9,369	1.35%	to	1.35%	—%	to	—%	18.53%	to	18.53%
2022	219	$38.488057	to	$38.488057	$8,431	1.35%	to	1.35%	—%	to	—%	(38.68)%	to	(38.68)%
2021	233	$62.769637	to	$62.769637	$14,626	1.35%	to	1.35%	—%	to	—%	(6.31)%	to	(6.31)%
Allspring VT Opportunity Fund
2025	63,725	$36.664515	to	$50.260481	$2,745,263	0.50%	to	2.70%	0.30%	to	0.30%	4.15%	to	6.47%
2024	71,538	$35.202580	to	$47.206198	$2,929,564	0.50%	to	2.70%	0.28%	to	0.28%	12.28%	to	14.77%
2023	88,184	$31.353727	to	$41.130730	$3,177,874	0.50%	to	2.70%	—%	to	—%	23.46%	to	26.20%
2022	103,676	$25.396470	to	$32.591726	$2,991,772	0.50%	to	2.70%	—%	to	—%	(22.73)%	to	(21.01)%
2021	114,854	$32.865727	to	$41.258239	$4,240,633	0.50%	to	2.70%	0.24%	to	0.24%	21.74%	to	24.44%
MFS® Core Equity Portfolio
2025	157,310	$28.035455	to	$32.487004	$4,880,373	1.35%	to	2.70%	0.40%	to	0.46%	9.51%	to	11.00%
2024	181,695	$25.600938	to	$29.268375	$5,107,748	1.35%	to	2.70%	0.54%	to	0.59%	16.91%	to	18.50%
2023	200,244	$21.897961	to	$24.699334	$4,765,650	1.35%	to	2.70%	0.54%	to	0.55%	19.86%	to	21.49%
2022	209,015	$18.269216	to	$20.330266	$4,108,359	1.35%	to	2.70%	0.31%	to	0.31%	(19.48)%	to	(18.38)%
2021	231,094	$22.688172	to	$24.908695	$5,578,860	1.35%	to	2.70%	0.43%	to	0.43%	21.98%	to	23.63%
MFS® Massachusetts Investors Growth Stock Portfolio
2025	216,695	$28.914956	to	$35.193533	$6,943,473	0.95%	to	2.75%	0.27%	to	0.27%	6.92%	to	8.86%
2024	246,174	$27.043409	to	$32.328683	$7,295,437	0.95%	to	2.75%	0.35%	to	0.35%	13.11%	to	15.17%
2023	277,255	$23.908360	to	$28.071183	$7,186,569	0.95%	to	2.75%	0.30%	to	0.30%	20.64%	to	22.83%
2022	288,103	$19.817127	to	$22.852794	$6,138,740	0.95%	to	2.75%	0.10%	to	0.10%	(21.45)%	to	(20.02)%
2021	314,439	$25.229227	to	$28.574085	$8,453,424	0.95%	to	2.75%	0.25%	to	0.29%	22.56%	to	24.78%
MFS® Research International Portfolio
2025	293,790	$14.837658	to	$17.288409	$4,851,414	1.35%	to	2.75%	1.28%	to	1.44%	18.74%	to	20.42%
2024	324,505	$12.495629	to	$15.087250	$4,466,984	0.85%	to	2.75%	1.41%	to	1.62%	0.29%	to	2.22%
2023	377,953	$12.458878	to	$14.759758	$5,140,737	0.85%	to	2.75%	1.07%	to	1.08%	9.95%	to	12.06%
2022	439,117	$11.286641	to	$13.171538	$5,376,995	0.85%	to	2.80%	—%	to	1.85%	(19.86)%	to	(18.28)%
2021	455,365	$14.083391	to	$16.117376	$6,876,467	0.85%	to	2.80%	0.83%	to	0.83%	8.49%	to	10.63%
Columbia Variable Portfolio - Large Cap Growth Fund
2025	219,114	$35.589724	to	$39.437584	$8,346,965	1.70%	to	2.75%	—%	to	—%	12.99%	to	14.18%

2024	250,321	$31.499204	to	$34.540298	$8,383,821	1.70%	to	2.75%	—%	to	—%	27.77%	to	29.12%
2023	282,522	$24.652759	to	$26.750765	$7,350,321	1.70%	to	2.75%	—%	to	—%	39.29%	to	40.75%
2022	282,300	$17.639338	to	$19.005200	$5,243,727	1.70%	to	2.80%	—%	to	—%	(33.28)%	to	(32.54)%
2021	324,042	$26.438529	to	$28.173478	$8,933,490	1.70%	to	2.80%	—%	to	—%	25.18%	to	26.56%
Columbia Variable Portfolio - Overseas Core Fund
2025	220,795	$16.812246	to	$18.630408	$3,912,277	1.70%	to	2.75%	1.77%	to	2.77%	34.12%	to	35.54%
2024	240,468	$12.534954	to	$13.745578	$3,165,272	1.70%	to	2.75%	4.20%	to	4.35%	0.44%	to	1.50%
2023	256,542	$12.480210	to	$13.542595	$3,345,575	1.70%	to	2.75%	1.61%	to	1.74%	12.20%	to	13.38%
2022	293,941	$11.085844	to	$11.944410	$3,397,348	1.70%	to	2.80%	—%	to	0.75%	(17.25)%	to	(16.34)%
2021	311,057	$13.397246	to	$14.276811	$4,319,522	1.70%	to	2.80%	0.88%	to	1.09%	6.71%	to	7.89%
CTIVP® - Principal Large Cap Growth Fund+
2025	166,865	$30.599559	to	$33.908042	$5,431,292	1.70%	to	2.75%	—%	to	—%	10.69%	to	11.86%
2024	190,568	$27.644616	to	$30.313619	$5,583,251	1.70%	to	2.75%	—%	to	—%	18.13%	to	19.38%
2023	242,291	$23.402021	to	$25.393588	$5,963,947	1.70%	to	2.75%	—%	to	—%	35.76%	to	37.19%
2022	249,345	$17.238129	to	$18.510042	$4,494,037	1.70%	to	2.75%	—%	to	—%	(29.96)%	to	(29.22)%
2021	280,202	$24.612163	to	$26.151648	$7,159,783	1.70%	to	2.75%	—%	to	—%	15.36%	to	16.57%
LVIP JPMorgan Mid Cap Value Fund
2025	44,892	$45.927043	to	$47.341415	$2,068,215	1.35%	to	2.40%	1.09%	to	1.11%	2.23%	to	3.31%
2024	53,369	$44.454907	to	$46.307564	$2,347,788	1.35%	to	2.40%	1.21%	to	1.23%	11.58%	to	12.75%
2023♦	62,857	$39.426646	to	$41.503155	$2,458,264	1.35%	to	2.40%	1.85%	to	1.88%	11.46%	to	12.41%
LVIP JPMorgan U.S. Equity Fund
2025	37,423	$74.741311	to	$75.042802	$2,786,098	1.35%	to	2.40%	0.42%	to	0.43%	11.82%	to	13.00%
2024	43,841	$55.295512	to	$66.837955	$2,898,855	1.25%	to	2.40%	—%	to	0.48%	21.05%	to	22.45%
2023♦	54,996	$54.288205	to	$55.216997	$2,988,724	1.35%	to	2.40%	0.74%	to	0.76%	23.32%	to	24.37%
LVIP JPMorgan Core Bond Fund
2025	822,018	$11.797721	to	$13.741995	$12,098,942	1.25%	to	2.40%	3.58%	to	3.63%	4.86%	to	6.07%
2024	916,670	$11.251394	to	$12.955801	$12,760,940	1.25%	to	2.40%	4.20%	to	4.26%	(0.69)%	to	0.46%
2023♦	1,032,171	$11.329749	to	$12.896818	$14,314,880	1.25%	to	2.40%	1.53%	to	1.58%	1.57%	to	2.51%
PSF PGIM Jennison Blend Portfolio
2025	25	$16.362540	to	$16.362540	$410	1.65%	to	1.65%	—%	to	—%	16.12%	to	16.12%
2024	27	$14.091601	to	$14.091601	$379	1.65%	to	1.65%	—%	to	—%	23.75%	to	23.75%
2023♦	28	$11.387364	to	$11.387364	$322	1.65%	to	1.65%	—%	to	—%	13.87%	to	13.87%
LVIP American Century Mid Cap Value Fund
2025	2,042	$32.159841	to	$37.053307	$73,707	0.50%	to	1.45%	1.65%	to	1.74%	7.26%	to	8.29%
2024♦	2,025	$29.981789	to	$34.217315	$67,572	0.50%	to	1.45%	1.92%	to	1.98%	5.05%	to	5.82%
LVIP American Century Value Fund
2025	18,874	$34.198645	to	$38.494205	$726,951	0.65%	to	1.45%	0.67%	to	1.37%	14.18%	to	15.10%
2024♦	25,444	$29.950394	to	$33.443877	$849,679	0.65%	to	1.45%	2.02%	to	2.05%	6.58%	to	7.29%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Fund Substitutions
Subsequent to December 31, 2025 the Sponsor Company received approval from the SEC on February 24, 2026, to execute fund substitutions affecting certain Funds offered through the Account. The substitutions are being undertaken pursuant to applicable regulatory approvals and contract provisions and are intended to replace existing investment options with alternatives having similar investment objectives and risk profiles.
The Sponsor Company expects the fund substitutions to be completed on or before September 8, 2026. Upon completion, the assets of the impacted underlying funds will be transferred into the corresponding replacement funds.

Existing Portfolio(Share Class)	Replacement Portfolio(Share Class)
AB Discovery Value Portfolio(Class B)	Franklin Small Cap Value VIP Fund(Class 2)
AB International Value Portfolio(Class B)	Putnam VT International Value Fund(Class IB)
AB Relative Value Portfolio(Class B)	Putnam VT Large Cap Value Fund(Class IB)
Allspring VT Small Cap Growth Fund(Class 1)	Putnam VT Small Cap Growth Fund(Class IA)
Columbia VP Large Cap Growth Fund(Class 1)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. American Franchise Fund(Series I)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. Comstock Fund(Series II)	Putnam VT Large Cap Value Fund(Class IB)
Invesco V.I. Core Equity Fund(Series I)	Putnam VT Core Equity Fund(Class IA)
Invesco V.I. Discovery Large Cap Fund(Series II)	Putnam VT Large Cap Growth Fund(Class IB)
Invesco V.I. Diversified Dividend Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. EQV International Equity Fund(Series I)	Putnam VT Focused International Equity Fund (Class IA)
Invesco V.I. Government Money Market Fund(Series I)	Putnam VT Government Money Market Fund(Class IA)
Invesco V.I. Government Securities Fund(Series I)	Franklin U.S. Government Securities VIP Fund(Class 1)
Invesco V.I. Growth and Income Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. Main Street Fund(Series II)	Putnam VT Core Equity Fund(Class IB)
Invesco V.I. Main Street Mid Cap Fund(Series I)	ClearBridge Variable Mid Cap Portfolio(Class I)
MFS® Core Equity Portfolio(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Growth Series(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® Investors Trust Series(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Massachusetts Investors Growth Stock Portfolio(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® New Discovery Series(Initial Class)	Putnam VT Small Cap Growth Fund(Class IA)
MFS® Research Series(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Total Return Series(Initial Class)	Putnam VT Global Asset Allocation Fund(Class IA)
MFS® Value Series(Initial Class)	Putnam VT Large Cap Value Fund(Class IA)

Talcott Resolution Life
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory-Basis
As of December 31, 2025, 2024 and 2023, and for the
Years Ended December 31, 2025, 2024 and 2023
Supplemental Schedules as of and for the
Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

CONTENTS

Page:
Independent Auditor's Report	1 - 3

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	4
Statements of Operations	5
Statements of Changes in Capital and Surplus	6
Statements of Cash Flows	7 - 8
Notes to Financial Statements	9 - 59

Supplemental Schedules
Schedule I - Selected Financial Data	60 - 63
Schedule II - Summary Investment Schedule	64
Schedule III - Investment Risks Interrogatories	65 - 70
Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features	71

INDEPENDENT AUDITOR'S REPORT

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, supplemental schedule of reinsurance contracts with risk-limiting features, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Hartford, Connecticut
March 27, 2026

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2025	2024

Bonds	$10,664,150,343	$10,788,082,053
Preferred stocks	17,853,136	21,478,713
Common stocks	6,084,753	636,217,405
Mortgage loans on real estate	940,275,070	1,088,430,893
Contract loans	1,516,022,125	1,475,217,306
Cash, cash equivalents and short-term investments	1,567,043,551	1,334,187,060
Derivatives	275,251,377	157,372,315
Other invested assets	1,290,488,576	1,046,653,247
Total cash and invested assets	16,277,168,931	16,547,638,992

Investment income due and accrued	167,174,476	164,085,000
Amounts recoverable for reinsurance	330,945,261	379,802,153
Funds held by or deposited with reinsured companies	1,889,605,649	—
Federal income tax recoverable	1,775,555	103,530,926
Net deferred tax asset	52,062,313	80,395,823
Receivables from parent, subsidiaries and affiliates	71,506,827	40,480,763
Other assets	592,056,474	489,258,300
Separate Account assets	70,121,473,179	66,608,458,521
Total admitted assets	$89,503,768,665	$84,413,650,478

Liabilities
Aggregate reserves for future benefits	$16,079,357,413	$13,446,546,312
Liability for deposit-type contracts	102,315,332	102,746,324
Policy and contract claim liabilities	389,000,412	256,104,737
Asset valuation reserve	228,965,957	250,517,374
Interest maintenance reserve	262,738,989	112,707,866
Remittances and items not allocated	44,565,140	58,206,027
Provision for experience rating refunds	385,040,543	407,431,056
Accrued expense allowances and amounts due from Separate Accounts	(994,717,426)	(901,091,077)
Borrowed money	—	307,548,297
Funds held under reinsurance treaties with unauthorized and certified reinsurers	—	744,982,530
Payable for securities	360,764,417	92,741,729
Derivatives	262,847,262	149,885,626
Collateral on derivatives	13,159,551	54,655,000
Payable for repurchase agreements	181,755,548	182,083,180
Other liabilities	695,026,083	800,259,144
Separate Account liabilities	70,121,473,179	66,608,458,521
Total liabilities	88,132,292,400	82,673,782,646

Capital and surplus
Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	5,690,000	5,690,000
Aggregate write-ins for other than special surplus funds	—	168,330,037
Gross paid-in and contributed surplus	911,535,846	536,535,846
Aggregate write-ins for special surplus funds	167,715,799	151,421,777
Unassigned surplus	286,534,620	877,890,172
Total capital and surplus	1,371,476,265	1,739,867,832

Total liabilities and capital and surplus	$89,503,768,665	$84,413,650,478

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$36,630,281,602	$145,315,988	$151,310,738
Net investment income	699,838,539	986,757,628	767,388,680
Amortization of interest maintenance reserve	9,656,817	15,876,816	43,962,326
Commissions and expense allowances on reinsurance ceded	48,857,924	107,085,582	197,796,023
Reserve adjustments on reinsurance ceded	(7,365,926,584)	(2,270,497,625)	(2,250,834,647)
Fee income	1,153,832,308	948,235,694	921,835,308
Other revenues	115,683,636	119,939,116	91,074,095
Total revenues	31,292,224,242	52,713,199	(77,467,477)

Benefits and expenses
Annuity benefits	438,136,885	283,928,456	274,616,641
Death, disability and other benefits	761,170,358	558,178,312	612,255,355
Surrenders and other fund withdrawals	3,825,278,622	2,708,743,641	2,199,536,668
Commissions	957,131,844	118,879,132	146,704,799
Decrease in aggregate reserves for future benefits	2,632,811,100	(524,146,466)	(259,829,959)
Net transfers from Separate Accounts	(2,072,331,231)	(2,156,554,546)	(2,520,281,386)
General insurance expenses	156,604,313	155,491,186	149,995,794
Interest and adjustments on contract or deposit-type contract funds	28,699,840	17,878,830	21,352,187
IMR adjustments on reinsurance	209,710,833	11,387,365	125,261
MODCO adjustment on reinsurance assumed	24,088,392,679	(1,757,328,958)	(1,264,268,711)
Other expenses	10,260,240	15,323,581	13,352,698
Total benefits and expenses	31,035,865,483	(568,219,467)	(626,440,653)

Net gain from operations before federal income tax expense (benefit)	256,358,759	620,932,666	548,973,176
Federal income tax expense (benefit)	70,131,201	(10,501,277)	(22,518,867)
Net gain from operations	186,227,558	631,433,943	571,492,043

Net realized capital gains (losses), after tax	547,945,174	(100,287,426)	(445,895,006)
Net income	$734,172,732	$531,146,517	$125,597,037

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	For the years ended December 31,
	2025	2024	2023

Balance, beginning and end of year	$5,690,000	$5,690,000	$5,690,000

Gross paid-in and contributed surplus
Balance, beginning of year	536,535,846	1,107,535,846	1,107,535,846
Return of capital	375,000,000	(571,000,000)	—
Balance, beginning and end of year	911,535,846	536,535,846	1,107,535,846

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	168,330,037	187,383,846	206,437,654
Amortization, decreases of gain on inforce reinsurance	(168,330,037)	(19,053,809)	(19,053,808)
Balance, end of year	—	168,330,037	187,383,846

Aggregate write-ins for special surplus funds
Balance, beginning of year	151,421,777	68,373,245	43,486,878
Change in net deferred asset for SSAP 108	16,294,022	83,048,532	24,886,367
Balance, end of year	167,715,799	151,421,777	68,373,245

Unassigned funds
Balance, beginning of year	877,890,172	819,049,639	1,375,337,111

Net income	734,172,732	531,146,517	125,597,037
Change in net unrealized capital losses on investments, net of tax	(757,247,434)	(463,467,201)	(133,182,997)
Change in net unrealized foreign exchange capital (losses) gains	(531,005)	(5,404)	2,329,637
Change in net deferred income tax	15,382,695	(26,358,013)	29,788,306
Change in asset valuation reserve	21,551,420	20,808,445	(10,473,885)
Surplus adjustment: Change in surplus as a result of reinsurance	136,127,455	—	—
Change in nonadmitted assets	(52,352,948)	(3,283,811)	4,654,430
Cumulative effect of changes in accounting principles	168,330,037	—	—
Dividends to stockholder	(856,788,504)	—	(575,000,000)
Balance, end of year	286,534,620	877,890,172	819,049,639

Capital and surplus
Balance, end of year	$1,371,476,265	$1,739,867,832	$2,188,032,576

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$421,306,395	$198,441,030	$(13,432,019)
Net investment income	735,143,574	1,041,866,604	868,410,524
Reserve adjustments on reinsurance	(1,899,617,745)	(2,279,793,157)	(2,262,497,487)
Investment management fees	957,218,473	935,566,462	890,326,326
Miscellaneous income	360,205,681	228,811,782	309,496,952
Total income	574,256,378	124,892,721	(207,695,704)

Benefits paid	3,767,571,097	3,562,789,969	3,090,204,960
Federal income tax recovered (paid)	(31,522,124)	28,977,646	46,367,759
Net transfers from Separate Accounts	(1,999,086,617)	(2,116,595,966)	(2,530,117,812)
Other expenses	(1,934,517,949)	(1,439,640,149)	(873,287,684)
Total benefits and expenses	(197,555,593)	35,531,500	(266,832,777)
Net cash provided by (used for) operating activities	771,811,971	89,361,221	59,137,073

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,114,683,652	2,210,459,593	1,539,793,497
Common and preferred stocks	8,249,166	44,206,183	37,962,674
Mortgage loans	165,103,403	83,368,901	289,832,163
Real Estate	—	—	5,798,890
Derivatives and other	511,974,828	191,889,880	205,914,401
Total investment proceeds	2,800,011,049	2,529,924,557	2,079,301,625

Cost of investments acquired
Bonds	2,266,351,984	1,271,619,519	1,046,407,858
Common and preferred stocks	1,287,054	693,200	795,820
Mortgage loans	21,824,930	19,674,928	58,940,272
Derivatives and other	639,384,022	447,234,620	536,979,464
Total investments acquired	2,928,847,990	1,739,222,267	1,643,123,414
Net decrease in contract loans	40,804,819	37,066,238	40,685,080
Net cash (used for) provided by investing activities	(169,641,760)	753,636,052	395,493,131

Financing and miscellaneous activities
Paid in (Return of) surplus	375,000,000	(571,000,000)	—
Change in borrowed funds	(307,548,297)	307,548,297	—
Dividends to stockholder	(125,000,000)	—	(575,000,000)
Net redemptions on deposit-type contracts	(430,992)	(8,360,319)	(7,857,045)
Change in payable for investment repurchase programs	(327,632)	(139,378,312)	(125,235,414)
Change in payable for securities lending	—	—	—
Other cash (used) provided	(311,006,799)	(106,044,500)	(8,133,905)
Net cash (used for) provided by financing and miscellaneous activities	(369,313,720)	(517,234,834)	(716,226,364)

Net increase (decrease) in cash, cash equivalents and short-term investments	232,856,491	325,762,439	(261,596,160)
Cash, cash equivalents and short-term investments, beginning of year	1,334,187,060	1,008,424,621	1,270,020,781
Cash, cash equivalents and short-term investments, end of year	$1,567,043,551	$1,334,187,060	$1,008,424,621

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash acquisitions from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash ceded premiums for reinsurance	(944,646)	(11,387,365)	(125,261)
Non-cash payable on reinsurance	(3,843,241)	(9,295,532)	(11,662,840)
Non-cash transfer of funds withheld for unauthorized reinsurance	4,787,887	20,682,897	11,788,101
Non-cash transfer of IMR liability for reinsurance	—	11,387,365	125,261
Non-cash IMR reserve transferred on reinsurance	—	(11,387,365)	(125,261)
Non-cash deferred asset SSAP 108	(16,056,030)	(121,513,112)	(154,274,911)
Non-cash deferred liability SSAP 108	(10,449,011)	38,464,581	129,388,544
Non-cash special surplus SSAP 108	16,294,022	83,048,532	24,886,367
Non-cash miscellaneous income assumed SSAP 108	10,211,018
Non-cash proceeds from sale of common stock-affiliates	(731,788,504)
Non-cash acquisitions from purchase of common stock- affiliate	(8,546,001)
Non-cash net investment income for dividend of affiliate	8,546,001
Non-cash dividend from distribution of affiliates	731,788,504
Non-cash premiums from recaptured reinsurance	(6,191,956,563)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	12,715,421
Non-cash increase in aggregate reserves from recaptured reinsurance	524,641,554
Non-cash reserve adjustments on reinsurance ceded from recaptured reinsurance	5,466,308,839
Non-cash aggregate reserve change from recaptured reinsurance	(537,356,975)
Non-cash funds withheld for unauthorized reinsurance from recapture	725,647,724
Non-cash transfer of IMR liability from recaptured reinsurance	188,290,749
Non-cash IMR reserve transferred from recaptured reinsurance	(188,290,749)
Non-cash premiums from assumed reinsurance	(19,497,654,997)
Non-cash increase in aggregate reserves from assumed reinsurance	(39,651,169)
Non-cash aggregate reserve change from assumed reinsurance	1,187,647,157
Non-cash modco adjustment from assumed reinsurance	18,349,659,009
Non-cash transfer of IMR liability from assumed reinsurance	21,420,084
Non-cash IMR reserve transferred from assumed reinsurance	(21,420,084)
Non-cash transfers to Separate Accounts	(20,381,735)
Non-cash modco adjustment from assumed reinsurance	20,381,735
Non-cash premiums from assumed reinsurance	(10,538,480,327)
Non-cash funds withheld from assumed reinsurance	1,889,516,637
Non-cash modco adjustment from assumed reinsurance	8,394,898,926
Non-cash other amounts payable from assumed reinsurance	(58,535,237)
Non-cash commissions and expense allowance from assumed reinsurance	312,600,000

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
1. Organization and Description of Business

Talcott Resolution Life Insurance Company (“TL” or the “Company”) is a wholly-owned direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). During 2025, TR Re, Ltd ("TR Re"), the Company’s previous parent distributed its ownership in TL up to TLI, which is now a common parent of the two entities. During 2025, the Company contributed TL’s common stock ownership in Talcott Resolution Life and Annuity Insurance Company (“TLA”) to TR Re. See Footnote 7 Related Party Transactions, for further details.

The Company is a leading financial services and multi-line insurance provider which maintains (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, and retirement plan services for savings and retirement needs that are both directly written by the Company and assumed from affiliates and third parties; (b) individual life insurance for income protection and estate planning that is directly written by the Company and is substantially ceded; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded, and (d) private placement life insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life Insurance Company (the “Company” or “TL”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net Income
1. TL state basis			$734,172,732	$531,146,517	$125,597,037
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(164,988)	(2,976,629)	2,256,095
			(164,988)	(2,976,629)	2,256,095
3. State permitted practices that change NAIC SAP			—	—	—
4. NAIC SAP (1-2-3=4)	61	4	$734,337,720	$534,123,146	$123,340,942
Surplus
5. TL state basis			$1,371,476,265	$1,739,867,832	$2,188,032,576
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (TL) (as described above)	61	3	5,048,554	5,213,542	8,190,171
Less: Reinsurance reserve credit (TLA) (as described above)	61	3	—	20,957,376	18,386,767
			5,048,554	26,170,918	26,576,938
7. State permitted practices that change NAIC SAP			—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,366,427,711	$1,713,696,914	$2,161,455,638

The Company's reported investment in TLA was $626,632,214 and $886,939,559 as of December 31, 2024 and December 31, 2023, respectively. The Company's investment in TLA would have been reported as $605,674,838 and $868,552,792 as of December 31, 2024 and December 31, 2023, respectively, without the state prescribed practice.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”), guaranteed withdrawal benefits (“GMWB”) and guaranteed minimum income benefits ("GMIB") are considered market risk benefits and reported at fair value using models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held and amortized into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses;

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
7.for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation.

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, the amount of time a security is in an unrealized loss position is not considered when assessing impairment, and any credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security. Improvements in expected cash flows are recognized immediately in income as a reduction in the allowance.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, annuity and health benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2% to 6%. Group life insurance reserves generally use group life tables with valuation rates ranging from 3% to 11.25%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43") Fixed indexed annuities are generally based on the Annuity 2000 table with valuation rates between 3.75% and 7% using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company has no forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $14,951,749 and $15,745,469 respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $85,028 and $106,897 respectively, also subject to 100% reinsurance to Prudential.

The following table displays the development of accident and health claim reserves and liabilities and other costs accrued to settle claims as of December 31:

	2025	2024	2023
Beginning claim reserves - gross	$180,892,705	$191,940,647	$208,115,589
Less: reinsurance recoverables	(180,826,031)	(191,855,998)	(208,038,466)
Beginning claim reserves - net	66,674	84,649	77,123
Plus Incurred expenses related to:
Current year	4,630	(10,816)	15,069
Prior year		—	—
Total incurred	4,630	(10,816)	15,069
Less Paid expenses related to:
Current year	(3,029)	7,159	7,543
Prior year		—	—
Total paid	(3,029)	7,159	7,543

Ending claim reserves - net	74,333	66,674	84,649
Add: reinsurance recoverables	169,973,031	180,826,031	191,855,998
Ending claim reserves - gross	$170,047,364	$180,892,705	$191,940,647

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses of these contracts are reported in the Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2025 is presented below:

A.Individual Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$699,615,680	$—	$699,615,680	3.13%
b. At book value less current surrender charge of 5% or more	578,628	—	—	578,628	0.00%
c. At fair value	—	—	8,135,827,335	8,135,827,335	36.40%
d. Total with market value adjustment or at fair value (total of 1 through 3)	578,628	699,615,680	8,135,827,335	8,836,021,643	39.53%
e. At book value without adjustment (minimal or no charge or adjustment)	8,854,357,446	—	—	8,854,357,446	39.61%
2. Not subject to discretionary withdrawal	4,491,747,744	—	171,669,316	4,663,417,060	20.86%
3. Total (gross: direct + assumed)	13,346,683,818	699,615,680	8,307,496,651	22,353,796,149	100.00%
4. Reinsurance ceded	745,434,336	587,645,139	—	1,333,079,475
5. Total (net)	$12,601,249,482	$111,970,541	$8,307,496,651	$21,020,716,674
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$289,314	$—	$—	$289,314

B. Group Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,987,990,547	$758,688,887	$—	$3,746,679,434	28.41%
b. At book value less current surrender charge of 5% or more	352	—	—	352	0.00%
c. At fair value	—	—	7,354,620,684	7,354,620,684	55.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,987,990,899	758,688,887	7,354,620,684	11,101,300,470	84.19%
e. At book value without adjustment (minimal or no charge or adjustment)	211,539,111	—	—	211,539,111	1.60%
2. Not subject to discretionary withdrawal	1,594,997,327	—	279,362,624	1,874,359,951	14.21%
3. Total (gross: direct + assumed)	4,794,527,337	758,688,887	7,633,983,308	13,187,199,532	100.00%
4. Reinsurance ceded	3,488,386,467	637,263,928	—	4,125,650,395
5. Total (net)	$1,306,140,870	$121,424,959	$7,633,983,308	$9,061,549,137
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$176	$—	$—	$176

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Deposit-Type Contracts

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$1,172,619,015	$—	$—	$1,172,619,015	12.32%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	7,689,538,512	7,689,538,512	80.77%
d. Total with market value adjustment or at fair value (total of 1 through 3)	1,172,619,015	—	7,689,538,512	8,862,157,527	93.09%
e. At book value without adjustment (minimal or no charge or adjustment)	201,545,958	—	—	201,545,958	2.12%
2. Not subject to discretionary withdrawal	456,221,515	—	—	456,221,515	4.79%
3. Total (gross: direct + assumed)	1,830,386,488	—	7,689,538,512	9,519,925,000	100.00%
4. Reinsurance ceded	1,728,071,157	—	—	1,728,071,157
5. Total (net)	$102,315,331	$—	$7,689,538,512	$7,791,853,843
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health:
1. Annuities, Total (net)	$13,900,490,106
2. Supplementary Contracts, Total (net)	6,900,246
3. Deposit-Type Contracts, Total (net)	102,315,331
4. Subtotal	14,009,705,683
Separate Account Annual Statement:
5. Annuities, Total (net)	16,174,875,459
6. Supplemental Contracts, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Deposit-Type Contracts, Total (net)	7,689,538,512
11. Subtotal	23,864,413,971
12. Combined total	$37,874,119,654

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025, is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$42,064,370	$42,064,370	$49,934,680
b. Universal Life	2,669,168,808	2,666,921,021	2,642,851,055
c. Universal Life with Secondary Guarantees	398,764,585	370,154,707	1,498,154,759
d. Indexed Universal Life	27,977,773	26,454,615	29,495,829
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	26,766,283	27,927,545	28,464,493
h. Variable Life	—	—	—
i. Variable Universal Life	92,592,779	92,579,411	150,345,589
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$95,807,759
b. Accidental Death Benefits	XXX	XXX	3,317
c. Disability - Active Lives	XXX	XXX	2,626
d. Disability - Disabled Lives	XXX	XXX	8,194,607
e. Miscellaneous Reserves	XXX	XXX	92,859,490
3. Total (gross: direct + assumed)	3,257,334,598	3,226,101,669	4,596,114,204
4. Reinsurance Ceded	1,118,925,887	1,086,558,512	2,456,407,768
5. Total (net) (3) - (4)	$2,138,408,711	$2,139,543,157	$2,139,706,436

B. Separate Account with Guarantees

         Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	134,737,016	134,737,016	147,450,461
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	41,946,819,831	41,946,819,831	41,945,883,765
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	42,081,556,847	42,081,556,847	42,093,334,226
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$42,081,556,847	$42,081,556,847	$42,093,334,226

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$2,139,706,436
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	—
3. Exhibit 5, Disability - Active Lives Section, Total (net)	—
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	32,185,183
6. Subtotal	2,171,891,619
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$42,093,334,226
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	42,093,334,226
11. Combined Total ((6) and (10))	$44,265,225,845
Investments

Investments in unaffiliated bonds, other than asset-backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of amortized cost or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method . The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $260,782 and $365,007 excluded from surplus at December 31, 2025 and 2024.

Net realized capital gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7. The AVR balances were $228,965,957 and $250,517,374 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $262,738,984, and $112,707,866 respectively. The net capital losses captured in the IMR, net of taxes, in 2025 and 2024 were ($50,427,982) and ($105,042,228) respectively. The amount of income Amortized from the IMR net of taxes in 2025 and 2024 included in the Company’s Statements of Operations, was $9,656,820 and $15,876,816 respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. In July 2025, the Company entered into a reinsurance agreement resulting in the recapture of IMR balances totaling approximately $21,000,000. See Note 6 for additional information.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0 and $0 for the years ended December 31, 2025 and 2024, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $500,000 and $0 for the years ended December 31, 2025 and 2024, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025 and 2024, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

As of December 31, 2025 and 2024, the Company held no investments in real estate. In October 2023, the Company sold an office property real estate investment located in Maryland. Prior to the sale, the investment’s carrying value was written down to the estimated fair value. The fair value of the property was primarily determined by current market conditions and comparable property valuation. As a result of the write down and sale, the Company reported a total loss of approximately $4 million that was recorded in net realized capital gain (losses).

For certain derivative instruments accounted for in accordance with SSAP No. 86 - Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department and the New York State Department of Financial Services.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Adoption of Accounting Standards

Accounting Changes

For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in-force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company determined this constitutes a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.

The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $168.3 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $168.3 million reflected through Cumulative Effect of Change in Accounting Principles.

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $168 million of investments previously reported were reclassified. Of these investments, approximately $119 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $10 million unrealized loss to surplus.

In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 - Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

In 2024, the NAIC modified SSAP No. 94 – Low Income Housing Tax Credit Property Investments to clarify in-scope tax credit investments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

3. Investments

A. Components of Net Investment Income

	For the years ending December 31,
	2025	2024	2023
Interest income from bonds and short-term investments	$480,215,643	$521,170,433	$517,280,524
Interest income from affiliated bonds and short-term investments	27,604,728	18,775,452	—
Interest income from mortgage loans on real estate	45,516,848	50,128,505	57,556,177
Interest income from contract loans	94,583,888	98,832,123	90,242,765
Interest and dividends from other investments	64,420,097	49,902,724	21,411,422
Dividends from common and preferred stocks - unaffiliated	1,923,003	1,496,298	1,107,233
Dividends from common and preferred stocks - affiliated	8,546,001	275,000,000	94,800,000
Gross investment income	722,810,208	1,015,305,535	782,398,121
Less: Investment expenses	19,218,373	20,999,610	14,867,549
Less: Interest expense	3,753,296	7,548,297	—
Depreciation on real estate	—	—	141,892
Net investment income	$699,838,539	$986,757,628	$767,388,680

B. Components of Net Unrealized Capital Losses on Bonds and Short-Term Investments

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$101,422,333	$84,096,426	$135,371,936
Gross unrealized capital losses	(1,007,715,727)	(1,341,221,864)	(1,391,932,955)
Net unrealized capital losses	(906,293,394)	(1,257,125,438)	(1,256,561,019)
Balance, beginning of year	(1,257,125,438)	(1,256,561,019)	(1,819,080,946)
Change in net unrealized capital losses on bonds
and short-term investments	$350,832,044	$(564,419)	$562,519,927

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Components of Net Unrealized Capital Gains on Common and Preferred Stocks

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$1,227,418	$626,865,738	$891,957,177
Gross unrealized capital losses	(3,535,762)	(567,336)	(23,677)
Net unrealized capital gains	(2,308,344)	626,298,402	891,933,500
Balance, beginning of year	626,298,402	891,933,500	937,410,594
Change in net unrealized capital gains on
common and preferred stocks	$(628,606,746)	$(265,635,098)	$(45,477,094)

D. Components of Net Realized Capital Losses

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments	$(69,549,177)	$(138,055,266)	$(142,118,995)
Common stocks - unaffiliated	(500,000)	678,415	(16)
Common stocks - affiliated	711,450,153	4,807,959	—
Preferred stocks - unaffiliated	(200,836)	(1,106,459)	(8,445,735)
Mortgage loans on real estate	(5,311,855)	(9,919,244)	(15,644,478)
Real estate	—	—	(4,074,325)
Derivatives	(176,141,548)	(110,516,046)	(483,933,292)
Other invested assets	22,586,568	33,239,727	86,951,074
Other	15,248,955	—	—
Net realized capital losses	497,582,260	(220,870,914)	(567,265,767)
Tax benefit	65,066	(15,541,260)	(12,108,002)
Net realized capital losses, after tax	497,517,194	(205,329,654)	(555,157,765)
Less: Amounts transferred to IMR	(50,427,980)	(105,042,228)	(109,262,759)
Net realized capital losses, after tax	$547,945,174	$(100,287,426)	$(445,895,006)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments
Sale proceeds	$5,125,686,323	$6,046,287,816	$11,544,979,942
Gross realized capital gains on sales	11,295,373	8,104,587	5,652,309
Gross realized capital losses on sales	(80,855,752)	(146,139,816)	(143,481,440)
Unaffiliated common and preferred stock
Sale proceeds	8,248,727	27,745,931	35,454,986
Gross realized capital gains on sales	—	678,415	2,850
Gross realized capital losses on sales	(700,836)	(1,106,459)	(8,448,603)

Additionally, for the years ended December 31, 2025, 2024 and 2023, there was $601,900, $4,223,668 and ($608,305) of investment (expense) / income generated on 15, 27 and 48 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features or tenders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department and the New York State Department of Financial Services.
Interest rate, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Strategies

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $56,468,938 and $157,318,425 respectively. The Company did not have any unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate and index swaps	$125,000	$(10,540)	$—	$125,000	$(16,069)	$—
Foreign currency swaps	41,208	4,941	4,486	37,150	8,430	9,075
Replication transactions
Credit default swaps	50,000	1,133	1,138	—	—	—
Interest rate swaps	440,000	(124,381)	60	440,000	(127,971)	60
Other investment and/or Risk Management activities
Interest rate and index swaps, swaptions	447,000	(104,384)	(104,384)	447,000	(80,539)	(80,539)
Macro hedge program	10,918,857	111,104	111,104	10,351,579	74,120	74,120
Total	$12,022,065	$(122,127)	$12,404	$11,400,729	$(142,029)	$2,716

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions to reproduce the investment characteristics of permissible investments.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$3,800	$2,968	$4,286
Interest rate swaps and swaptions	—	—	(4,673)
Foreign currency swaps	—	1,285	(385)
Macro hedge program	(154,502)	(114,769)	(483,208)
Total	$(150,702)	$(110,516)	$(483,980)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments and liabilities. In addition, the Company may enter into foreign currency swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2025:

December 31, 2025
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]
Investment grade risk exposure	$50,000	$1,133	$1,138	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$50,000	$1,133	$1,138				$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

As of December 31, 2024, the Company did not enter into any credit default swap contracts.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2025 and 2024 the Company had no losses on derivative instruments due to counterparty nonperformance.

Hedge Accounting

Effective January 1, 2022, the Company designated the hedging relationship described below under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business, including related minimum benefit guarantees, that is sensitive to interest rate movement. The hedged portion of the block is reviewed on a monthly basis and the hedge effectiveness is measured quarterly based on the ratio of the percentage change in asset interest rate risk (rho) compared to the percentage change in the liability interest rate risk (rho). The related hedging instrument is a portfolio of interest rate derivatives which follows a semi-static hedging strategy. Changes in interest rates impact the present value of the future product cash flows.

The Company will recognize a deferred asset within Other assets or a deferred liability within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the liability. The deferred asset or liability will then be amortized over the timeframe required under SSAP No. 108, which is the Macaulay duration of guarantee benefit cash flows, or approximately 8 years.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The hedging strategy is compliant with VM-21 and meets all the criteria to be defined as a clearly defined hedging strategy as required by SSAP No. 108. The Company periodically revises its hedging position to reflect reinsurance transactions entered into. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

Recognition of Gains (Losses) and Deferred Assets and Liabilities

2025
Net deferred balance - beginning of year	$(151,421,777)
Current Year Amortization	(21,850,379)
Current Year Deferred Recognition	48,355,419
Ending Deferred Balance [1-(2+3)]	$(177,926,817)

The net deferred balances will amortize over the next 8 years, as shown below;

Scheduled Amortization
Amortization Year	Deferred assets	Deferred liabilities
2026	(58,293,952)	30,056,201
2027	(58,293,952)	30,056,201
2028	(58,293,952)	30,056,201
2029	(58,293,952)	30,056,201
2030	(53,968,357)	30,056,201
2031	(42,203,544)	23,048,284
2032	(23,567,153)	8,046,128
2033	(6,981,529)	594,157
2034	—	—
Total	$(359,896,391)	$181,969,574
Total Deferred Balance		$(177,926,817)

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. ~~As of~~ December 31, 2025 and 2024The following table discloses the Company’s investment exposure as of December 31, 2025 to any credit concentration risk of a single issuer greater than 10% of the Company’s capital and surplus, other than the U.S. government and certain U.S. government agencies and wholly-owned subsidiaries:

Issuer	Market Value
PIMCO Private Income Fund Onshore Feeder LLC	$180,000,000
PIMCO Commercial Real Estate Debt Fund II Rated Note Vehicle I LP	$146,322,810
AG ABC Structure Note LP (Equity)	$143,258,514

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$1,211,277,728	$2,797,682	$(237,831,544)	$976,243,866
-Guaranteed and sponsored - asset-backed	39,747,857	1,486,749	(4,845,644)	36,388,962
All other corporate - excluding asset-backed	7,183,771,858	113,127,435	(757,539,551)	6,539,359,742
All other corporate - asset-backed	2,229,352,904	16,324,730	(39,823,918)	2,205,853,716
Cash equivalents and short-term investments	827,142,569	56,238	—	827,198,807
Cash equivalents and short-term investments affiliated	$600,000,000	$—	$—	$600,000,000
Total bonds, cash equivalents and short-term investments	$12,091,292,916	$133,792,834	$(1,040,040,657)	$11,185,045,093

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,270,985	$813,768	$(3,000,000)	$6,084,753
Common stocks - affiliated				—
Total common stocks	$8,270,985	$813,768	$(3,000,000)	$6,084,753

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$17,853,136	$479,705	$(160,881)	$18,171,960
Total preferred stocks	$17,853,136	$479,705	$(160,881)	$18,171,960

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$807,740,217		$(233,086,862)	$574,653,355
-Guaranteed and sponsored - asset-backed	48,405,296	685,079	(8,290,982)	40,799,393
States, municipalities and political subdivisions	490,670,941	1,306,666	(80,894,597)	411,083,010
International governments	290,803,138	717,944	(32,604,783)	258,916,299
All other corporate - excluding asset-backed	7,057,350,573	87,435,784	(912,222,338)	6,232,564,019
All other corporate - asset-backed	1,970,849,171	12,445,242	(89,005,392)	1,894,289,021
Hybrid securities	122,262,717	718,158	(4,473,017)	118,507,858
Cash equivalents and short-term investments	570,389,479	146,015	—	570,535,494
Cash equivalents and short-term investments affiliated	400,000,000	—	—	400,000,000
Total bonds, cash equivalents and short-term investments	$11,758,471,532	$103,454,888	$(1,360,577,971)	$10,501,348,449

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,771,425	$813,766		$9,585,191
Common stocks - affiliated	1,000,001	625,632,213	—	626,632,214
Total common stocks	$9,771,426	$626,445,979	$—	$636,217,405

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$21,626,294	$459,857	$(607,437)	$21,478,714
Total preferred stocks	$21,626,294	$459,857	$(607,437)	$21,478,714

The statement value and estimated fair value of bonds and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

		Estimated
	Statement	Fair
Maturity	Value	Value
Due in one year or less	$1,669,023,869	$1,665,334,544
Due after one year through five years	2,232,622,669	2,165,812,169
Due after five years through ten years	2,573,951,676	2,505,933,945
Due after ten years	5,092,469,847	4,324,728,011
Total	$11,568,068,061	$10,661,808,669

At December 31, 2025 and 2024, securities with a statement value of $4,458,580 and $4,451,248 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

Lending Rates	2025	2024
Maximum	7.87%	—%
Minimum	7.02%	—%

The Company did not issue any new commercial mortgage loans in 2025. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 83.45% and 83.45%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loans on real estate total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were impaired loans with related allowances for credit losses of $6,140,000 and $0 respectively; with interest income recognized during the period the loans were impaired of $0 and $0, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
I. Restructured Debt in which the Company is a Creditor

The Company had no restructured commercial mortgage loans during the year ended December 31, 2025. The Company had one restructured commercial mortgage loans during the year ended December 31, 2024. The loan had a book/adjusted carry value of $5 million and generated a realized capital loss of $656,472. The loans had extensions on the maturity date and no loss was incurred. The Company had two restructured commercial mortgage loans during the year ended December 31, 2023. The loans had extensions on the maturity date and no loss was incurred.

J. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $9,978,973 and $401,144 for the years ended December 31, 2025 and 2024, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The bilateral agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in Payable for repurchase agreements in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $190,190,711 and $202,976,149 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $181,755,548 with a contractual maturity less than 1 year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $181,755,548 with a maturity date less than 360 days as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $191,040,364 and $208,842,418 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $182,083,180 with a contractual maturity less than 1 year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $182,083,180 with a maturity date less than 360 days as of December 31, 2024.

Reinvested proceeds from repurchase agreements transactions consist of US government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for repurchase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
agreements, included within the Company's short-term investments, as of December 31, 2025, 2024, and 2023 was $0, with a fair value of $0 and $0, respectively.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $261,228,338 and $144,760,465 respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $297,847,866 and $291,386,675, respectively, as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $13,159,551 and $54,655,000 respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company accepted securities collateral of $0 and $0 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with the contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

The following tables present amortized cost or statement value, fair value and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

As of December 31, 2025	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$294,523	$288,872	$(5,651)	$657,880	$425,699	$(232,181)	$952,403	$714,571	$(237,832)
Guaranteed & sponsored - asset-backed	338	334	(4)	36,782	31,940	(4,842)	37,120	32,274	(4,846)
States, municipalities & political subdivisions	10,490	10,371	(119)	352,421	296,263	(56,158)	362,911	306,634	(56,277)
International governments	51,046	50,138	(908)	99,588	78,672	(20,916)	150,634	128,810	(21,824)
All other corporate - excluding asset-backed	557,532	536,713	(20,819)	4,632,487	3,973,868	(658,619)	5,190,019	4,510,581	(679,438)
All other corporate - asset-backed	367,582	359,907	(7,675)	336,708	304,558	(32,150)	704,290	664,465	(39,825)
Total fixed maturities	1,281,511	1,246,335	(35,176)	6,115,866	5,111,000	(1,004,866)	7,397,377	6,357,335	(1,040,042)
Preferred stocks -unaffiliated	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total stocks	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total securities	$1,282,537	$1,247,361	$(35,176)	$6,123,148	$5,118,282	$(1,004,866)	$7,405,685	$6,365,643	$(1,040,042)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$178,702	$175,217	$(3,485)	$629,038	$399,436	$(229,602)	$807,740	$574,653	$(233,087)
Guaranteed & sponsored - asset-backed	5,791	4,601	(1,190)	41,167	34,066	(7,101)	46,958	38,667	(8,291)
States, municipalities & political subdivisions	34,281	31,709	(2,572)	420,473	342,151	(78,322)	454,754	373,860	(80,894)
International governments	162,342	155,501	(6,841)	95,203	69,439	(25,764)	257,545	224,940	(32,605)
All other corporate - excluding asset-backed	894,540	845,785	(48,755)	5,243,042	4,379,596	(863,446)	6,137,582	5,225,381	(912,201)
All other corporate - asset-backed	206,502	203,074	(3,428)	751,813	666,215	(85,598)	958,315	869,289	(89,026)
Hybrid securities	11,701	11,423	(278)	86,220	82,025	(4,195)	97,921	93,448	(4,473)
Total fixed maturities	1,493,859	1,427,310	(66,549)	7,266,956	5,972,928	(1,294,028)	8,760,815	7,400,238	(1,360,577)
Preferred stocks -unaffiliated	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total stocks	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total securities	$1,494,552	$1,427,985	$(66,567)	$7,281,632	$5,987,015	$(1,294,617)	$8,776,184	$7,415,000	$(1,361,184)

The Company holds no affiliated common stocks as of December 31, 2025. For affiliated common stocks, as of December 31, 2024, the Company directly held 100% of the common stocks of two life insurance subsidiaries, TLA and TIL, reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus at the subsidiaries’ underlying statutory capital and surplus. The following discussion refers to the data presented in the table above, excluding affiliated common stocks.

As of December 31, 2025, fixed maturities, comprised of 2,086 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily in U.S. government securities, corporate securities in the utility, industrial & financial services sector, and mortgage backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 58% of these securities were depressed less than 20% of amortized cost. The fixed maturities' unrealized losses did not significantly change during 2025.

Most of the securities depressed for twelve months or more relate to U.S. government securities, mortgage backed securities, and corporate securities in the utility, industrial & financial services sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

M. Asset Backed Securities OTTI

For the year ended December 31, 2025, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
N. 5GI Securities

	Number of 5* Securities		Aggregate Bonds at Carrying Value		Aggregate Fair Value
Investment	2025	2024	2025	2024	2025	2024
(1) Bonds - AC	—	—	$—	$—	$—	$—
(3) Preferred Stock - AC	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000
(4) Preferred Stock - FV	—	—		—		—
(5) Total (1+2+3+4)	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligor is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.

For the exceptions listed, either the required audited financials were received too late for valuation timing or the company is no longer producing them.  All of the required documentation was filed with the SVO and the 5* was assigned by the SVO.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31, 2025 and 2024:

As of December 31, 2025
(Amounts in thousands)		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Preferred stocks - unaffiliated	$—	$2,968	$11,877	$—	$14,845
	Common stocks - unaffiliated	—	—	6,085	—	6,085
	Cash equivalents	523,225	—	—	—	523,225
	Total bonds and stocks	523,225	2,968	17,962	—	544,155
	Derivative assets
	Macro hedge program	2,500	266,178	—	—	268,678
	Total derivative assets	2,500	266,178	—	—	268,678
	Separate Account assets [1]	29,428,518	39,464,010	40,077	—	68,932,605
	Total assets accounted for at fair value	$29,954,243	$39,733,156	$58,039	$—	$69,745,438
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$53,830	$50,553	$—	$104,383
	Macro hedge program	6,383	151,191	—	—	157,574
	Total liabilities accounted for at fair value	$6,383	$205,021	$50,553	$—	$261,957

[1] Excludes approximately $1.2 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2024
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value:
	Preferred stocks - unaffiliated	$—	$10,683	$10,796	$—	$21,479
	Common stocks - unaffiliated	—	—	9,585	—	9,585
	Cash equivalents	491,413	—	—	—	491,413
	Total bonds and stocks	491,413	10,683	20,381	—	522,477
	Derivative assets
	Interest rate derivatives	—	—	—	—	—
	Macro hedge program	4,771	—	143,466	—	148,237
	Total derivative assets	4,771	—	143,466	—	148,237
	Separate Account assets [1]	29,211,193	35,496,138	54,887	—	64,762,218
	Total assets accounted for at fair value	$29,707,377	$35,506,821	$218,734	$—	$65,432,932
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(51,721)	(28,819)	—	(80,540)
	Macro hedge program	—	(55,059)	(14,287)	—	(69,346)
	Total liabilities accounted for at fair value	$—	$(106,780)	$(43,106)	$—	$(149,886)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
[1] Excludes approximately $1.8 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

Bonds, Asset Backed Securities and Stocks

The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are issuer credit obligations. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Primary inputs for privately traded equity securities are internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits.

Separate Account Assets

Guaranteed Separate Account investments for bonds, stocks, mortgage loans and limited partnerships are valued in the same manner, and using the same pricing sources and inputs, as the invested assets held in the General Account of the Company. Non-guaranteed Separate Account assets are primarily invested in mutual funds but also have investments in bonds, stocks, mortgage loans, limited partnerships and other alternative investments. Non-guaranteed Separate Account investments in mutual funds are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Non-guaranteed Separate Account investments in bonds, stocks mortgage loans, limited partnerships and other alternative investments are generally valued by a third party accounting agent in the same manner using the same independent pricing service as the invested assets held in the General Account of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	December 31, 2025
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [6]	Maximum [6]	Weighted Average [2] [6]	Impact of Increase in Input on Fair Value [3]
CMBS [4]	206	Discounted cash flows	Spread	85 bps	85 bps	85 bps	Decrease
Corporate [5]	624,741	Discounted cash flows	Spread	49 bps	775 bps	188 bps	Decrease
ABS	98,887	Discounted cash flows	Spread	72 bps	675 bps	449 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [7]	Maximum [7]	Weighted Average [2] [7]	Impact of Increase in Input on Fair Value [3]
Corporate [5]	770,846	Discounted cash flows	Spread	(3) bps	502 bps	186 bps	Decrease
Short term investments	62,144	Discounted cash flows	Spread	619 bps	1067 bps	694 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]     Decrease for above market rate coupons and increase for below market rate coupons.
[7]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Free Standing Derivatives	Fair Value [1]	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [2]
Interest rate swaptions	67,517	Option model	Interest rate volatility	13.7%	54.6%	Increase
Equity options [3]	(20,377)	Option model	Equity volatility	0.8%	0.9%	Increase

[1]     Includes General Account amounts only, as Separate Account derivative amounts are not significant.
[2]     The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

The tables above exclude the portion of asset-backed securities, collateralized loan obligations, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, increases in these inputs would generally cause fair values to decrease. For the years ended December 31, 2025 and 2024, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provide a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2025	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2025
Assets
Preferred stocks - unaffiliated	$10,796	$—	$—	$—	$(6)	$1,287	$(200)	$—	$11,877
Common stocks - unaffiliated	9,585	—	—	—	(3,500)	—	—	—	6,085
Total bonds and stocks	20,381	—	—	—	(3,506)	1,287	(200)	—	17,962
Derivatives
Macro hedge program	129,180	—	(129,180)	—	—	—	—	—	—
Total derivatives [3]	129,180	—	(129,180)	—	—	—	—	—	—
Separate Accounts	54,887	7,689	(12,060)	(336)	837	13,259	(10,419)	(13,781)	40,076
Total assets	$204,448	$7,689	$(141,240)	$(336)	$(2,669)	$14,546	$(10,619)	$(13,781)	$58,038
Liabilities
Derivatives
Interest rate derivatives	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)
Total derivatives [3]	(28,818)	—	—	—	(21,735)	—	—	—	(50,553)
Total liabilities	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2024	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2024
Assets
Preferred stocks - unaffiliated	$10,097	$—	$—	$—	$6	$693	$—	$—	$10,796
Common stocks - unaffiliated	9,694	—	—	678	41	—	(828)	—	9,585
Total bonds and stocks	19,791	—	—	678	47	693	(828)	—	20,381
Derivatives
Macro hedge program	194,159	—	—	—	(131,480)	66,341		160	129,180
Total derivatives [3]	194,159	—	—	—	(131,480)	66,341	—	160	129,180
Separate Accounts	114,340	422	(8,524)	(570)	404	23,961	(67,904)	(7,243)	54,887
Total assets	$328,290	$422	$(8,524)	$108	$(131,029)	$90,995	$(68,732)	$(7,083)	$204,448
Liabilities
Derivatives
Interest rate derivatives	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)
Total derivatives [3]	(11,127)	—	—	—	(17,691)	—	—	—	(28,818)
Total liabilities	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below reflect the fair values and admitted values of all assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships).

(Amounts in thousands)	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Issuer credit obligations	$7,108,138	$7,983,972	$—	$6,414,684	$693,454	$—	$—
Asset backed securities - unaffiliated	2,547,697	2,578,990	—	2,014,395	533,302	—	—
Asset backed securities - affiliated	102,012	101,189	—	51,702	50,310	—	—
Preferred stocks - unaffiliated	17,853	17,853	—	5,976	11,877	—	—
Common stocks - unaffiliated	6,085	6,085	—	—	6,085	—	—
Mortgage loans	893,146	940,275	—	—	893,146	—	—
Cash, cash equivalents and short-term investments - unaffiliated	967,100	967,043	663,126	303,214	760	—	—
Cash, cash equivalents and short-term investments - affiliated	600,000	600,000	—	—	600,000	—	—
Derivative related assets	275,417	275,251	2,500	272,917	—	—	—
Contract loans	1,516,022	1,516,022	—	—	1,516,022	—	—
Surplus debentures	55,921	56,555	—	55,921	—	—	—
Capital Notes	13,461	12,494	—	13,461	—	—	—
Debt securities without credit enhancement	79,001	79,001	—	79,001	—	—	—
Residual tranches fixed income	139,788	112,924	—	19,244	120,544	—	—
Separate Account assets [1]	68,932,605	68,932,605	29,428,518	39,464,010	40,077	—	—
Total assets	$83,254,246	$84,180,259	$30,094,144	$48,694,525	$4,465,577	$—	$—
Liabilities
Liability for deposit-type contracts	$(95,566)	$(102,315)	$—	$—	$(95,566)	$—	$—
Derivative related liabilities	(397,544)	(262,847)	(6,383)	(340,608)	(50,553)	—	—
Separate Account liabilities	(68,932,605)	(68,932,605)	(29,428,518)	(39,464,010)	(40,077)	—	—
Total liabilities	$(69,425,715)	$(69,297,767)	$(29,434,901)	$(39,804,618)	$(186,196)	$—	$—
[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.2 billion as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$9,439,776	$10,698,503	$—	7,863,405	$1,576,371	$—	$—
Bonds - affiliated	91,036	89,579	—	38,003	53,033	—	—
Preferred stocks – unaffiliated	21,479	21,479	—	10,683	10,796	—	—
Common stocks – unaffiliated	9,585	9,585	—	—	9,585	—	—
Mortgage loans	992,013	1,088,431	—	—	992,013	—	—
Cash and short-term investments - unaffiliated	934,333	934,187	855,210	16,979	62,144	—	—
Cash, cash equivalents and short-term investments - affiliated	400,000	400,000	—	—	400,000	—	—
Derivative related assets	156,668	157,372	—	9,135	143,466	—	—
Contract loans	1,475,217	1,475,217	—	—	1,475,217	—	—
Surplus debentures	45,488	46,125	—	34,887	10,601	—	—
Separate Account assets [1]	64,762,218	64,762,218	29,211,193	35,496,138	54,887	—	—
Total assets	$78,327,813	$79,682,696	$30,066,403	$43,469,230	$4,788,113	$—	$—
Liabilities
Liability for deposit–type contracts	$(102,746)	$(102,746)	$—	$—	$(95,885)	$—	$—
Derivative related liabilities	(293,926)	(149,886)	—	(106,780)	(43,106)	—	—
Separate Account liabilities	(64,762,218)	(64,762,218)	(29,211,193)	(35,496,138)	(54,887)	—	—
Total liabilities	$(65,158,890)	$(65,014,850)	$(29,211,193)	$(35,602,918)	$(193,878)	$—	$—

[1]    Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.8 billion as of December 31, 2024.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

Fair values of liability for deposit-type contracts were estimated using average discounted cash flow calculations and current market interest rates.

The carrying amounts of the Separate Account liabilities approximate their fair values.

At December 31, 2025 and 2024, the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
5. Income Taxes

A.    The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$247,250,601	$16,345,262	$263,595,863
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	247,250,601	16,345,262	263,595,863
	(d)	Deferred tax assets nonadmitted	172,679,563	—	172,679,563
	(e)	Subtotal net admitted deferred tax assets	74,571,038	16,345,262	90,916,300
	(f)	Deferred tax liabilities		38,853,987	38,853,987
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$74,571,038	$(22,508,725)	$52,062,313

2				2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	50,129,983	1,932,330	52,062,313
		(1) DTAs expected to be realized after the balance sheet date	50,129,983	1,932,330	52,062,313
		(2) DTAs allowed per limitation threshold	XXX	XXX	197,912,093
	(c)	DTAs offset against DTLs	24,441,055	14,412,932	38,853,987
	(d)	DTAs admitted as a result of application of SSAP No. 101	$74,571,038	$16,345,262	$90,916,300

3	(a)	Ratio % used to determine recovery period and threshold limitations	796%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,319,413,952

4			2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$247,250,601	$16,345,262
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$74,571,038	$16,345,262
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.6%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2024
			Ordinary	Capital	Total
	(a)	Gross DTA	$240,597,867	$7,165,253	$247,763,120
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	240,597,867	7,165,253	247,763,120
	(d)	Deferred tax assets nonadmitted	107,426,589	—	107,426,589
	(e)	Subtotal net admitted deferred tax assets	133,171,278	7,165,253	140,336,531
	(f)	Deferred tax liabilities	6,187,906	53,752,802	59,940,708
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$126,983,372	$(46,587,549)	$80,395,823

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2				2024
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	76,759,410	3,636,413	80,395,823
		(1) DTAs expected to be realized after the balance sheet date	76,759,410	3,636,413	80,395,823
		(2) DTAs allowed per limitation threshold	XXX	XXX	248,920,801
	(c)	DTAs offset against DTLs	56,411,868	3,528,840	59,940,708
	(d)	DTAs admitted as a result of application of SSAP No. 101	$133,171,278	$7,165,253	$140,336,531

3	(a)	Ratio % used to determine recovery period and threshold limitation	934%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,659,472,009

4			2024
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$240,597,867	$7,165,253
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$133,171,278	$7,165,253
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.7%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				Change During 2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$6,652,734	$9,180,009	$15,832,743
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	6,652,734	9,180,009	15,832,743
	(d)	Deferred tax assets nonadmitted	65,252,974	—	65,252,974
	(e)	Subtotal net admitted deferred tax assets	(58,600,240)	9,180,009	(49,420,231)
	(f)	Deferred tax liabilities	(6,187,906)	(14,898,815)	(21,086,721)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(52,412,334)	$24,078,824	$(28,333,510)

2				Change During 2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(26,629,427)	(1,704,083)	(28,333,510)
		(1) DTAs expected to be realized after the balance sheet date	(26,629,427)	(1,704,083)	(28,333,510)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(51,008,708)
	(c)	DTAs offset against DTLs	(31,970,813)	10,884,092	(21,086,721)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(58,600,240)	$9,180,009	$(49,420,231)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(138)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(340,058,057)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4			Change During 2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$6,652,734	$9,180,009
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(58,600,240)	$9,180,009
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(0.1)%	—%

B.     DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax expense are as follows:
			2025	2024	Change
	(a)	Federal	$70,131,201	$(10,501,277)	$80,632,478
	(b)	Foreign	—	—	—
	(c)	Subtotal	70,131,201	(10,501,277)	80,632,478
	(d)	Federal income tax on net capital gains	65,066	(15,541,260)	15,606,326
	(e)	Utilization of capital loss carryforwards		—	—
	(f)	Other		—	—
	(g)	Federal and foreign income taxes incurred	$70,196,267	$(26,042,537)	$96,238,804

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2025	2024	Change
	DTA: Ordinary
	Policyholder Reserves	$182,563,766	$160,316,504	$22,247,262
	Deferred acquisition costs	56,120,626	43,432,788	12,687,838
	Compensation and benefits	1,140,405	287	1,140,118
	Investments	4,344,734	—	4,344,734
	Net operating loss carryforward		23,066,996	(23,066,996)
	Tax credit carryforward		10,533,841	(10,533,841)
	Other	3,081,070	3,247,451	(166,381)
	Subtotal: DTA ordinary	247,250,601	240,597,867	6,652,734
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	247,250,601	240,597,867	6,652,734
	Nonadmitted ordinary DTA	172,679,563	107,426,589	65,252,974
	Admitted ordinary DTA	74,571,038	133,171,278	(58,600,240)

DTA: Capital
Investments	5,400,926	7,165,253	(1,764,327)
Capital loss carryforward	10,944,336	—	10,944,336
Subtotal: DTA capital	16,345,262	7,165,253	9,180,009
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	16,345,262	7,165,253	9,180,009
Nonadmitted capital DTA	—		—
Admitted capital DTA	16,345,262	7,165,253	9,180,009
Total Admitted DTA	$90,916,300	$140,336,531	$(49,420,231)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary
Investments		$5,722,037	$(5,722,037)
Policyholder reserves		465,869	(465,869)
Gross DTL ordinary	—	6,187,906	(6,187,906)
DTL: Capital
Investments	38,853,987	53,752,802	(14,898,815)
Gross DTL capital	38,853,987	53,752,802	(14,898,815)
Total DTL	38,853,987	59,940,708	(21,086,721)
Net adjusted DTA/(DTL)	$52,062,313	$80,395,823	$(28,333,510)
Adjust for the change in deferred tax on unrealized gains (losses)			(21,536,769)
Adjust for the change in nonadmitted deferred tax			65,252,974
Other adjustments
Adjusted change in net deferred Income Tax			$15,382,695

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2025	income	2024	income	2023	income
	Tax effect	$804,369,002	Tax effect	$505,103,980	Tax effect	$90,970,168
Statutory tax	$168,917,490	21.00%	$106,071,836	21.00%	$19,103,735	21.00%
Tax preferred investments	(12,498,932)	(1.55)%	(16,011,938)	(3.17)%	(17,443,389)	(19.17)%
Affiliated dividends	(1,794,660)	(0.22)%	(57,750,000)	(11.43)%	(19,908,000)	(21.88)%
VA hedge losses reported in surplus	(15,588,291)	(1.94)%	(25,249,269)	(5.00)%	(5,807,449)	(6.38)%
Interest maintenance reserve	31,421,468	3.91%	(23,001,653)	(4.55)%	(32,150,963)	(35.34)%
Removal of subsidiary	(148,875,543)	(18.51)%	—	—%	—	—%
Prior period adjustment	(185,967)	(0.02)%	369,078	0.07%	641,987	0.71%
SSAP 108	10,908,330	1.36%	22,240,474	4.40%	(3,530,268)	(3.88)%
Change in deferred tax on non-admitted assets	(48,029)	(0.01)%	(31,162)	(0.01)%	683,186	0.75%
Deferred gain	32,983,292	4.10%	—	—%	—	—%
Foreign related investments	(2,040,388)	(0.25)%	(2,060,197)	(0.41)%	(2,078,941)	(2.29)%
Amortization of inception gain	(4,396,527)	(0.55)%	(4,001,300)	(0.79)%	(4,001,300)	(4.40)%
All other	(3,988,671)	(0.50)%	(260,393)	(0.05)%	76,227	0.07%
Total statutory income tax	54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%
Federal and foreign income taxes incurred	70,196,267	8.73%	(26,042,537)	(5.16)%	(34,626,869)	(38.06)%
Change in net deferred income taxes	(15,382,695)	(1.91)%	26,358,013	5.22%	(29,788,306)	(32.75)%
Total statutory income tax	$54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%

E.     Operating loss and tax credit carryforwards and protective tax deposits

1.    At December 31, 2025, the Company had $0 of net operating loss carryforwards, $0 of foreign tax credit carryovers, and $52,115,886 of capital loss carryforwards which expire 2030.

2.    The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	$—
2024	$—
2023	$—

3.    The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

F.     Consolidated Federal Income Tax Return

1.    For the period ended July 1, 2025, the Company's federal income tax return was included in a consolidated tax return with its former direct parent, TR Re, Ltd. and TR Re's subsidiaries.
The Company will file a stand alone federal income tax return for the period July 2, 2025 - December 31, 2025.

2.Federal Income Tax Allocation
    For the period ended December 31, 2025, the allocation of tax was subject to a written agreement with the Company's former direct parent, TR Re, Ltd.

G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

Not Applicable.

H.     Repatriation Transition Tax (RTT)

Not Applicable.

I.     Alternative Minimum Tax (AMT) Credit

Not Applicable.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $330,945,261 and $212,893,157 respectively, as of December 31, 2025 and $379,802,153 and $132,234,205 respectively, as of December 31, 2024. The amount of funds held by or deposited with reinsured companies were $1,889,605,649 and $0 in 2025 and 2024, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The effect of reinsurance as of and for the years ended December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,035,478,877	$9,910,450,192	$(6,866,571,656)	$16,079,357,413
Liability for deposit-type contracts	1,823,038,126	8,871,485	(1,729,594,279)	102,315,332
Policy and contract claim liabilities	515,526,007	1,046,054	(127,571,649)	389,000,412
Premium and annuity considerations	891,399,589	30,620,073,457	5,118,808,556	36,630,281,602
Annuity benefits	495,899,933	244,702,297	(302,465,345)	438,136,885
Death, disability and other benefits	1,034,365,472	943,367	(274,138,481)	761,170,358
Surrenders and other fund withdrawals	3,467,270,390	3,629,753,865	(3,271,745,633)	3,825,278,622

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,611,764,450	$7,703,829,719	$(7,869,047,857)	$13,446,546,312
Liability for deposit-type contracts	2,127,474,748	—	(2,024,728,424)	102,746,324
Policy and contract claim liabilities	489,688,077	1,284,736	(234,868,076)	256,104,737
Premium and annuity considerations	860,119,152	678,191,431	(1,392,994,595)	145,315,988
Annuity benefits	515,181,364	131,565,131	(362,818,039)	283,928,456
Death, disability and other benefits	915,079,708	499,625	(357,401,021)	558,178,312
Surrenders and other fund withdrawals	3,802,186,733	2,837,118,040	(3,930,561,132)	2,708,743,641

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,208,511,796	$8,126,479,430	$(8,364,298,448)	$13,970,692,778
Liability for deposit-type contracts	2,350,836,319	—	(2,239,729,676)	111,106,643
Policy and contract claim liabilities	482,611,811	1,099,989	(237,755,297)	245,956,503
Premium and annuity considerations	903,410,180	761,984,581	(1,514,084,023)	151,310,738
Annuity benefits	529,234,225	91,726,616	(346,344,200)	274,616,641
Death, disability and other benefits	1,119,448,314	992,423	(508,185,382)	612,255,355
Surrenders and other fund withdrawals	4,245,622,894	2,075,605,449	(4,121,691,675)	2,199,536,668

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

As of December 31, 2025, the Company has three reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $4.7 billion for Massachusetts Mutual Life Insurance Company offset by $4.7 billion of market value of assets held in trust, for a net exposure of $0, reserve credits totaling $2.4 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.4 billion and reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company offset by $2.3 billion of market value of assets held in trust, for a net exposure of $0. As of December 31, 2024, the Company had four reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations which were actively monitored are as follows: reserve credits totaling $5.3 billion for Massachusetts Mutual Life Insurance Company offset by $4.9 billion of market value of assets held in trust, for a net exposure of $0.4 billion, reserve credits totaling $2.5 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.5 billion, reserve credits totaling $2.6 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for a net exposure of $0 and reserve credits totaling $0.6 billion for TR

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Re offset by $0.7 billion of market value of assets held in trust, for a net exposure of $0. Additionally, the Company has liabilities for funds held under coinsurance with multiple reinsurers of $130,711,211 and $301,025,342 as of December 31, 2025 and 2024, respectively. The liabilities are included as a component of Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $5,048,554 in 2025, a decrease of $164,988 from the 2024 balance of $5,213,542. The total amount of reinsurance credits taken for this agreement were $6,390,574 in 2025, an decrease of $208,846 from the 2024 balance of $6,599,420.

On December 1, 2025, the Company entered into and closed on a reinsurance agreement with Metropolitan Life Insurance Company to reinsure $10 billion in variable annuity liabilities, comprised of general account funds withheld coinsurance reserves of $1.6 billion and separate account modified coinsurance reserves of $8.4 billion.  The Company paid a ceding commission of $313 million and recognized a deferred gain on reinsurance on this transaction totaling $157 million in Surplus, after tax, which will be amortized into income on a straight-line basis over 9 years.  The initial IMR assumed in the transaction was immaterial.

As a result of the Company entering into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. in 2022, the Company recognized a deferred gain on reinsurance totaling $73.5 million, after tax, which is being amortized on a straight line basis over 9 years. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $8.2 million in 2025, 2024 and 2023, respectively. As part of this transaction, the Company assumed administration of the 40,710 variable annuity contracts in 2024 that comprise this block.

In 2018, the Company entering into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $174 million, after tax, was deferred and the remaining unamortized amount is included in surplus as a component of Unassigned Funds on the Company’s Statements of Liabilities, Surplus and Other Funds, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $10.9 million in 2025, 2024, and 2023, respectively.

The Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America (“Allianz”), which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company assumed 100% of a certain block of fixed indexed annuities and 5% of another block of fixed indexed annuities on a coinsurance basis. Under the terms of the reinsurance agreement, the Company will pay Allianz an expense allowance to continue to administer the reinsured business. In addition, under the reinsurance agreement, Allianz will perform hedging services on behalf of the Company and will purchase options to hedge the associated market risks for the underlying reserves. The Company will pay Allianz an upfront cost for the options contract and will receive an index credit payoff at the end of such options contract. The Company will record the outstanding balances related to such options through funds held by or deposited with reinsured companies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

B. Reinsurance with Affiliates

The Company entered into an affiliated retrocession agreement with its affiliate, TR Re, an unauthorized reinsurer, which was effective October 1, 2022, and implemented December 30, 2022. Pursuant to such retrocession agreement, the Company retroceded, on a modified coinsurance (“Modco”) basis, 75% of fixed indexed annuities that it assumed pursuant to a reinsurance contract which was effective October, 2021 and implemented December, 2021, and a reinsurance contract entered into in July, 2022 with an unaffiliated insurer. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling approximately $6.0 billion (offset by Modco ceded adjustments). Related interest maintenance reserve amortization will be included in the quarterly reinsurance settlement. TR Re will pay a ceding commission during the period starting January 1, 2023, to December 1, 2029. As a result of the transaction, the Company recognized no material change to surplus.

On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded recaptured insurance reserves totaling $537 million previously ceded on a coinsurance funds withheld basis, interest maintenance reserve balances totaling $188 million, and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $726 million. The Company also recorded negative ceded premiums totaling $6.2 billion, partially offset by reserve adjustments on reinsurance of $5.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $30 million (before tax).

On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TLA (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company assumed certain variable annuity and payout reserves from TLA. As a result, the Company recorded insurance reserves totaling $1.1 billion assumed on a coinsurance basis and IMR balances totaling approximately $21 million. The Company also recorded assumed premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves assumed on a modified coinsurance basis. Additionally, the Company paid a ceding commission of $300 million (before tax) to TLA and recorded an after-tax loss of $237 million.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and dividend payments. In 2025, substantially all general insurance expenses related to the affiliates, including rent and benefit plan expenses, are initially paid by the Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $71,506,827 and $40,480,763, respectively, as receivables from parent, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. The Company reported no payables to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements.

Effective March 31, 2025, TL entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TLA) lending and borrowing amount permitted under the agreement for the Company is $1 billion.

On December 31, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On December 31, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On November 17, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On September 30, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest.

On September 30, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On March 31, 2025, TL loaned $100 million to TFG per the cash management agreement. The interest rate of this loan was 4.9169% and the maturity date was July 9, 2025. On June 5, 2025, this loan was repaid plus accrued interest.

Effective September 21, 2022, TL entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, Talcott Life Re, Ltd ("TLR") and Talcott Life & Annuity Re, Ltd ("TLAR"). TL may lend a total of $500 million in aggregate to the affiliates. TL may also borrow a total of $1.5 billion consisting of $500 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025, and all outstanding loans at the time were repaid.

On December 24, 2024, TL received a dividend of $275,000,000 from TLA., the Company's subsidiary.
On December 23, 2024, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 22, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 5, 2024, TL loaned $150 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 4, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 27, 2023, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.26% and the maturity date was December 26, 2024. On September 13, 2024, TR Re partially repaid $100M plus accrued interest. On December 5, 2024, TR Re repaid $150 M plus accrued interest.

On September 22, 2023, TL loaned $50 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.12% and the maturity date is September 21, 2024. The loan including accrued interest was repaid on September 13, 2024.

Two extraordinary non-cash dividends in the amount of $9 million and $723 million were distributed by the Company on July 1, 2025 to its parent at the time, TR Re, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. and TLA, respectively.

On February 11, 2025, the Company requested approval from the Department for an extraordinary dividend totaling $125,000,000 to its parent at the time, TR Re. Permission was received on March 4, 2025, and the dividend was paid on March 11, 2025.

On September 29, 2025, TLI contributed capital in cash to TL totaling $375 million.

In July 2025, the Company contributed 100% of the issued and outstanding shares of its subsidiary Talcott Resolution International Life Reassurance Corporation (“TIL”), valued at $13 million, to TLA. The investment in TIL is non admitted since TIL is not audited.

In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On June 27, 2024, TL declared and accrued a return of capital of $571,000,000 to TR Re, Ltd. ("TR Re"), the Company's parent. TL paid the return of capital on July 11, 2024.

On December 29, 2023, the Company received approval from the Department to transfer ownership of American Maturity Life Insurance Company (“AML”) to Talcott Resolution Life Inc. ("TLI"). In an agreement effective January 1, 2024, TL sold AML to TLI for a value of $16 million.

After receiving permission from the Department, on December 29, 2023, TL received a return of capital of $36,000,000 from AML, the Company's subsidiary.

On July 6, 2023, TL paid a dividend of $575,000,000 to TR Re, the Company's parent.

On July 6, 2023, TL received a dividend of $94,800,000 from TLA, the Company's subsidiary.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 6, 8, and 13.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial.

As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period.

The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank ("FHLB") of Boston. Membership allows the     Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3% and 4% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $342,869,066 and $434,966,958, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
2. FHLB Capital Stock
a. Aggregate Totals

1.As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$342,869,066	$342,869,066	$—

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock		—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	$—
f.	Actual or estimated borrowing capacity as determined by the insurer	$434,966,958	$434,966,958	$—
        b. Membership Stock (Class A and B) Eligible for Redemption

			Eligible for Redemption
Membership Stock	1. Current Period Total (2+3+4+5+6)	2. Not Eligible for Redemption	3. Less Than 6 Months	4. 6 Months to Less than 1 Year	5. 1 to Less than 3 Years	6. 3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000,000	5,000,000	—	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	3 Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$376,097,806	$399,782,977	$—
2	Current Year General Account: Total Collateral Pledged	376,097,806	399,782,977	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	293,205,498	326,084,877	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$398,172,978	$430,281,603	$—
1	Current Year General Account Maximum Collateral Pledged	398,172,978	430,281,603	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	300,251,206	333,115,535	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

     The Company had no borrowings from the FHLB as of December 31, 2025.

c. FHLB - Prepayment Obligations

        The Company does not have any prepayment obligations as of December 31, 2025.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer’s earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For dividends paid in 2025, see Note 7. The Company paid no dividends in 2024. With respect to dividends to its parent, the Company’s dividend limitation under the holding company laws of Connecticut is $186,227,558 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital gains (losses), gross of tax	$(426,239,780)	$353,075,428
Separate Account expense allowance	205,002,353	161,741,882
Nonadmitted asset values	(178,129,452)	(125,776,505)
Asset valuation reserve	(228,965,957)	(250,517,374)

11. Separate Accounts

The Company maintained Separate Account assets totaling $70,121,473,179 and $66,608,458,521 as of December 31, 2025 and 2024, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business including individual and group variable annuities, variable life, variable universal life, group fixed annuities and modified guarantee contracts product lines.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $69,648,776,690 and $66,089,255,206, respectively, and not legally insulated assets of $472,696,486 and $519,203,315, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Accounts reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $65,313,986,635 and $62,643,023,527 of non-guaranteed Separate Account reserves and $615,224,298 and $671,517,221 of guaranteed Separate Account reserves as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $234,378,337. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $1,180,407 in 2025. As of December 31, 2025, the General Account of the Company had paid no Separate Account guarantees.

Separate Account fees, net of minimum guarantees, were $957,218,473, $935,566,462 and $890,326,326 for the years ended December 31, 2025 and 2024 and 2023, respectively, and are recorded as a component of Fee Income on the Company’s Statements of Operations.

An analysis of the Separate Account reserves as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
1. Premium considerations or deposits for the
year ended December 31, 2025	$—	$—	$0	$1,536,545,901	$1,536,545,901
Reserves at year-end:
2. For accounts with assets at:
a. Fair value	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
b. Amortized cost	—	—	—	—	—
c. Total reserves	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
1. With market value adjustment	—	222,363,568	158,482,393	32,999,779,352	33,380,625,313
2. At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	24,109,071,050	24,109,071,050
4. At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	7,988,482,630	7,988,482,630
5. Subtotal	—	222,363,568	158,482,393	65,097,333,032	65,478,178,993
b. Not subject to discretionary withdrawal	—	—	234,378,337	216,653,603	451,031,940
c. Total	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933

Below is a reconciliation of Net Transfers from Separate Accounts:

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

	December 31,	December 31,	December 31,
	2025	2024	2023
1. Transfers as reported in the Summary of Operations of the Separate Account Statement
a. Transfer to Separate Accounts	$949,122,802	$913,070,206	$871,909,031
b. Transfer from Separate Accounts	3,031,369,178	3,059,737,292	3,412,312,352
c. Net Transfer to/(from) Separate Accounts (a) - (b)	(2,082,246,376)	(2,146,667,086)	(2,540,403,321)
2. Reconciling adjustments:
Internal exchanges and other Separate Account activity	9,915,145	(9,887,460)	20,121,935
3. Transfers as reported in the Summary of Operations of the Life, Accident & Health
Annual Statement (1c) + 2	$(2,072,331,231)	$(2,156,554,546)	$(2,520,281,386)
12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid/(received) guaranty fund assessments of $1,021,000,$1,511,515 and $39,158 in 2025, 2024, and 2023, respectively, of which $0, $1,029,729 and $0 in 2025, 2024, and 2023, respectively, increased the creditable amount against premium taxes. The Company had guaranty fund receivables of $1,366,378, $1,360,742 and $331,013 as of December 31, 2025, 2024 and 2023, respectively.

C. Contingent Commitments

At December 31, 2025 and 2024, the Company has outstanding commitments totaling $995,631,524 and $647,660,627, respectively, of which $436,651,265 and $342,322,699, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $6,497,494 and $23,336,179, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $552,482,765 and $282,001,749 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively.

Detail of Other Contingent Commitments.

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
1. In 1997, TL guaranteed the obligations of TLA with respect to life, accident and health insurance and annuity contracts. The guarantee was issued to provide an increased level of security to potential purchasers of TLA products. As of December 31, 2025 and 2024, no liability was recorded for this guarantee, as TLA was able to meet these policyholder obligations.	$—	Increase in Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
Total	$—		Unlimited

(1) There is no limit on the Company’s guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
D. Leases

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Transactions include rental facilities and equipment. Rent paid by the Company to Nassau Life Insurance Company for its share of space occupied and equipment used by Talcott Resolution's life insurance companies was $710,686, $790,545 and $527,357 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On December 30, 2025, the Company executed a funding agreement with a special purpose vehicle for $400 million, with an effective date of January 7, 2026, when the initial funding occurred.  The funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes.  The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the effective date.

On February 2, 2026, the Company received a $250 million pay down of the $300 million cash management loan to TLI. See Note 7. Related Party Transactions for further detail on the loan.

On March 2, 2026, the Company requested approval from the Department for an extraordinary dividend totaling $250 million to its parent TLI. Permission was received on March 12, 2026, and the dividend was paid on March 20, 2026.

The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

14. Reconciliation Of December 31, 2025 Annual Report to the Connecticut Department to These Statutory-Basis Financial Statements

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2025 Annual Statement and amounts reported in the accompanying financial statements.

December 31, 2025	Admitted Assets	Liabilities	Surplus	Net Income

Per Annual Statement	$89,501,993,110	$88,084,274,008	$1,417,719,102	$734,172,732

Adjustments for:
Reinsurance transaction settlement statement true-up	1,775,555	48,018,392	(46,242,837)	—

Per audited financial statements	$89,503,768,665	$88,132,292,400	$1,371,476,265	$734,172,732

The 2025 adjustment presented herein is related to timing of the receipt of the final transaction settlement statement for the MetLife reinsurance transaction.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Investment income earned:
U.S. government bonds	$31,585,284
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	418,019,432
Bonds of affiliates	7,572,791
Preferred stocks (unaffiliated)	1,642,617
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	280,386
Common stocks of affiliates	8,546,001
Mortgage loans	45,516,848
Real estate	—
Contract loans	94,583,888
Cash, cash equivalents and short-term investments	50,642,864
Derivative instruments	(23,452,777)
Other invested assets	81,623,278
Aggregate write-ins for investment income	6,249,596
Gross investment income	722,810,208
Less: Investment expenses	22,971,669
Less: Interest expenses	—
Net investment income	$699,838,539

Real estate owned - book value less encumbrances:	$—

Mortgage loans - book value:
Farm mortgages	$—
Single family residential mortgages	—
Mezzanine mortgages	—
Commercial mortgages	940,275,070
Total mortgage loans	$940,275,070

Mortgage loans by standing - book value:
Good standing	$940,275,070
Good standing with restructured terms	—
Interest overdue more than 90 days	—
Not in foreclosure	—
Foreclosure in process	—

Other long-term assets - statement value:	$883,175,280

Collateral loans:	$—

Bonds and stock of parent, subsidiaries and affiliates - book value:
Bonds	$101,188,712
Preferred stocks	—
Common stocks	6,042,931

Bonds, cash equivalents and short-term investments by class and maturity:
By maturity - statement value
Due within one year or less	$1,669,023,870
Over 1 year through 5 years	2,232,622,669
Over 5 years through 10 years	2,573,951,676
Over 10 years through 20 years	1,830,967,876
Over 20 years	3,261,501,971
No maturity date	—
Total by maturity (1)	$11,568,068,062

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

By class - statement value
Class 1	$7,001,434,096
Class 2	3,849,471,472
Class 3	675,026,465
Class 4	13,825,230
Class 5	28,308,893
Class 6	1,906
Total by class (1)	$11,568,068,062

Total publicly traded	$7,240,878,477
Total privately placed	4,327,189,585
Total by major type (1)	$11,568,068,062

(1) Excludes money market investments of $523,224,847 that have not been rated by the SVO and/or have not received exempt status.

Investment balances:
Preferred stocks - statement value	$17,853,136
Common stocks - statement value	6,084,753
Short-term investments - statement value	649,187,067
Options, caps, floors, collars, swaps and forwards open - statement value	12,404,115
Futures open - fair value	(3,883,151)
Cash on deposit	139,900,982
Cash equivalents	777,955,502

Life insurance in force (in thousands):
Industrial	$—
Ordinary	49,211,813
Credit life	—
Group life	46,848,053

Amount of accidental death insurance in force under (in thousands):
Ordinary policies	$16,733

Policies with disability provisions in force (in thousands):
Industrial	$—
Ordinary	453,767
Credit life	—
Group life	178,115

Supplemental contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Income payable	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

Ordinary - involving life contingencies
Amount on deposit	$—
Income payable	779,332

Group - not involving life contingencies
Amount on deposit	$—
Income payable	—

Group - involving life contingencies
Amount on deposit	$—
Income payable	—

Annuities:
Ordinary:
Immediate - amount of income payable	$298,002,560
Deferred fully paid: account balance	36,879,612,103
Deferred not fully paid: account balance	7,953,546

Group:
Immediate - amount of income payable	$176,342,534
Deferred fully paid: account balance	376,059,160
Deferred not fully paid: account balance	19,586,188,378

Accident and health insurance-premiums in force:
Group	$—
Credit	—
Other	297

Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,396,852
Dividend accumulations - account balance	—

Claim payments (in thousands):
Group accident and health
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

Other accident and health
2025	$—
2024	9
2023	—
2022	—
2021	—
Prior	—

Other coverages that use development methods to calculate claim reserves
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

		Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

	Investment Categories	Amount	Percentage	Amount	Percentage
1	Issuer Credit Obligations
	1.01 U.S. Government Obligations	$1,211,277,728	7.4	$1,211,277,728	7.4
	1.02 All Other Government Obligations	—	0.0	—	0.0
	1.03 Non-U.S. Sovereign Jurisdiction Securities	373,109,027	2.3	373,109,027	2.3
	1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	37,967,982	0.2	37,967,982	0.2
	1.05 Municipal Bonds - Special Revenue	363,634,342	2.2	363,634,342	2.2
	1.06 Project Finance Bonds Issued By Operating Entities	141,891,328	0.9	141,891,328	0.9
	1.07 Corporate Bonds	5,439,444,644	33.4	5,439,444,644	33.4
	1.08 Mandatory Convertible Bonds	—	0.0	—	0.0
	1.09 Single Entity Backed Obligations	57,821,485	0.4	57,821,485	0.4
	1.10 SVO-Identified Bond Exchange Traded Funds - Fair Value	—	0.0	—	0.0
	1.11 SVO-Identified Bond Exchange Traded Funds - Systematic Value	—	0.0	—	0.0
	1.12 Bonds Issued By Funds Representing Operating Entities	358,825,044	2.2	358,825,044	2.2
	1.18 Total Issuer Credit Obligations	7,983,971,579	49.1	7,983,971,579	49.1
2	Asset-backed securities
	2.01 Asset-backed Securities, Financial Asset-backed Securities - Self Liquidating	2,563,645,991	15.7	2,563,645,991	15.7
	2.02 Asset-backed Securities, Financial Asset-backed Securities - Not Self-liquidating	45,644,557	0.3	45,644,557	0.3
	2.03 Asset-backed Securities, Non-financial Asset-backed Securities	70,888,220	0.4	70,888,220	0.4
	2.04 Total Asset-backed Securities	2,680,178,768	16.5	2,680,178,768	16.5
3	Preferred Stocks
	3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	17,853,136	0.1	17,853,136	0.1
	3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	—	0.0	—	0.0
	3.03 Total Preferred Stocks	17,853,136	0.1	17,853,136	0.1
4	Common stocks
	4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	2	0.0	2	0.0
	4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	6,084,751	0.0	6,084,751	0.0
	4.03 Total Common Stocks	6,084,753	0.0	6,084,753	0.0
5	Mortgage Loans
	5.01 Farm Mortgages	—	0.0	—	0.0
	5.02 Residential Mortgages	—	0.0	—	0.0
	5.03 Commercial Mortgages	946,415,070	5.8	946,415,070	5.8
	5.04 Mezzanine Real Estate Loans	—	0.0	—	0.0
	5.05 Total Valuation Allowance	(6,140,000)	0.0	(6,140,000)	0.0
	5.06 Total Mortgage Loans	940,275,070	5.8	940,275,070	5.8
6	Real Estate
	6.01 Properties Occupied by Company	—	0.0	—	0.0
	6.02 Properties Held for Production of Income	—	0.0	—	0.0
	6.03 Properties Held for Sale	—	0.0	—	0.0
	6.04 Total Real Estate	—	0.0	—	0.0
7	Cash, Cash Equivalents, and Short-Term Investments::
	7.01 Cash	139,900,982	0.9	139,900,982	0.9
	7.02 Cash Equivalents	777,955,502	4.8	777,955,502	4.8
	7.03 Short-Term Investments	649,187,067	4.0	649,187,067	4.0
	6.04 Total Cash, Cash Equivalents, and Short-Term Investments	1,567,043,551	9.6	1,567,043,551	9.6
8	Contract Loans	1,516,022,125	9.3	1,516,022,125	9.3
9	Derivatives	275,251,377	1.7	275,251,377	1.7
10	Other Invested Assets	883,175,280	5.4	883,175,280	5.4
11	Receivables for Securities	102,527,296	0.6	102,490,851	0.6
12	Securities Lending	—	0.0	—	0.0
13	Other Invested Assets	304,822,445	1.9	304,822,445	1.9
14	Total Invested Assets	$16,277,205,380	100.0	$16,277,168,936	100.0

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES
DECEMBER 31, 2025

Reinsurance Credit

1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791.
2. The Company has 6 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases.
3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact.
4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R.
5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP.
6. Not applicable.